UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Dynamic 2070 Fund
BlackRock LifePath® Dynamic Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
12/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock LifePath® Dynamic 2030 Fund
Institutional Shares | STLDX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48(a)	0.46%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 10.28%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2030 Fund Custom Benchmark returned 9.28%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	10.28%	6.18%	6.76%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	9.28	5.70	6.33
Key Fund statistics
Net Assets	$394,920,895
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$324,640
Portfolio Turnover Rate	21%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	48.8%
Fixed-Income Funds	32.3%
Money Market Funds	23.4%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Institutional Shares | STLDX
Annual Shareholder Report — December 31, 2024
STLDX-12/24-AR

BlackRock LifePath® Dynamic 2030 Fund
Investor A Shares | LPRDX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$75(a)	0.71%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 10.11%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2030 Fund Custom Benchmark returned 9.28%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	10.11%	5.92%	6.51%
Investor A Shares (with sales charge)	4.33	4.78	5.93
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	9.28	5.70	6.33
Key Fund statistics
Net Assets	$394,920,895
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$324,640
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	48.8%
Fixed-Income Funds	32.3%
Money Market Funds	23.4%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Investor A Shares | LPRDX
Annual Shareholder Report — December 31, 2024
LPRDX-12/24-AR

BlackRock LifePath® Dynamic 2030 Fund
Investor C Shares | LPCNX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$153(a)	1.46%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 9.27%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2030 Fund Custom Benchmark returned 9.28%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	9.27%	5.13%	5.84%
Investor C Shares (with sales charge)	8.27	5.13	5.84
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	9.28	5.70	6.33
Key Fund statistics
Net Assets	$394,920,895
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$324,640
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	48.8%
Fixed-Income Funds	32.3%
Money Market Funds	23.4%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Investor C Shares | LPCNX
Annual Shareholder Report — December 31, 2024
LPCNX-12/24-AR

BlackRock LifePath® Dynamic 2030 Fund
Class K Shares | LPSDX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23(a)	0.22%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 10.58%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2030 Fund Custom Benchmark returned 9.28%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	10.58%	6.43%	7.02%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	9.28	5.70	6.33
Key Fund statistics
Net Assets	$394,920,895
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$324,640
Portfolio Turnover Rate	21%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	48.8%
Fixed-Income Funds	32.3%
Money Market Funds	23.4%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Class K Shares | LPSDX
Annual Shareholder Report — December 31, 2024
LPSDX-12/24-AR

BlackRock LifePath® Dynamic 2030 Fund
Class R Shares | LPRNX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$95(a)	0.91%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 9.78%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2030 Fund Custom Benchmark returned 9.28%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.78%	5.70%	6.28%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	9.28	5.70	6.33
Key Fund statistics
Net Assets	$394,920,895
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$324,640
Portfolio Turnover Rate	21%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	48.8%
Fixed-Income Funds	32.3%
Money Market Funds	23.4%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Class R Shares | LPRNX
Annual Shareholder Report — December 31, 2024
LPRNX-12/24-AR

BlackRock LifePath® Dynamic 2035 Fund
Institutional Shares | LPJIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 11.78%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	11.78%	7.21%	7.51%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	11.03	6.81	7.17
Key Fund statistics
Net Assets	$289,428,867
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$237,641
Portfolio Turnover Rate	17%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	50.6%
Money Market Funds	37.2%
Fixed-Income Funds	12.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Institutional Shares | LPJIX
Annual Shareholder Report — December 31, 2024
LPJIX-12/24-AR

BlackRock LifePath® Dynamic 2035 Fund
Investor A Shares | LPJAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$77(a)	0.73%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 11.47%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.47%	6.93%	7.24%
Investor A Shares (with sales charge)	5.62	5.78	6.66
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	11.03	6.81	7.17
Key Fund statistics
Net Assets	$289,428,867
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$237,641
Portfolio Turnover Rate	17%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	50.6%
Money Market Funds	37.2%
Fixed-Income Funds	12.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Investor A Shares | LPJAX
Annual Shareholder Report — December 31, 2024
LPJAX-12/24-AR

BlackRock LifePath® Dynamic 2035 Fund
Investor C Shares | LPJCX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$156(a)	1.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 10.69%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	10.69%	6.14%	6.57%
Investor C Shares (with sales charge)	9.69	6.14	6.57
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	11.03	6.81	7.17
Key Fund statistics
Net Assets	$289,428,867
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$237,641
Portfolio Turnover Rate	17%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	50.6%
Money Market Funds	37.2%
Fixed-Income Funds	12.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Investor C Shares | LPJCX
Annual Shareholder Report — December 31, 2024
LPJCX-12/24-AR

BlackRock LifePath® Dynamic 2035 Fund
Class K Shares | LPJKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24(a)	0.23%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 12.06%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.06%	7.47%	7.76%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	11.03	6.81	7.17
Key Fund statistics
Net Assets	$289,428,867
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$237,641
Portfolio Turnover Rate	17%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	50.6%
Money Market Funds	37.2%
Fixed-Income Funds	12.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Class K Shares | LPJKX
Annual Shareholder Report — December 31, 2024
LPJKX-12/24-AR

BlackRock LifePath® Dynamic 2035 Fund
Class R Shares | LPJRX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$98(a)	0.93%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 11.31%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	11.31%	6.72%	7.02%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	11.03	6.81	7.17
Key Fund statistics
Net Assets	$289,428,867
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$237,641
Portfolio Turnover Rate	17%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	50.6%
Money Market Funds	37.2%
Fixed-Income Funds	12.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Class R Shares | LPJRX
Annual Shareholder Report — December 31, 2024
LPJRX-12/24-AR

BlackRock LifePath® Dynamic 2040 Fund
Institutional Shares | STLEX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 14.00%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	14.00%	8.30%	8.30%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	12.74	7.82	7.92
Key Fund statistics
Net Assets	$406,928,608
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$270,968
Portfolio Turnover Rate	19%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.7%
Money Market Funds	29.8%
Fixed-Income Funds	9.5%
Liabilities in Excess of Other Assets	(5.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Institutional Shares | STLEX
Annual Shareholder Report — December 31, 2024
STLEX-12/24-AR

BlackRock LifePath® Dynamic 2040 Fund
Investor A Shares | LPREX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78(a)	0.73%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 13.63%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.63%	8.03%	8.02%
Investor A Shares (with sales charge)	7.66	6.87	7.44
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	12.74	7.82	7.92
Key Fund statistics
Net Assets	$406,928,608
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$270,968
Portfolio Turnover Rate	19%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.7%
Money Market Funds	29.8%
Fixed-Income Funds	9.5%
Liabilities in Excess of Other Assets	(5.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Investor A Shares | LPREX
Annual Shareholder Report — December 31, 2024
LPREX-12/24-AR

BlackRock LifePath® Dynamic 2040 Fund
Investor C Shares | LPCKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$158(a)	1.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 12.86%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	12.86%	7.22%	7.35%
Investor C Shares (with sales charge)	11.86	7.22	7.35
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	12.74	7.82	7.92
Key Fund statistics
Net Assets	$406,928,608
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$270,968
Portfolio Turnover Rate	19%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.7%
Money Market Funds	29.8%
Fixed-Income Funds	9.5%
Liabilities in Excess of Other Assets	(5.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Investor C Shares | LPCKX
Annual Shareholder Report — December 31, 2024
LPCKX-12/24-AR

BlackRock LifePath® Dynamic 2040 Fund
Class K Shares | LPSFX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25(a)	0.23%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 14.20%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	14.20%	8.57%	8.55%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	12.74	7.82	7.92
Key Fund statistics
Net Assets	$406,928,608
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$270,968
Portfolio Turnover Rate	19%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.7%
Money Market Funds	29.8%
Fixed-Income Funds	9.5%
Liabilities in Excess of Other Assets	(5.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Class K Shares | LPSFX
Annual Shareholder Report — December 31, 2024
LPSFX-12/24-AR

BlackRock LifePath® Dynamic 2040 Fund
Class R Shares | LPRKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$99(a)	0.93%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 13.44%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	13.44%	7.81%	7.80%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	12.74	7.82	7.92
Key Fund statistics
Net Assets	$406,928,608
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$270,968
Portfolio Turnover Rate	19%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.7%
Money Market Funds	29.8%
Fixed-Income Funds	9.5%
Liabilities in Excess of Other Assets	(5.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Class R Shares | LPRKX
Annual Shareholder Report — December 31, 2024
LPRKX-12/24-AR

BlackRock LifePath® Dynamic 2045 Fund
Institutional Shares | LPHIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54(a)	0.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 15.51%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	15.51%	9.11%	8.77%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	14.38	8.75	8.53
Key Fund statistics
Net Assets	$236,416,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$183,394
Portfolio Turnover Rate	15%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.3%
Money Market Funds	34.1%
Fixed-Income Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Institutional Shares | LPHIX
Annual Shareholder Report — December 31, 2024
LPHIX-12/24-AR

BlackRock LifePath® Dynamic 2045 Fund
Investor A Shares | LPHAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$81(a)	0.75%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 15.25%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.25%	8.86%	8.51%
Investor A Shares (with sales charge)	9.20	7.69	7.92
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	14.38	8.75	8.53
Key Fund statistics
Net Assets	$236,416,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$183,394
Portfolio Turnover Rate	15%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.3%
Money Market Funds	34.1%
Fixed-Income Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Investor A Shares | LPHAX
Annual Shareholder Report — December 31, 2024
LPHAX-12/24-AR

BlackRock LifePath® Dynamic 2045 Fund
Investor C Shares | LPHCX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$161(a)	1.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 14.38%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	14.38%	8.03%	7.83%
Investor C Shares (with sales charge)	13.38	8.03	7.83
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	14.38	8.75	8.53
Key Fund statistics
Net Assets	$236,416,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$183,394
Portfolio Turnover Rate	15%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.3%
Money Market Funds	34.1%
Fixed-Income Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Investor C Shares | LPHCX
Annual Shareholder Report — December 31, 2024
LPHCX-12/24-AR

BlackRock LifePath® Dynamic 2045 Fund
Class K Shares | LPHKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$27(a)	0.25%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 15.85%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	15.85%	9.39%	9.04%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	14.38	8.75	8.53
Key Fund statistics
Net Assets	$236,416,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$183,394
Portfolio Turnover Rate	15%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.3%
Money Market Funds	34.1%
Fixed-Income Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Class K Shares | LPHKX
Annual Shareholder Report — December 31, 2024
LPHKX-12/24-AR

BlackRock LifePath® Dynamic 2045 Fund
Class R Shares | LPHRX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$102(a)	0.95%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 15.03%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	15.03%	8.62%	8.28%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	14.38	8.75	8.53
Key Fund statistics
Net Assets	$236,416,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$183,394
Portfolio Turnover Rate	15%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.3%
Money Market Funds	34.1%
Fixed-Income Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Class R Shares | LPHRX
Annual Shareholder Report — December 31, 2024
LPHRX-12/24-AR

BlackRock LifePath® Dynamic 2050 Fund
Institutional Shares | STLFX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53(a)	0.49%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.46%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.46%	9.40%	8.94%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	15.70	9.36	8.88
Key Fund statistics
Net Assets	$278,716,739
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$180,108
Portfolio Turnover Rate	12%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	72.0%
Money Market Funds	27.1%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(0.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Institutional Shares | STLFX
Annual Shareholder Report — December 31, 2024
STLFX-12/24-AR

BlackRock LifePath® Dynamic 2050 Fund
Investor A Shares | LPRFX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$80(a)	0.74%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 16.14%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.14%	9.12%	8.67%
Investor A Shares (with sales charge)	10.04	7.95	8.09
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	15.70	9.36	8.88
Key Fund statistics
Net Assets	$278,716,739
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$180,108
Portfolio Turnover Rate	12%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	72.0%
Money Market Funds	27.1%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(0.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Investor A Shares | LPRFX
Annual Shareholder Report — December 31, 2024
LPRFX-12/24-AR

BlackRock LifePath® Dynamic 2050 Fund
Investor C Shares | LPCPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$160(a)	1.49%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 15.31%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.31%	8.30%	7.99%
Investor C Shares (with sales charge)	14.31	8.30	7.99
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	15.70	9.36	8.88
Key Fund statistics
Net Assets	$278,716,739
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$180,108
Portfolio Turnover Rate	12%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	72.0%
Money Market Funds	27.1%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(0.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Investor C Shares | LPCPX
Annual Shareholder Report — December 31, 2024
LPCPX-12/24-AR

BlackRock LifePath® Dynamic 2050 Fund
Class K Shares | LPSGX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26(a)	0.24%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 16.74%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.74%	9.67%	9.20%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	15.70	9.36	8.88
Key Fund statistics
Net Assets	$278,716,739
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$180,108
Portfolio Turnover Rate	12%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	72.0%
Money Market Funds	27.1%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(0.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Class K Shares | LPSGX
Annual Shareholder Report — December 31, 2024
LPSGX-12/24-AR

BlackRock LifePath® Dynamic 2050 Fund
Class R Shares | LPRPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$101(a)	0.94%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 15.93%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	15.93%	8.90%	8.45%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	15.70	9.36	8.88
Key Fund statistics
Net Assets	$278,716,739
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$180,108
Portfolio Turnover Rate	12%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	72.0%
Money Market Funds	27.1%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(0.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Class R Shares | LPRPX
Annual Shareholder Report — December 31, 2024
LPRPX-12/24-AR

BlackRock LifePath® Dynamic 2055 Fund
Institutional Shares | LPVIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.97%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.97%	9.69%	9.05%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	16.33	9.57	8.99
Key Fund statistics
Net Assets	$195,498,979
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$134,898
Portfolio Turnover Rate	9%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.9%
Money Market Funds	27.6%
Fixed-Income Funds	0.3%
Other Assets Less Liabilities	1.2
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Institutional Shares | LPVIX
Annual Shareholder Report — December 31, 2024
LPVIX-12/24-AR

BlackRock LifePath® Dynamic 2055 Fund
Investor A Shares | LPVAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82(a)	0.76%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 16.76%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.76%	9.42%	8.78%
Investor A Shares (with sales charge)	10.63	8.25	8.20
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	16.33	9.57	8.99
Key Fund statistics
Net Assets	$195,498,979
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$134,898
Portfolio Turnover Rate	9%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.9%
Money Market Funds	27.6%
Fixed-Income Funds	0.3%
Other Assets Less Liabilities	1.2
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Investor A Shares | LPVAX
Annual Shareholder Report — December 31, 2024
LPVAX-12/24-AR

BlackRock LifePath® Dynamic 2055 Fund
Investor C Shares | LPVCX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$163(a)	1.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 15.82%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.82%	8.59%	8.10%
Investor C Shares (with sales charge)	14.82	8.59	8.10
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	16.33	9.57	8.99
Key Fund statistics
Net Assets	$195,498,979
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$134,898
Portfolio Turnover Rate	9%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.9%
Money Market Funds	27.6%
Fixed-Income Funds	0.3%
Other Assets Less Liabilities	1.2
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Investor C Shares | LPVCX
Annual Shareholder Report — December 31, 2024
LPVCX-12/24-AR

BlackRock LifePath® Dynamic 2055 Fund
Class K Shares | LPVKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.26%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 17.36%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.36%	9.96%	9.32%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	16.33	9.57	8.99
Key Fund statistics
Net Assets	$195,498,979
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$134,898
Portfolio Turnover Rate	9%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.9%
Money Market Funds	27.6%
Fixed-Income Funds	0.3%
Other Assets Less Liabilities	1.2
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Class K Shares | LPVKX
Annual Shareholder Report — December 31, 2024
LPVKX-12/24-AR

BlackRock LifePath® Dynamic 2055 Fund
Class R Shares | LPVRX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104(a)	0.96%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 16.50%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	16.50%	9.20%	8.54%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	16.33	9.57	8.99
Key Fund statistics
Net Assets	$195,498,979
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$134,898
Portfolio Turnover Rate	9%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.9%
Money Market Funds	27.6%
Fixed-Income Funds	0.3%
Other Assets Less Liabilities	1.2
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Class R Shares | LPVRX
Annual Shareholder Report — December 31, 2024
LPVRX-12/24-AR

BlackRock LifePath® Dynamic 2060 Fund
Institutional Shares | LPDIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 17.07%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 31, 2017 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	17.07%	9.49%	9.79%
Russell 1000® Index	24.51	14.28	14.19
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.04
LifePath Dynamic 2060 Fund Custom Benchmark	16.37	9.58	9.89
Key Fund statistics
Net Assets	$81,382,965
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$52,378
Portfolio Turnover Rate	12%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on May 31, 2017.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.6%
Money Market Funds	29.1%
Fixed-Income Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Institutional Shares | LPDIX
Annual Shareholder Report — December 31, 2024
LPDIX-12/24-AR

BlackRock LifePath® Dynamic 2060 Fund
Investor A Shares | LPDAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82(a)	0.76%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 16.82%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 31, 2017 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	16.82%	9.21%	9.51%
Investor A Shares (with sales charge)	10.68	8.04	8.74
Russell 1000® Index	24.51	14.28	14.19
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.04
LifePath Dynamic 2060 Fund Custom Benchmark	16.37	9.58	9.89
Key Fund statistics
Net Assets	$81,382,965
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$52,378
Portfolio Turnover Rate	12%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on May 31, 2017.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.6%
Money Market Funds	29.1%
Fixed-Income Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Investor A Shares | LPDAX
Annual Shareholder Report — December 31, 2024
LPDAX-12/24-AR

BlackRock LifePath® Dynamic 2060 Fund
Investor C Shares | LPDCX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$164(a)	1.52%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 15.90%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 31, 2017 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	15.90%	8.39%	8.66%
Investor C Shares (with sales charge)	14.90	8.39	8.66
Russell 1000® Index	24.51	14.28	14.19
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.04
LifePath Dynamic 2060 Fund Custom Benchmark	16.37	9.58	9.89
Key Fund statistics
Net Assets	$81,382,965
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$52,378
Portfolio Turnover Rate	12%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on May 31, 2017.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.6%
Money Market Funds	29.1%
Fixed-Income Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Investor C Shares | LPDCX
Annual Shareholder Report — December 31, 2024
LPDCX-12/24-AR

BlackRock LifePath® Dynamic 2060 Fund
Class K Shares | LPDKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.26%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 17.36%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 31, 2017 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	17.36%	9.74%	10.03%
Russell 1000® Index	24.51	14.28	14.19
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.04
LifePath Dynamic 2060 Fund Custom Benchmark	16.37	9.58	9.89
Key Fund statistics
Net Assets	$81,382,965
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$52,378
Portfolio Turnover Rate	12%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on May 31, 2017.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.6%
Money Market Funds	29.1%
Fixed-Income Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Class K Shares | LPDKX
Annual Shareholder Report — December 31, 2024
LPDKX-12/24-AR

BlackRock LifePath® Dynamic 2060 Fund
Class R Shares | LPDRX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104(a)	0.96%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 16.51%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 31, 2017 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class R Shares	16.51%	8.99%	9.29%
Russell 1000® Index	24.51	14.28	14.19
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.04
LifePath Dynamic 2060 Fund Custom Benchmark	16.37	9.58	9.89
Key Fund statistics
Net Assets	$81,382,965
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$52,378
Portfolio Turnover Rate	12%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on May 31, 2017.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.6%
Money Market Funds	29.1%
Fixed-Income Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Class R Shares | LPDRX
Annual Shareholder Report — December 31, 2024
LPDRX-12/24-AR

BlackRock LifePath® Dynamic 2065 Fund
Institutional Shares | LPWIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.50%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	16.50%	9.41%	10.19%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Dynamic 2065 Fund Custom Benchmark	16.37	9.57	10.43
Key Fund statistics
Net Assets	$33,585,879
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$25,553
Portfolio Turnover Rate	12%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	69.0%
Money Market Funds	31.0%
Fixed-Income Funds	0.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Institutional Shares | LPWIX
Annual Shareholder Report — December 31, 2024
LPWIX-12/24-AR

BlackRock LifePath® Dynamic 2065 Fund
Investor A Shares | LPWAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82(a)	0.76%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 16.29%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	16.29%	9.15%	9.92%
Investor A Shares (with sales charge)	10.19	7.97	8.78
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Dynamic 2065 Fund Custom Benchmark	16.37	9.57	10.43
Key Fund statistics
Net Assets	$33,585,879
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$25,553
Portfolio Turnover Rate	12%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	69.0%
Money Market Funds	31.0%
Fixed-Income Funds	0.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Investor A Shares | LPWAX
Annual Shareholder Report — December 31, 2024
LPWAX-12/24-AR

BlackRock LifePath® Dynamic 2065 Fund
Investor C Shares | LPWCX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$163(a)	1.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 15.46%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	15.46%	8.33%	9.10%
Investor C Shares (with sales charge)	14.46	8.33	9.10
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Dynamic 2065 Fund Custom Benchmark	16.37	9.57	10.43
Key Fund statistics
Net Assets	$33,585,879
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$25,553
Portfolio Turnover Rate	12%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	69.0%
Money Market Funds	31.0%
Fixed-Income Funds	0.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Investor C Shares | LPWCX
Annual Shareholder Report — December 31, 2024
LPWCX-12/24-AR

BlackRock LifePath® Dynamic 2065 Fund
Class K Shares | LPWKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.26%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 16.73%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	16.73%	9.65%	10.45%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Dynamic 2065 Fund Custom Benchmark	16.37	9.57	10.43
Key Fund statistics
Net Assets	$33,585,879
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$25,553
Portfolio Turnover Rate	12%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	69.0%
Money Market Funds	31.0%
Fixed-Income Funds	0.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Class K Shares | LPWKX
Annual Shareholder Report — December 31, 2024
LPWKX-12/24-AR

BlackRock LifePath® Dynamic 2065 Fund
Class R Shares | LPWRX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104(a)	0.96%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 16.07%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class R Shares	16.07%	8.92%	9.70%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Dynamic 2065 Fund Custom Benchmark	16.37	9.57	10.43
Key Fund statistics
Net Assets	$33,585,879
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$25,553
Portfolio Turnover Rate	12%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	69.0%
Money Market Funds	31.0%
Fixed-Income Funds	0.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Class R Shares | LPWRX
Annual Shareholder Report — December 31, 2024
LPWRX-12/24-AR

BlackRock LifePath® Dynamic 2070 Fund
Institutional Shares | LPYIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)(b)	0.49%(b)(c)
(a)	Institutional Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$3,922,144
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$808
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	88.8%
Money Market Funds	21.9%
Fixed-Income Funds	0.1%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Institutional Shares | LPYIX
Annual Shareholder Report — December 31, 2024
LPYIX-12/24-AR

BlackRock LifePath® Dynamic 2070 Fund
Investor A Shares | LPYAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$20(a)(b)	0.75%(b)(c)
(a)	Investor A Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$3,922,144
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$808
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	88.8%
Money Market Funds	21.9%
Fixed-Income Funds	0.1%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Investor A Shares | LPYAX
Annual Shareholder Report — December 31, 2024
LPYAX-12/24-AR

BlackRock LifePath® Dynamic 2070 Fund
Investor C Shares | LPYCX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$40(a)(b)	1.49%(b)(c)
(a)	Investor C Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$3,922,144
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$808
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	88.8%
Money Market Funds	21.9%
Fixed-Income Funds	0.1%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Investor C Shares | LPYCX
Annual Shareholder Report — December 31, 2024
LPYCX-12/24-AR

BlackRock LifePath® Dynamic 2070 Fund
Class K Shares | LPYKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)(b)	0.24%(b)(c)
(a)	Class K Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$3,922,144
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$808
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	88.8%
Money Market Funds	21.9%
Fixed-Income Funds	0.1%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Class K Shares | LPYKX
Annual Shareholder Report — December 31, 2024
LPYKX-12/24-AR

BlackRock LifePath® Dynamic 2070 Fund
Class R Shares | LPYRX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$25(a)(b)	0.94%(b)(c)
(a)	Class R Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$3,922,144
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$808
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	88.8%
Money Market Funds	21.9%
Fixed-Income Funds	0.1%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Class R Shares | LPYRX
Annual Shareholder Report — December 31, 2024
LPYRX-12/24-AR

BlackRock LifePath® Dynamic Retirement Fund
Institutional Shares | STLAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46(a)	0.44%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 8.40%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Dynamic Retirement Fund Custom Benchmark returned 7.19%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	8.40%	4.56%	5.06%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Dynamic Retirement Fund Custom Benchmark	7.19	4.00	4.64
Key Fund statistics
Net Assets	$422,710,424
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$160,277
Portfolio Turnover Rate	23%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	45.1%
Equity Funds	36.1%
Money Market Funds	20.3%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Dynamic 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Institutional Shares | STLAX
Annual Shareholder Report — December 31, 2024
STLAX-12/24-AR

BlackRock LifePath® Dynamic Retirement Fund
Investor A Shares | LPRAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$72(a)	0.69%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 8.12%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Dynamic Retirement Fund Custom Benchmark returned 7.19%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	8.12%	4.30%	4.80%
Investor A Shares (with sales charge)	2.45	3.18	4.23
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Dynamic Retirement Fund Custom Benchmark	7.19	4.00	4.64
Key Fund statistics
Net Assets	$422,710,424
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$160,277
Portfolio Turnover Rate	23%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	45.1%
Equity Funds	36.1%
Money Market Funds	20.3%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Dynamic 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Investor A Shares | LPRAX
Annual Shareholder Report — December 31, 2024
LPRAX-12/24-AR

BlackRock LifePath® Dynamic Retirement Fund
Investor C Shares | LPCRX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$151(a)	1.46%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 7.33%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Dynamic Retirement Fund Custom Benchmark returned 7.19%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	7.33%	3.53%	4.15%
Investor C Shares (with sales charge)	6.36	3.53	4.15
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Dynamic Retirement Fund Custom Benchmark	7.19	4.00	4.64
Key Fund statistics
Net Assets	$422,710,424
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$160,277
Portfolio Turnover Rate	23%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	45.1%
Equity Funds	36.1%
Money Market Funds	20.3%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Dynamic 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Investor C Shares | LPCRX
Annual Shareholder Report — December 31, 2024
LPCRX-12/24-AR

BlackRock LifePath® Dynamic Retirement Fund
Class K Shares | LPSAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$22(a)	0.21%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 8.71%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Dynamic Retirement Fund Custom Benchmark returned 7.19%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	8.71%	4.84%	5.32%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Dynamic Retirement Fund Custom Benchmark	7.19	4.00	4.64
Key Fund statistics
Net Assets	$422,710,424
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$160,277
Portfolio Turnover Rate	23%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	45.1%
Equity Funds	36.1%
Money Market Funds	20.3%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Dynamic 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Class K Shares | LPSAX
Annual Shareholder Report — December 31, 2024
LPSAX-12/24-AR

BlackRock LifePath® Dynamic Retirement Fund
Class R Shares | LPRRX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$95(a)	0.91%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 8.00%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Dynamic Retirement Fund Custom Benchmark returned 7.19%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	8.00%	4.12%	4.59%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Dynamic Retirement Fund Custom Benchmark	7.19	4.00	4.64
Key Fund statistics
Net Assets	$422,710,424
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$160,277
Portfolio Turnover Rate	23%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	45.1%
Equity Funds	36.1%
Money Market Funds	20.3%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Dynamic 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Class R Shares | LPRRX
Annual Shareholder Report — December 31, 2024
LPRRX-12/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), have determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Dynamic 2030 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® Dynamic 2035 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® Dynamic 2040 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® Dynamic 2045 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® Dynamic 2050 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® Dynamic 2055 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® Dynamic 2060 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® Dynamic 2065 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® Dynamic 2070 Fund	$20,610	$0	$0	$0	$10,750	$0	$0	$0
BlackRock LifePath® Dynamic Retirement Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0

2

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrants and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrants. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrants will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrants or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

3

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Dynamic 2030 Fund	$10,750	$10,750
BlackRock LifePath® Dynamic 2035 Fund	$10,750	$10,750
BlackRock LifePath® Dynamic 2040 Fund	$10,750	$10,750
BlackRock LifePath® Dynamic 2045 Fund	$10,750	$10,750
BlackRock LifePath® Dynamic 2050 Fund	$10,750	$10,750
BlackRock LifePath® Dynamic 2055 Fund	$10,750	$10,750
BlackRock LifePath® Dynamic 2060 Fund	$10,750	$10,750
BlackRock LifePath® Dynamic 2065 Fund	$10,750	$10,750
BlackRock LifePath® Dynamic 2070 Fund	$10,750	$0
BlackRock LifePath® Dynamic Retirement Fund	$10,750	$10,750

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

4

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock LifePath® Dynamic Retirement Fund
• BlackRock LifePath® Dynamic 2030 Fund
• BlackRock LifePath® Dynamic 2035 Fund
• BlackRock LifePath® Dynamic 2040 Fund
• BlackRock LifePath® Dynamic 2045 Fund
• BlackRock LifePath® Dynamic 2050 Fund
• BlackRock LifePath® Dynamic 2055 Fund
• BlackRock LifePath® Dynamic 2060 Fund
• BlackRock LifePath® Dynamic 2065 Fund
• BlackRock LifePath® Dynamic 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Dynamic Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 36.1%
BlackRock Advantage Emerging Markets Fund, Class K	769,692	$ 7,673,828
BlackRock Real Estate Securities Fund	107,469	1,593,766
BlackRock Tactical Opportunities Fund, Class K	1,142,394	16,975,975
Diversified Equity Master Portfolio	$95,262,216	95,262,216
International Tilts Master Portfolio	$16,959,545	16,959,545
iShares Global Infrastructure ETF	131,726	6,885,318
iShares MSCI EAFE Small-Cap ETF(b)	122,264	7,427,538
		152,778,186
Fixed-Income Funds — 45.1%
BlackRock Diversified Fixed Income Fund, Class K	15,688,110	146,370,069
BlackRock High Yield Bond Portfolio, Class K	94,998	674,485
iShares 0-5 Year TIPS Bond ETF	431,038	43,362,423
		190,406,977

Security	Shares	Value
Money Market Funds — 20.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	5,953,788	$ 5,956,765
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	79,955,947	79,955,947
		85,912,712
Total Investments — 101.5% (Cost: $370,618,162)		429,097,875
Liabilities in Excess of Other Assets — (1.5)%		(6,387,451)
Net Assets — 100.0%		$ 422,710,424

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 5,320,481	$ 2,381,630	$ —	$ —	$ (28,283)	$ 7,673,828	769,692	$ 167,471	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	—	5,958,959 (a)	—	(2,194)	—	5,956,765	5,953,788	5,060 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,046,629	68,909,318 (a)	—	—	—	79,955,947	79,955,947	1,974,244	—
BlackRock Diversified Fixed Income Fund, Class K	96,294,912	56,440,634	—	—	(6,365,477)	146,370,069	15,688,110	7,449,608	—
BlackRock High Yield Bond Portfolio, Class K	2,157,887	1,663,903	(3,153,322)	176,106	(170,089)	674,485	94,998	97,026	—
BlackRock Real Estate Securities Fund	—	3,812,107	(2,121,353)	(79,136)	(17,852)	1,593,766	107,469	18,259	—
BlackRock Tactical Opportunities Fund, Class K	10,854,310	4,650,516	—	—	1,471,149	16,975,975	1,142,394	—	—
Diversified Equity Master Portfolio	50,354,959	32,352,467 (a)(c)	—	9,643,953	2,910,837	95,262,216	$95,262,216	1,143,079	—
International Tilts Master Portfolio	10,353,349	6,374,155 (a)(c)	—	1,112,168	(880,127)	16,959,545	$16,959,545	271,259	—
iShares 0-5 Year TIPS Bond ETF	—	43,452,490	—	—	(90,067)	43,362,423	431,038	125,001	—
iShares Developed Real Estate Index Fund, Class K(d)	2,613,498	7,649,132	(9,251,215)	(449,067)	(562,348)	—	—	261,768	903,206
iShares Global Infrastructure ETF	—	7,082,903	—	—	(197,585)	6,885,318	131,726	65,710	—
iShares MSCI EAFE Small-Cap ETF	5,513,557	2,216,232	—	—	(302,251)	7,427,538	122,264	230,084	—
iShares TIPS Bond ETF(d)	16,782,521	15,208,383	(31,917,349)	433,525	(507,080)	—	—	468,761	—
				$ 10,835,355	$ (4,739,173)	$ 429,097,875		$ 12,277,330	$ 903,206

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	22	03/13/25	$ 3,848	$ 11,084
S&P/TSE 60 Index	18	03/20/25	3,719	(109,928)
U.S. Long Bond	77	03/20/25	8,766	(188,423)
E-mini Russell 2000 Index	20	03/21/25	2,250	(141,943)
Micro E-mini S&P 500 Index	283	03/21/25	8,399	(273,512)
MSCI EAFE Index	85	03/21/25	9,637	(318,824)
MSCI Emerging Markets Index	134	03/21/25	7,194	(275,314)
S&P 500 E-Mini Index	30	03/21/25	8,904	(105,774)
2-Year U.S. Treasury Note	124	03/31/25	25,496	30,837
5-Year U.S. Treasury Note	313	03/31/25	33,273	(87,685)
				(1,459,482)
Short Contracts
10-Year U.S. Treasury Note	40	03/20/25	4,350	14,382
Ultra U.S. Treasury Bond	43	03/20/25	5,113	103,162
NASDAQ 100 E-Mini Index	19	03/21/25	8,066	159,839
				277,383
				$ (1,182,099)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,181,576	AUD	6,693,049	Barclays Bank PLC	03/19/25	$ 38,452
USD	1,391,483	AUD	2,152,000	Goldman Sachs International	03/19/25	59,354
USD	39,291	EUR	37,000	Nomura International PLC	03/19/25	836
USD	182,557	JPY	27,289,000	Barclays Bank PLC	03/19/25	7,669
						106,311
AUD	19,180,789	USD	12,402,298	Goldman Sachs International	03/19/25	(529,026)
CAD	5,147,169	USD	3,658,717	Barclays Bank PLC	03/19/25	(67,811)
CAD	5,378,204	USD	3,822,942	Barclays Bank PLC	03/19/25	(70,855)
JPY	636,777,671	EUR	4,056,276	Goldman Sachs International	03/19/25	(134,738)
JPY	640,603,143	USD	4,136,262	Barclays Bank PLC	03/19/25	(30,810)
						(833,240)
						$ (726,929)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	2,419	$ (77,049)	$ —	$ (77,049)
1-day SOFR plus 0.65%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	1,549	(50,095)	—	(50,095)
									$ (127,144)	$ —	$ (127,144)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic Retirement Fund

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (127,144)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 170,923	$ —	$ 148,381	$ —	$ 319,304
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	106,311	—	—	106,311
	$ —	$ —	$ 170,923	$ 106,311	$ 148,381	$ —	$ 425,615
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 1,225,295	$ —	$ 276,108	$ —	$ 1,501,403
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	833,240	—	—	833,240
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	127,144	—	—	—	127,144
	$ —	$ —	$ 1,352,439	$ 833,240	$ 276,108	$ —	$ 2,461,787

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,446,384	$ —	$ (683,289)	$ —	$ 2,763,095
Forward foreign currency exchange contracts	—	—	—	(743,445)	—	—	(743,445)
Swaps	—	—	1,079,254	—	—	—	1,079,254
	$ —	$ —	$ 4,525,638	$ (743,445)	$ (683,289)	$ —	$ 3,098,904
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,765,983)	$ —	$ (386,839)	$ —	$ (2,152,822)
Forward foreign currency exchange contracts	—	—	—	(923,793)	—	—	(923,793)
Swaps	—	—	(526,863)	—	—	—	(526,863)
	$ —	$ —	$ (2,292,846)	$ (923,793)	$ (386,839)	$ —	$ (3,603,478)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$55,305,466
Average notional value of contracts — short	8,001,073
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	2,676,471
Average amounts sold — in USD	19,915,634
Total return swaps:
Average notional value	4,601,401
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 364,588	$ —
Forward foreign currency exchange contracts	106,311	833,240
Swaps — OTC(a)	—	127,144
Total derivative assets and liabilities in the Statements of Assets and Liabilities	470,899	960,384
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(364,588)	—
Total derivative assets and liabilities subject to an MNA	$ 106,311	$ 960,384

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 46,121	$ (46,121)	$ —	$ —	$ —
Goldman Sachs International	59,354	(59,354)	—	—	—
Nomura International PLC	836	—	—	—	836
	$ 106,311	$ (105,475)	$ —	$ —	$ 836

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 169,476	$ (46,121)	$ —	$ —	$ 123,355
Goldman Sachs International	663,764	(59,354)	—	—	604,410
Morgan Stanley & Co. International PLC	127,144	—	—	—	127,144
	$ 960,384	$ (105,475)	$ —	$ —	$ 854,909

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 40,556,425	$ —	$ —	$ 40,556,425
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 190,406,977	$ —	$ —	$ 190,406,977
Money Market Funds	85,912,712	—	—	85,912,712
	$316,876,114	$—	$—	316,876,114
Investments Valued at NAV(a)				112,221,761
				$ 429,097,875
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 159,839	$ 11,084	$ —	$ 170,923
Foreign Currency Exchange Contracts	—	106,311	—	106,311
Interest Rate Contracts	148,381	—	—	148,381
Liabilities
Equity Contracts	(1,225,295)	(127,144)	—	(1,352,439)
Foreign Currency Exchange Contracts	—	(833,240)	—	(833,240)
Interest Rate Contracts	(276,108)	—	—	(276,108)
	$(1,193,183)	$(842,989)	$—	$(2,036,172)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
BlackRock LifePath® Dynamic 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 48.8%
BlackRock Advantage Emerging Markets Fund, Class K	1,028,073	$ 10,249,883
BlackRock Real Estate Securities Fund	416,466	6,176,188
BlackRock Tactical Opportunities Fund, Class K	1,005,942	14,948,295
Diversified Equity Master Portfolio	$118,565,440	118,565,440
International Tilts Master Portfolio	$28,843,081	28,843,081
iShares Global Infrastructure ETF	121,670	6,359,691
iShares MSCI EAFE Small-Cap ETF(b)	120,660	7,330,095
		192,472,673
Fixed-Income Funds — 32.3%
BlackRock Diversified Fixed Income Fund, Class K	9,237,135	86,182,468
iShares 0-5 Year TIPS Bond ETF	339,603	34,164,062
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	68,056	7,271,103
		127,617,633

Security	Shares	Value
Money Market Funds — 23.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	14,926,109	$ 14,933,572
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	77,527,502	77,527,502
		92,461,074
Total Investments — 104.5% (Cost: $378,746,289)		412,551,380
Liabilities in Excess of Other Assets — (4.5)%		(17,630,485)
Net Assets — 100.0%		$ 394,920,895

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 9,621,720	$ 244,066	$ —	$ —	$ 384,097	$ 10,249,883	1,028,073	$ 244,063	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	7,911,930	7,023,197 (a)	—	18	(1,573)	14,933,572	14,926,109	51,403 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,767,175	61,760,327 (a)	—	—	—	77,527,502	77,527,502	2,461,444	—
BlackRock Diversified Fixed Income Fund, Class K	73,021,447	16,752,808	—	—	(3,591,787)	86,182,468	9,237,135	5,321,747	—
BlackRock High Yield Bond Portfolio, Class K(c)	2,702,015	624,629	(3,362,544)	241,266	(205,366)	—	—	116,156	—
BlackRock Real Estate Securities Fund	—	6,506,957	—	(95,273)	(235,496)	6,176,188	416,466	41,454	—
BlackRock Tactical Opportunities Fund, Class K	13,368,966	—	—	—	1,579,329	14,948,295	1,005,942	—	—
Diversified Equity Master Portfolio	96,133,070	—	(552,011)(a)(d)	16,156,092	6,828,289	118,565,440	$118,565,440	2,020,233	—
International Tilts Master Portfolio	23,809,398	3,897,824 (a)(d)	—	2,174,907	(1,039,048)	28,843,081	$28,843,081	669,722	—
iShares 0-5 Year TIPS Bond ETF	—	34,235,255	—	—	(71,193)	34,164,062	339,603	97,602	—
iShares Developed Real Estate Index Fund, Class K(c)	4,607,420	7,321,168	(11,151,024)	(246,220)	(531,344)	—	—	324,260	956,199
iShares Global Infrastructure ETF	—	6,552,414	—	—	(192,723)	6,359,691	121,670	64,012	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,531,077	—	—	—	(259,974)	7,271,103	68,056	323,318	—
iShares MSCI EAFE Small-Cap ETF	10,089,267	—	(2,650,423)	302,346	(411,095)	7,330,095	120,660	256,518	—
iShares TIPS Bond ETF(c)	19,302,302	7,500,996	(26,880,039)	(680,373)	757,114	—	—	556,657	—
				$ 17,852,763	$ 3,009,230	$ 412,551,380		$ 12,548,589	$ 956,199

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	23	03/13/25	$ 4,023	$ 12,884
S&P/TSE 60 Index	23	03/20/25	4,752	(140,464)
U.S. Long Bond	73	03/20/25	8,311	(178,635)
Ultra U.S. Treasury Bond	6	03/20/25	713	(281)
E-mini Russell 2000 Index	29	03/21/25	3,262	(205,817)
Micro E-mini S&P 500 Index	251	03/21/25	7,449	(242,412)
MSCI EAFE Index	69	03/21/25	7,823	(258,810)
MSCI Emerging Markets Index	181	03/21/25	9,718	(337,229)
S&P 500 E-Mini Index	26	03/21/25	7,716	(91,671)
2-Year U.S. Treasury Note	166	03/31/25	34,131	27,449
5-Year U.S. Treasury Note	199	03/31/25	21,155	(43,591)
				(1,458,577)
Short Contracts
10-Year U.S. Treasury Note	26	03/20/25	2,828	9,348
NASDAQ 100 E-Mini Index	18	03/21/25	7,642	151,426
				160,774
				$ (1,297,803)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,926,856	AUD	6,285,343	Barclays Bank PLC	03/19/25	$ 36,110
USD	44,600	EUR	42,000	Nomura International PLC	03/19/25	949
USD	152,011	JPY	22,723,000	Barclays Bank PLC	03/19/25	6,386
						43,445
AUD	18,753,342	USD	12,125,911	Goldman Sachs International	03/19/25	(517,238)
CAD	5,377,669	USD	3,822,561	Barclays Bank PLC	03/19/25	(70,848)
CAD	8,491,116	USD	6,035,668	Barclays Bank PLC	03/19/25	(111,868)
JPY	597,652,024	EUR	3,807,045	Goldman Sachs International	03/19/25	(126,459)
JPY	601,242,447	USD	3,882,117	Barclays Bank PLC	03/19/25	(28,917)
						(855,330)
						$ (811,885)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	3,722	$ (118,543)	$ —	$ (118,543)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (118,543)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 164,310	$ —	$ 36,797	$ —	$ 201,107
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	43,445	—	—	43,445
	$ —	$ —	$ 164,310	$ 43,445	$ 36,797	$ —	$ 244,552
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 1,276,403	$ —	$ 222,507	$ —	$ 1,498,910
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	855,330	—	—	855,330
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	118,543	—	—	—	118,543
	$ —	$ —	$ 1,394,946	$ 855,330	$ 222,507	$ —	$ 2,472,783

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 4,980,776	$ —	$ (775,083)	$ —	$ 4,205,693
Forward foreign currency exchange contracts	—	—	—	(817,526)	—	—	(817,526)
Swaps	—	—	1,258,158	—	—	—	1,258,158
	$ —	$ —	$ 6,238,934	$ (817,526)	$ (775,083)	$ —	$ 4,646,325
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (2,026,790)	$ —	$ (883,368)	$ —	$ (2,910,158)
Forward foreign currency exchange contracts	—	—	—	(1,079,041)	—	—	(1,079,041)
Swaps	—	—	(617,445)	—	—	—	(617,445)
	$ —	$ —	$ (2,644,235)	$ (1,079,041)	$ (883,368)	$ —	$ (4,606,644)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$68,546,820
Average notional value of contracts — short	4,157,877
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	2,174,342
Average amounts sold — in USD	26,033,165
Total return swaps:
Average notional value	5,914,649
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 102,799	$ 154,841
Forward foreign currency exchange contracts	43,445	855,330
Swaps — OTC(a)	—	118,543
Total derivative assets and liabilities in the Statements of Assets and Liabilities	146,244	1,128,714
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(102,799)	(154,841)
Total derivative assets and liabilities subject to an MNA	$ 43,445	$ 973,873

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 42,496	$ (42,496)	$ —	$ —	$ —
Nomura International PLC	949	—	—	—	949
	$ 43,445	$ (42,496)	$ —	$ —	$ 949

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 211,633	$ (42,496)	$ —	$ —	$ 169,137
Goldman Sachs International	643,697	—	—	—	643,697
Morgan Stanley & Co. International PLC	118,543	—	—	—	118,543
	$ 973,873	$ (42,496)	$ —	$ —	$ 931,377

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 45,064,152	$ —	$ —	$ 45,064,152
Fixed-Income Funds	127,617,633	—	—	127,617,633
Money Market Funds	92,461,074	—	—	92,461,074
	$265,142,859	$—	$—	265,142,859
Investments Valued at NAV(a)				147,408,521
				$ 412,551,380

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 151,426	$ 12,884	$ —	$ 164,310
Foreign Currency Exchange Contracts	—	43,445	—	43,445
Interest Rate Contracts	36,797	—	—	36,797
Liabilities
Equity Contracts	(1,276,403)	(118,543)	—	(1,394,946)
Foreign Currency Exchange Contracts	—	(855,330)	—	(855,330)
Interest Rate Contracts	(222,507)	—	—	(222,507)
	$(1,310,687)	$(917,544)	$—	$(2,228,231)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Dynamic 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 50.6%
BlackRock Advantage Emerging Markets Fund, Class K	555,006	$ 5,533,412
BlackRock Real Estate Securities Fund	462,967	6,865,805
BlackRock Tactical Opportunities Fund, Class K	500,997	7,444,818
Diversified Equity Master Portfolio	$98,399,869	98,399,869
International Tilts Master Portfolio	$17,465,551	17,465,551
iShares Global Infrastructure ETF(b)	99,122	5,181,107
iShares MSCI EAFE Small-Cap ETF(b)	90,015	5,468,411
		146,358,973
Fixed-Income Funds — 12.7%
BlackRock Diversified Fixed Income Fund, Class K	3,296,276	30,754,257
iShares 0-5 Year TIPS Bond ETF	16,925	1,702,655
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	41,056	4,386,423
		36,843,335

Security	Shares	Value
Money Market Funds — 37.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	8,208,494	$ 8,212,598
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	99,536,975	99,536,975
		107,749,573
Total Investments — 100.5% (Cost: $272,084,113)		290,951,881
Liabilities in Excess of Other Assets — (0.5)%		(1,523,014)
Net Assets — 100.0%		$ 289,428,867

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 5,194,299	$ 131,756	$ —	$ —	$ 207,357	$ 5,533,412	555,006	$ 131,758	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	14,018,948	—	(5,804,111)(a)	(2,292)	53	8,212,598	8,208,494	30,153 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,625,496	73,911,479 (a)	—	—	—	99,536,975	99,536,975	2,566,728	—
BlackRock Diversified Fixed Income Fund, Class K	20,395,533	11,500,543	—	—	(1,141,819)	30,754,257	3,296,276	1,861,636	—
BlackRock High Yield Bond Portfolio, Class K(c)	1,364,883	669,411	(2,056,703)	122,768	(100,359)	—	—	68,708	—
BlackRock Real Estate Securities Fund	—	7,208,162	—	(68,810)	(273,547)	6,865,805	462,967	40,006	—
BlackRock Tactical Opportunities Fund, Class K	6,658,252	—	—	—	786,566	7,444,818	500,997	—	—
Diversified Equity Master Portfolio	57,080,131	24,562,832 (a)(d)	—	10,119,077	6,637,829	98,399,869	$98,399,869	1,535,418	—
International Tilts Master Portfolio	14,398,389	2,379,255 (a)(d)	—	1,191,728	(503,821)	17,465,551	$17,465,551	405,512	—
iShares 0-5 Year TIPS Bond ETF	—	1,707,404	—	—	(4,749)	1,702,655	16,925	5,890	—
iShares Developed Real Estate Index Fund, Class K(c)	3,551,019	6,802,049	(9,552,704)	(409,994)	(390,370)	—	—	294,668	889,697
iShares Global Infrastructure ETF	—	5,340,896	—	—	(159,789)	5,181,107	99,122	51,472	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,543,257	—	—	—	(156,834)	4,386,423	41,056	195,047	—
iShares MSCI EAFE Small-Cap ETF	5,571,929	—	—	—	(103,518)	5,468,411	90,015	191,368	—
iShares TIPS Bond ETF(c)	8,700,993	6,716,097	(15,476,113)	(474,540)	533,563	—	—	298,992	—
				$ 10,477,937	$ 5,330,562	$ 290,951,881		$ 7,677,356	$ 889,697

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	16	03/13/25	$ 2,799	$ 8,925
S&P/TSE 60 Index	22	03/20/25	4,546	(134,356)
U.S. Long Bond	154	03/20/25	17,532	(323,973)
Ultra U.S. Treasury Bond	10	03/20/25	1,189	(468)
E-mini Russell 2000 Index	40	03/21/25	4,500	(283,886)
Micro E-mini S&P 500 Index	354	03/21/25	10,506	(345,676)
MSCI EAFE Index	138	03/21/25	15,646	(480,331)
MSCI Emerging Markets Index	229	03/21/25	12,295	(470,794)
S&P 500 E-Mini Index	20	03/21/25	5,936	(70,516)
2-Year U.S. Treasury Note	182	03/31/25	37,421	(26,970)
				(2,128,045)
Short Contracts
10-Year U.S. Treasury Note	104	03/20/25	11,310	37,394
NASDAQ 100 E-Mini Index	13	03/21/25	5,519	109,363
				146,757
				$ (1,981,288)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,854,077	AUD	4,568,249	Barclays Bank PLC	03/19/25	$ 26,245
USD	28,671	EUR	27,000	Deutsche Bank AG	03/19/25	610
USD	75,441	JPY	11,277,000	Barclays Bank PLC	03/19/25	3,169
						30,024
AUD	13,518,689	USD	8,741,184	Goldman Sachs International	03/19/25	(372,859)
CAD	3,865,223	USD	2,747,482	Barclays Bank PLC	03/19/25	(50,922)
CAD	7,149,099	USD	5,081,732	Barclays Bank PLC	03/19/25	(94,187)
JPY	429,960,842	EUR	2,738,852	Goldman Sachs International	03/19/25	(90,977)
JPY	432,543,852	USD	2,792,860	Barclays Bank PLC	03/19/25	(20,803)
						(629,748)
						$ (599,724)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	(79)	$ (78,644)	$ —	$ (78,644)
1-day SOFR plus 1.07%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Goldman Sachs International	N/A	10/06/25	USD	3	3,451	—	3,451
									$ (75,193)	$ —	$ (75,193)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2035 Fund

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 3,451	$ (78,644)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 118,288	$ —	$ 37,394	$ —	$ 155,682
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	30,024	—	—	30,024
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	3,451	—	—	—	3,451
	$ —	$ —	$ 121,739	$ 30,024	$ 37,394	$ —	$ 189,157
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 1,785,559	$ —	$ 351,411	$ —	$ 2,136,970
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	629,748	—	—	629,748
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	78,644	—	—	—	78,644
	$ —	$ —	$ 1,864,203	$ 629,748	$ 351,411	$ —	$ 2,845,362

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 4,801,995	$ —	$ (606,288)	$ —	$ 4,195,707
Forward foreign currency exchange contracts	—	—	—	(585,883)	—	—	(585,883)
Swaps	—	—	763,705	—	—	—	763,705
	$ —	$ —	$ 5,565,700	$ (585,883)	$ (606,288)	$ —	$ 4,373,529
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (2,666,740)	$ —	$ (814,961)	$ —	$ (3,481,701)
Forward foreign currency exchange contracts	—	—	—	(757,945)	—	—	(757,945)
Swaps	—	—	(347,502)	—	—	—	(347,502)
	$ —	$ —	$ (3,014,242)	$ (757,945)	$ (814,961)	$ —	$ (4,587,148)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2035 Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$57,587,204
Average notional value of contracts — short	4,207,223
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,533,578
Average amounts sold — in USD	17,874,233
Total return swaps:
Average notional value	3,951,211
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 100,161	$ 174,337
Forward foreign currency exchange contracts	30,024	629,748
Swaps — OTC(a)	3,451	78,644
Total derivative assets and liabilities in the Statements of Assets and Liabilities	133,636	882,729
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(100,161)	(174,337)
Total derivative assets and liabilities subject to an MNA	$ 33,475	$ 708,392

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 29,414	$ (29,414)	$ —	$ —	$ —
Deutsche Bank AG	610	—	—	—	610
Goldman Sachs International	3,451	(3,451)	—	—	—
	$ 33,475	$ (32,865)	$ —	$ —	$ 610

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 165,912	$ (29,414)	$ —	$ —	$ 136,498
Goldman Sachs International	463,836	(3,451)	—	—	460,385
Morgan Stanley & Co. International PLC	78,644	—	—	—	78,644
	$ 708,392	$ (32,865)	$ —	$ —	$ 675,527

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 30,493,553	$ —	$ —	$ 30,493,553
Fixed-Income Funds	36,843,335	—	—	36,843,335
Money Market Funds	107,749,573	—	—	107,749,573
	$175,086,461	$—	$—	175,086,461
Investments Valued at NAV(a)				115,865,420
				$ 290,951,881
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 109,363	$ 12,376	$ —	$ 121,739
Foreign Currency Exchange Contracts	—	30,024	—	30,024
Interest Rate Contracts	37,394	—	—	37,394
Liabilities
Equity Contracts	(1,785,559)	(78,644)	—	(1,864,203)
Foreign Currency Exchange Contracts	—	(629,748)	—	(629,748)
Interest Rate Contracts	(351,411)	—	—	(351,411)
	$(1,990,213)	$(665,992)	$—	$(2,656,205)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
BlackRock LifePath® Dynamic 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 65.7%
BlackRock Advantage Emerging Markets Fund, Class K	1,250,584	$ 12,468,325
BlackRock Real Estate Securities Fund	826,118	12,251,327
BlackRock Tactical Opportunities Fund, Class K	976,206	14,506,415
Diversified Equity Master Portfolio	$168,798,035	168,798,035
International Tilts Master Portfolio	$39,157,999	39,157,999
iShares Global Infrastructure ETF(b)	150,921	7,888,641
iShares MSCI Canada ETF	25,010	1,007,903
iShares MSCI EAFE Small-Cap ETF(b)	186,955	11,357,516
		267,436,161
Fixed-Income Funds — 9.5%
BlackRock Diversified Fixed Income Fund, Class K	2,535,318	23,654,521
iShares 0-5 Year TIPS Bond ETF	20,442	2,056,465
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	118,225	12,631,159
		38,342,145

Security	Shares	Value
Money Market Funds — 29.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	25,007,046	$ 25,019,550
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	96,316,721	96,316,721
		121,336,271
Total Investments — 105.0% (Cost: $370,135,534)		427,114,577
Liabilities in Excess of Other Assets — (5.0)%		(20,185,969)
Net Assets — 100.0%		$ 406,928,608

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 11,704,207	$ 296,887	$ —	$ —	$ 467,231	$ 12,468,325	1,250,584	$ 296,887	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	13,425,154	11,597,514 (a)	—	(696)	(2,422)	25,019,550	25,007,046	89,582 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,773,835	75,542,886 (a)	—	—	—	96,316,721	96,316,721	2,498,994	—
BlackRock Diversified Fixed Income Fund, Class K	16,521,897	8,030,585	—	—	(897,961)	23,654,521	2,535,318	1,437,348	—
BlackRock High Yield Bond Portfolio, Class K(c)	2,757,888	610,591	(3,402,211)	236,517	(202,785)	—	—	117,293	—
BlackRock Real Estate Securities Fund	—	14,895,534	(2,035,044)	(97,724)	(511,439)	12,251,327	826,118	70,117	—
BlackRock Tactical Opportunities Fund, Class K	12,973,772	—	—	—	1,532,643	14,506,415	976,206	—	—
Diversified Equity Master Portfolio	129,898,354	6,439,267 (a)(d)	—	22,165,184	10,295,230	168,798,035	$168,798,035	2,876,210	—
International Tilts Master Portfolio	33,467,117	4,153,694 (a)(d)	—	2,870,761	(1,333,573)	39,157,999	$39,157,999	909,759	—
iShares 0-5 Year TIPS Bond ETF	—	2,061,398	—	—	(4,933)	2,056,465	20,442	6,374	—
iShares Developed Real Estate Index Fund, Class K(c)	7,870,546	10,231,727	(16,806,763)	(874,184)	(421,326)	—	—	541,544	1,578,339
iShares Global Infrastructure ETF	—	8,136,331	—	—	(247,690)	7,888,641	150,921	81,782	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,082,778	—	—	—	(451,619)	12,631,159	118,225	561,659	—
iShares MSCI Canada ETF	—	1,008,103	—	—	(200)	1,007,903	25,010	—	—
iShares MSCI EAFE Small-Cap ETF	12,449,638	—	(959,266)	135,664	(268,520)	11,357,516	186,955	410,198	—
iShares TIPS Bond ETF(c)	11,515,404	5,401,343	(16,961,133)	(742,044)	786,430	—	—	353,399	—
				$ 23,693,478	$ 8,739,066	$ 427,114,577		$ 10,251,146	$ 1,578,339

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	23	03/13/25	$ 4,023	$ 12,578
S&P/TSE 60 Index	34	03/20/25	7,025	(207,643)
U.S. Long Bond	68	03/20/25	7,741	(127,946)
Ultra U.S. Treasury Bond	36	03/20/25	4,281	(133,957)
E-mini Russell 2000 Index	84	03/21/25	9,449	(596,160)
Micro E-mini S&P 500 Index	352	03/21/25	10,447	(311,098)
MSCI EAFE Index	127	03/21/25	14,399	(412,008)
MSCI Emerging Markets Index	317	03/21/25	17,020	(651,711)
S&P 500 E-Mini Index	28	03/21/25	8,310	(98,723)
2-Year U.S. Treasury Note	151	03/31/25	31,047	23,240
				(2,503,428)
Short Contracts
10-Year U.S. Treasury Note	147	03/20/25	15,986	52,854
NASDAQ 100 E-Mini Index	18	03/21/25	7,642	151,426
				204,280
				$ (2,299,148)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,058,015	AUD	6,495,277	Barclays Bank PLC	03/19/25	$ 37,316
USD	39,291	EUR	37,000	Nomura International PLC	03/19/25	836
USD	138,672	JPY	20,729,000	Barclays Bank PLC	03/19/25	5,826
						43,978
AUD	1,075,000	USD	686,254	Deutsche Bank AG	03/19/25	(20,808)
AUD	18,336,303	USD	11,856,254	Goldman Sachs International	03/19/25	(505,735)
CAD	5,450,639	USD	3,874,430	Barclays Bank PLC	03/19/25	(71,810)
CAD	13,915,945	USD	9,891,758	Barclays Bank PLC	03/19/25	(183,344)
JPY	609,358,614	EUR	3,881,616	Goldman Sachs International	03/19/25	(128,936)
JPY	613,019,365	USD	3,958,158	Barclays Bank PLC	03/19/25	(29,483)
						(940,116)
						$ (896,138)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	3,752	$ (119,518)	$ —	$ (119,518)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (119,518)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 164,004	$ —	$ 76,094	$ —	$ 240,098
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	43,978	—	—	43,978
	$ —	$ —	$ 164,004	$ 43,978	$ 76,094	$ —	$ 284,076
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 2,277,343	$ —	$ 261,903	$ —	$ 2,539,246
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	940,116	—	—	940,116
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	119,518	—	—	—	119,518
	$ —	$ —	$ 2,396,861	$ 940,116	$ 261,903	$ —	$ 3,598,880

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 6,967,604	$ —	$ (506,537)	$ —	$ 6,461,067
Forward foreign currency exchange contracts	—	—	—	(994,751)	—	—	(994,751)
Swaps	—	—	1,240,454	—	—	—	1,240,454
	$ —	$ —	$ 8,208,058	$ (994,751)	$ (506,537)	$ —	$ 6,706,770
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (3,493,583)	$ —	$ (522,032)	$ —	$ (4,015,615)
Forward foreign currency exchange contracts	—	—	—	(1,195,905)	—	—	(1,195,905)
Swaps	—	—	(592,824)	—	—	—	(592,824)
	$ —	$ —	$ (4,086,407)	$ (1,195,905)	$ (522,032)	$ —	$ (5,804,344)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$64,315,622
Average notional value of contracts — short	7,318,401
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	2,207,600
Average amounts sold — in USD	29,535,830
Total return swaps:
Average notional value	5,963,905
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 142,873	$ 207,534
Forward foreign currency exchange contracts	43,978	940,116
Swaps — OTC(a)	—	119,518
Total derivative assets and liabilities in the Statements of Assets and Liabilities	186,851	1,267,168
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(142,873)	(207,534)
Total derivative assets and liabilities subject to an MNA	$ 43,978	$ 1,059,634

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 43,142	$ (43,142)	$ —	$ —	$ —
Nomura International PLC	836	—	—	—	836
	$ 43,978	$ (43,142)	$ —	$ —	$ 836

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 284,637	$ (43,142)	$ —	$ —	$ 241,495
Deutsche Bank AG	20,808	—	—	—	20,808
Goldman Sachs International	634,671	—	—	—	634,671
Morgan Stanley & Co. International PLC	119,518	—	—	—	119,518
	$ 1,059,634	$ (43,142)	$ —	$ —	$ 1,016,492

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 59,480,127	$ —	$ —	$ 59,480,127

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 38,342,145	$ —	$ —	$ 38,342,145
Money Market Funds	121,336,271	—	—	121,336,271
	$219,158,543	$—	$—	219,158,543
Investments Valued at NAV(a)				207,956,034
				$ 427,114,577
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 151,426	$ 12,578	$ —	$ 164,004
Foreign Currency Exchange Contracts	—	43,978	—	43,978
Interest Rate Contracts	76,094	—	—	76,094
Liabilities
Equity Contracts	(2,277,343)	(119,518)	—	(2,396,861)
Foreign Currency Exchange Contracts	—	(940,116)	—	(940,116)
Interest Rate Contracts	(261,903)	—	—	(261,903)
	$(2,311,726)	$(1,003,078)	$—	$(3,314,804)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Dynamic 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 65.3%
BlackRock Advantage Emerging Markets Fund, Class K	409,808	$ 4,085,783
BlackRock Real Estate Securities Fund	585,582	8,684,176
BlackRock Tactical Opportunities Fund, Class K	424,322	6,305,429
Diversified Equity Master Portfolio	$108,638,561	108,638,561
International Tilts Master Portfolio	$20,641,748	20,641,748
iShares Global Infrastructure ETF	14,404	752,897
iShares MSCI Canada ETF	12,902	519,951
iShares MSCI EAFE Small-Cap ETF(b)	76,076	4,621,617
		154,250,162
Fixed-Income Funds — 2.8%
BlackRock Diversified Fixed Income Fund, Class K	186,708	1,741,986
iShares 0-5 Year TIPS Bond ETF	230	23,138
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	46,069	4,922,012
		6,687,136

Security	Shares	Value
Money Market Funds — 34.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	9,302,851	$ 9,307,503
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	71,317,071	71,317,071
		80,624,574
Total Investments — 102.2% (Cost: $220,584,039)		241,561,872
Liabilities in Excess of Other Assets — (2.2)%		(5,145,708)
Net Assets — 100.0%		$ 236,416,164

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 3,835,386	$ 97,287	$ —	$ —	$ 153,110	$ 4,085,783	409,808	$ 97,288	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,972,634	336,672 (a)	—	(2,052)	249	9,307,503	9,302,851	34,561 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,929,484	53,387,587 (a)	—	—	—	71,317,071	71,317,071	1,929,467	—
BlackRock Diversified Fixed Income Fund, Class K	1,021,495	782,003	—	—	(61,512)	1,741,986	186,708	104,569	—
BlackRock High Yield Bond Portfolio, Class K(c)	1,121,527	595,595	(1,737,471)	102,814	(82,465)	—	—	58,556	—
BlackRock Real Estate Securities Fund	—	10,282,454	(1,172,408)	(56,300)	(369,570)	8,684,176	585,582	47,783	—
BlackRock Tactical Opportunities Fund, Class K	5,639,243	—	—	—	666,186	6,305,429	424,322	—	—
Diversified Equity Master Portfolio	64,483,868	25,389,345 (a)(d)	—	11,261,114	7,504,234	108,638,561	$108,638,561	1,713,288	—
International Tilts Master Portfolio	16,855,244	2,972,837 (a)(d)	—	1,347,031	(533,364)	20,641,748	$20,641,748	479,210	—
iShares 0-5 Year TIPS Bond ETF	—	23,250	—	—	(112)	23,138	230	87	—
iShares Developed Real Estate Index Fund, Class K(c)	4,578,549	7,077,059	(10,829,320)	(457,526)	(368,762)	—	—	349,766	1,015,825
iShares Global Infrastructure ETF	—	767,302	—	—	(14,405)	752,897	14,404	4,634	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,097,996	—	—	—	(175,984)	4,922,012	46,069	218,863	—
iShares MSCI Canada ETF	—	520,054	—	—	(103)	519,951	12,902	—	—
iShares MSCI EAFE Small-Cap ETF	5,190,810	—	(526,818)	(25,852)	(16,523)	4,621,617	76,076	168,731	—
iShares TIPS Bond ETF(c)	3,292,956	2,782,086	(6,083,842)	(257,084)	265,884	—	—	116,969	—
				$ 11,912,145	$ 6,966,863	$ 241,561,872		$ 5,323,772	$ 1,015,825

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	12	03/13/25	$ 2,099	$ 6,875
S&P/TSE 60 Index	24	03/20/25	4,959	(146,572)
U.S. Long Bond	5	03/20/25	569	(12,235)
Ultra U.S. Treasury Bond	10	03/20/25	1,189	(468)
E-mini Russell 2000 Index	63	03/21/25	7,087	(447,120)
Micro E-mini S&P 500 Index	326	03/21/25	9,675	(294,713)
MSCI EAFE Index	162	03/21/25	18,367	(566,520)
MSCI Emerging Markets Index	307	03/21/25	16,483	(631,152)
S&P 500 E-Mini Index	16	03/21/25	4,749	(56,413)
2-Year U.S. Treasury Note	98	03/31/25	20,150	12,866
				(2,135,452)
Short Contracts
10-Year U.S. Treasury Note	84	03/20/25	9,135	30,203
NASDAQ 100 E-Mini Index	11	03/21/25	4,670	92,538
				122,741
				$ (2,012,711)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,331,404	AUD	3,731,656	Barclays Bank PLC	03/19/25	$ 21,438
USD	26,542	EUR	25,000	Barclays Bank PLC	03/19/25	560
USD	54,127	JPY	8,091,000	Barclays Bank PLC	03/19/25	2,274
						24,272
AUD	10,819,825	USD	6,996,099	Goldman Sachs International	03/19/25	(298,422)
CAD	3,220,265	USD	2,289,032	Barclays Bank PLC	03/19/25	(42,425)
CAD	7,969,995	USD	5,665,243	Barclays Bank PLC	03/19/25	(105,002)
JPY	350,100,722	EUR	2,230,143	Goldman Sachs International	03/19/25	(74,079)
JPY	352,203,968	USD	2,274,119	Barclays Bank PLC	03/19/25	(16,939)
						(536,867)
						$ (512,595)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	2,528	$ (80,506)	$ —	$ (80,506)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (80,506)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 99,413	$ —	$ 43,069	$ —	$ 142,482
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	24,272	—	—	24,272
	$ —	$ —	$ 99,413	$ 24,272	$ 43,069	$ —	$ 166,754
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 2,142,490	$ —	$ 12,703	$ —	$ 2,155,193
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	536,867	—	—	536,867
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	80,506	—	—	—	80,506
	$ —	$ —	$ 2,222,996	$ 536,867	$ 12,703	$ —	$ 2,772,566

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 5,257,107	$ —	$ (244,449)	$ —	$ 5,012,658
Forward foreign currency exchange contracts	—	—	—	(558,431)	—	—	(558,431)
Swaps	—	—	651,307	—	—	—	651,307
	$ —	$ —	$ 5,908,414	$ (558,431)	$ (244,449)	$ —	$ 5,105,534
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (3,122,377)	$ —	$ (31,512)	$ —	$ (3,153,889)
Forward foreign currency exchange contracts	—	—	—	(657,588)	—	—	(657,588)
Swaps	—	—	(307,773)	—	—	—	(307,773)
	$ —	$ —	$ (3,430,150)	$ (657,588)	$ (31,512)	$ —	$ (4,119,250)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$50,816,376
Average notional value of contracts — short	6,197,028
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,246,447
Average amounts sold — in USD	16,016,469
Total return swaps:
Average notional value	3,299,985
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 90,444	$ 143,040
Forward foreign currency exchange contracts	24,272	536,867
Swaps — OTC(a)	—	80,506
Total derivative assets and liabilities in the Statements of Assets and Liabilities	114,716	760,413
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(90,444)	(143,040)
Total derivative assets and liabilities subject to an MNA	$ 24,272	$ 617,373

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 24,272	$ (24,272)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 164,366	$ (24,272)	$ —	$ —	$ 140,094
Goldman Sachs International	372,501	—	—	—	372,501
Morgan Stanley & Co. International PLC	80,506	—	—	—	80,506
	$ 617,373	$ (24,272)	$ —	$ —	$ 593,101

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 24,969,853	$ —	$ —	$ 24,969,853
Fixed-Income Funds	6,687,136	—	—	6,687,136
Money Market Funds	80,624,574	—	—	80,624,574
	$112,281,563	$—	$—	112,281,563
Investments Valued at NAV(a)				129,280,309
				$ 241,561,872
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 92,538	$ 6,875	$ —	$ 99,413
Foreign Currency Exchange Contracts	—	24,272	—	24,272
Interest Rate Contracts	43,069	—	—	43,069
Liabilities
Equity Contracts	(2,142,490)	(80,506)	—	(2,222,996)
Foreign Currency Exchange Contracts	—	(536,867)	—	(536,867)
Interest Rate Contracts	(12,703)	—	—	(12,703)
	$(2,019,586)	$(586,226)	$—	$(2,605,812)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
BlackRock LifePath® Dynamic 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 72.0%
BlackRock Advantage Emerging Markets Fund, Class K	826,309	$ 8,238,298
BlackRock Real Estate Securities Fund	320,159	4,747,954
BlackRock Tactical Opportunities Fund, Class K	576,430	8,565,747
Diversified Equity Master Portfolio	$143,107,048	143,107,048
International Tilts Master Portfolio	$26,864,425	26,864,425
iShares MSCI Canada ETF(b)	53,368	2,150,730
iShares MSCI EAFE Small-Cap ETF(b)	116,502	7,077,496
		200,751,698
Fixed-Income Funds — 1.5%
BlackRock Diversified Fixed Income Fund, Class K	11,166	104,181
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	38,367	4,099,130
		4,203,311

Security	Shares	Value
Money Market Funds — 27.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	8,351,262	$ 8,355,438
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	67,080,148	67,080,148
		75,435,586
Total Investments — 100.6% (Cost: $238,371,339)		280,390,595
Liabilities in Excess of Other Assets — (0.6)%		(1,673,856)
Net Assets — 100.0%		$ 278,716,739

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 7,733,415	$ 196,165	$ —	$ —	$ 308,718	$ 8,238,298	826,309	$ 196,164	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	4,384,514	3,971,816 (a)	—	648	(1,540)	8,355,438	8,351,262	32,279 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,990,262	55,089,886 (a)	—	—	—	67,080,148	67,080,148	1,838,456	—
BlackRock Diversified Fixed Income Fund, Class K	67,140	40,862	—	—	(3,821)	104,181	11,166	6,308	—
BlackRock High Yield Bond Portfolio, Class K(c)	1,520,141	529,649	(2,072,368)	134,361	(111,783)	—	—	69,932	—
BlackRock Real Estate Securities Fund	—	6,371,016	(1,398,981)	(67,180)	(156,901)	4,747,954	320,159	28,178	—
BlackRock Tactical Opportunities Fund, Class K	7,660,752	—	—	—	904,995	8,565,747	576,430	—	—
Diversified Equity Master Portfolio	89,261,546	29,792,499 (a)(d)	—	15,445,095	8,607,908	143,107,048	$143,107,048	2,185,125	—
International Tilts Master Portfolio	22,211,055	3,595,577 (a)(d)	—	1,872,213	(814,420)	26,864,425	$26,864,425	623,793	—
iShares Developed Real Estate Index Fund, Class K(c)	5,766,118	8,082,965	(12,758,200)	(821,923)	(268,960)	—	—	431,140	1,262,201
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,245,692	—	—	—	(146,562)	4,099,130	38,367	182,273	—
iShares MSCI Canada ETF	—	2,168,746	—	—	(18,016)	2,150,730	53,368	18,742	—
iShares MSCI EAFE Small-Cap ETF	7,991,538	—	(853,118)	42,503	(103,427)	7,077,496	116,502	259,009	—
iShares TIPS Bond ETF(c)	1,557,315	1,365,859	(2,926,765)	(94,596)	98,187	—	—	55,237	—
				$ 16,511,121	$ 8,294,378	$ 280,390,595		$ 5,926,636	$ 1,262,201

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	15	03/13/25	$ 2,624	$ 8,399
S&P/TSE 60 Index	25	03/20/25	5,166	(152,681)
Ultra U.S. Treasury Bond	51	03/20/25	6,064	(138,636)
E-mini Russell 2000 Index	93	03/21/25	10,462	(660,034)
Micro E-mini S&P 500 Index	480	03/21/25	14,246	(439,117)
MSCI EAFE Index	215	03/21/25	24,376	(728,032)
MSCI Emerging Markets Index	349	03/21/25	18,738	(717,498)
S&P 500 E-Mini Index	18	03/21/25	5,342	(63,465)
				(2,891,064)
Short Contracts
NASDAQ 100 E-Mini Index	13	03/21/25	5,519	109,363
				$ (2,781,701)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,789,360	AUD	4,464,662	Barclays Bank PLC	03/19/25	$ 25,650
USD	218,719	EUR	206,000	Deutsche Bank AG	03/19/25	4,624
						30,274
AUD	12,878,096	USD	8,326,977	Goldman Sachs International	03/19/25	(355,192)
CAD	3,823,393	USD	2,717,749	Barclays Bank PLC	03/19/25	(50,371)
CAD	7,595,445	USD	5,399,005	Barclays Bank PLC	03/19/25	(100,068)
JPY	416,711,262	EUR	2,654,452	Goldman Sachs International	03/19/25	(88,173)
JPY	419,214,675	USD	2,706,795	Barclays Bank PLC	03/19/25	(20,162)
						(613,966)
						$ (583,692)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	2,519	$ (80,240)	$ —	$ (80,240)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (80,240)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 117,762	$ —	$ —	$ —	$ 117,762
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	30,274	—	—	30,274
	$ —	$ —	$ 117,762	$ 30,274	$ —	$ —	$ 148,036
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 2,760,827	$ —	$ 138,636	$ —	$ 2,899,463
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	613,966	—	—	613,966
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	80,240	—	—	—	80,240
	$ —	$ —	$ 2,841,067	$ 613,966	$ 138,636	$ —	$ 3,593,669

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 6,269,346	$ —	$ (177,576)	$ —	$ 6,091,770
Forward foreign currency exchange contracts	—	—	—	(676,241)	—	—	(676,241)
Swaps	—	—	768,985	—	—	—	768,985
	$ —	$ —	$ 7,038,331	$ (676,241)	$ (177,576)	$ —	$ 6,184,514
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (3,790,385)	$ —	$ (373,827)	$ —	$ (4,164,212)
Forward foreign currency exchange contracts	—	—	—	(765,761)	—	—	(765,761)
Swaps	—	—	(345,582)	—	—	—	(345,582)
	$ —	$ —	$ (4,135,967)	$ (765,761)	$ (373,827)	$ —	$ (5,275,555)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$59,531,363
Average notional value of contracts — short	1,379,723
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,613,079
Average amounts sold — in USD	18,982,293
Total return swaps:
Average notional value	3,806,318
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 83,797	$ 186,202
Forward foreign currency exchange contracts	30,274	613,966
Swaps — OTC(a)	—	80,240
Total derivative assets and liabilities in the Statements of Assets and Liabilities	114,071	880,408
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(83,797)	(186,202)
Total derivative assets and liabilities subject to an MNA	$ 30,274	$ 694,206

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 25,650	$ (25,650)	$ —	$ —	$ —
Deutsche Bank AG	4,624	—	—	—	4,624
	$ 30,274	$ (25,650)	$ —	$ —	$ 4,624

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 170,601	$ (25,650)	$ —	$ —	$ 144,951
Goldman Sachs International	443,365	—	—	—	443,365
Morgan Stanley & Co. International PLC	80,240	—	—	—	80,240
	$ 694,206	$ (25,650)	$ —	$ —	$ 668,556

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 30,780,225	$ —	$ —	$ 30,780,225
Fixed-Income Funds	4,203,311	—	—	4,203,311
Money Market Funds	75,435,586	—	—	75,435,586
	$110,419,122	$—	$—	110,419,122
Investments Valued at NAV(a)				169,971,473
				$ 280,390,595

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 109,363	$ 8,399	$ —	$ 117,762
Foreign Currency Exchange Contracts	—	30,274	—	30,274
Liabilities
Equity Contracts	(2,760,827)	(80,240)	—	(2,841,067)
Foreign Currency Exchange Contracts	—	(613,966)	—	(613,966)
Interest Rate Contracts	(138,636)	—	—	(138,636)
	$(2,790,100)	$(655,533)	$—	$(3,445,633)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Dynamic 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 70.9%
BlackRock Advantage Emerging Markets Fund, Class K	415,567	$ 4,143,199
BlackRock Real Estate Securities Fund	93,710	1,389,725
BlackRock Tactical Opportunities Fund, Class K	319,047	4,741,036
Diversified Equity Master Portfolio	$103,027,587	103,027,587
International Tilts Master Portfolio	$18,683,163	18,683,163
iShares MSCI Canada ETF(b)	43,943	1,770,903
iShares MSCI EAFE Small-Cap ETF	58,524	3,555,333
iShares Russell 2000 ETF(b)	5,974	1,320,015
		138,630,961
Fixed-Income Funds — 0.3%
BlackRock Diversified Fixed Income Fund, Class K	7,301	68,114
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	4,269	456,100
		524,214

Security	Shares	Value
Money Market Funds — 27.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	2,914,817	$ 2,916,275
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	51,026,442	51,026,442
		53,942,717
Total Investments — 98.8% (Cost: $175,650,942)		193,097,892
Other Assets Less Liabilities — 1.2%		2,401,087
Net Assets — 100.0%		$ 195,498,979

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 3,889,284	$ 98,655	$ —	$ —	$ 155,260	$ 4,143,199	415,567	$ 98,655	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	694,666	2,222,100 (a)	—	(325)	(166)	2,916,275	2,914,817	5,799 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,897,040	38,129,402 (a)	—	—	—	51,026,442	51,026,442	1,375,358	—
BlackRock Diversified Fixed Income Fund, Class K	32,576	37,769	—	—	(2,231)	68,114	7,301	4,050	—
BlackRock High Yield Bond Portfolio, Class K(c)	745,327	593,552	(1,354,562)	70,468	(54,785)	—	—	45,144	—
BlackRock Real Estate Securities Fund	—	2,422,133	(963,248)	(42,193)	(26,967)	1,389,725	93,710	10,654	—
BlackRock Tactical Opportunities Fund, Class K	4,240,133	—	—	—	500,903	4,741,036	319,047	—	—
Diversified Equity Master Portfolio	51,514,186	35,569,742 (a)(d)	—	9,024,870	6,918,789	103,027,587	$103,027,587	1,486,975	—
International Tilts Master Portfolio	14,287,498	3,655,037 (a)(d)	—	1,099,959	(359,331)	18,683,163	$18,683,163	433,261	—
iShares Developed Real Estate Index Fund, Class K(c)	3,278,738	5,412,889	(7,972,762)	(385,085)	(333,780)	—	—	273,182	808,646
iShares iBoxx $ Investment Grade Corporate Bond ETF	472,408	—	—	—	(16,308)	456,100	4,269	20,281	—
iShares MSCI Canada ETF	—	1,794,811	—	—	(23,908)	1,770,903	43,943	15,128	—
iShares MSCI EAFE Small-Cap ETF	3,622,636	—	—	—	(67,303)	3,555,333	58,524	124,419	—
iShares Russell 2000 ETF	—	1,320,817	—	—	(802)	1,320,015	5,974	4,146	—
iShares TIPS Bond ETF(c)	204,768	152,614	(357,363)	(14,241)	14,222	—	—	8,515	—
				$ 9,753,453	$ 6,703,593	$ 193,097,892		$ 3,905,567	$ 808,646

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	10	03/13/25	$ 1,749	$ 5,244
S&P/TSE 60 Index	17	03/20/25	3,513	(103,821)
Ultra U.S. Treasury Bond	22	03/20/25	2,616	(81,009)
E-mini Russell 2000 Index	60	03/21/25	6,749	(383,296)
Micro E-mini S&P 500 Index	338	03/21/25	10,031	(300,742)
MSCI EAFE Index	167	03/21/25	18,934	(586,007)
MSCI Emerging Markets Index	303	03/21/25	16,268	(591,152)
S&P 500 E-Mini Index	12	03/21/25	3,561	(42,310)
				(2,083,093)
Short Contracts
NASDAQ 100 E-Mini Index	9	03/21/25	3,821	75,713
				$ (2,007,380)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,923,580	AUD	3,078,890	Barclays Bank PLC	03/19/25	$ 17,688
USD	104,051	EUR	98,000	Deutsche Bank AG	03/19/25	2,200
						19,888
AUD	8,853,244	USD	5,724,507	Goldman Sachs International	03/19/25	(244,182)
CAD	2,534,548	USD	1,801,610	Barclays Bank PLC	03/19/25	(33,390)
CAD	5,165,734	USD	3,671,914	Barclays Bank PLC	03/19/25	(68,056)
JPY	286,473,553	EUR	1,824,837	Goldman Sachs International	03/19/25	(60,616)
JPY	288,194,556	USD	1,860,822	Barclays Bank PLC	03/19/25	(13,861)
						(420,105)
						$ (400,217)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	1,631	$ (51,957)	$ —	$ (51,957)
1-day SOFR plus 1.15%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Goldman Sachs International	N/A	10/06/25	USD	297	(8,505)	—	(8,505)
									$ (60,462)	$ —	$ (60,462)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (60,462)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 80,957	$ —	$ —	$ —	$ 80,957
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	19,888	—	—	19,888
	$ —	$ —	$ 80,957	$ 19,888	$ —	$ —	$ 100,845
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 2,007,328	$ —	$ 81,009	$ —	$ 2,088,337
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	420,105	—	—	420,105
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	60,462	—	—	—	60,462
	$ —	$ —	$ 2,067,790	$ 420,105	$ 81,009	$ —	$ 2,568,904

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 4,365,297	$ —	$ (57,693)	$ —	$ 4,307,604
Forward foreign currency exchange contracts	—	—	—	(448,129)	—	—	(448,129)
Swaps	—	—	489,468	—	—	—	489,468
	$ —	$ —	$ 4,854,765	$ (448,129)	$ (57,693)	$ —	$ 4,348,943
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (2,776,738)	$ —	$ (145,482)	$ —	$ (2,922,220)
Forward foreign currency exchange contracts	—	—	—	(511,182)	—	—	(511,182)
Swaps	—	—	(223,452)	—	—	—	(223,452)
	$ —	$ —	$ (3,000,190)	$ (511,182)	$ (145,482)	$ —	$ (3,656,854)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$41,889,707
Average notional value of contracts — short	955,193
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,063,086
Average amounts sold — in USD	12,631,917
Total return swaps:
Average notional value	2,544,504
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 56,568	$ 137,467
Forward foreign currency exchange contracts	19,888	420,105
Swaps — OTC(a)	—	60,462
Total derivative assets and liabilities in the Statements of Assets and Liabilities	76,456	618,034
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(56,568)	(137,467)
Total derivative assets and liabilities subject to an MNA	$ 19,888	$ 480,567

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 17,688	$ (17,688)	$ —	$ —	$ —
Deutsche Bank AG	2,200	—	—	—	2,200
	$ 19,888	$ (17,688)	$ —	$ —	$ 2,200

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 115,307	$ (17,688)	$ —	$ —	$ 97,619
Goldman Sachs International	313,303	—	—	—	313,303
Morgan Stanley & Co. International PLC	51,957	—	—	—	51,957
	$ 480,567	$ (17,688)	$ —	$ —	$ 462,879

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 16,920,211	$ —	$ —	$ 16,920,211
Fixed-Income Funds	524,214	—	—	524,214
Money Market Funds	53,942,717	—	—	53,942,717
	$71,387,142	$—	$—	71,387,142
Investments Valued at NAV(a)				121,710,750
				$ 193,097,892
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 75,713	$ 5,244	$ —	$ 80,957
Foreign Currency Exchange Contracts	—	19,888	—	19,888
Liabilities
Equity Contracts	(2,007,328)	(60,462)	—	(2,067,790)
Foreign Currency Exchange Contracts	—	(420,105)	—	(420,105)
Interest Rate Contracts	(81,009)	—	—	(81,009)
	$(2,012,624)	$(455,435)	$—	$(2,468,059)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
BlackRock LifePath® Dynamic 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 70.6%
BlackRock Advantage Emerging Markets Fund, Class K	111,000	$ 1,106,666
BlackRock Real Estate Securities Fund	28,269	419,225
BlackRock Tactical Opportunities Fund, Class K	87,654	1,302,546
Diversified Equity Master Portfolio	$42,609,411	42,609,411
International Tilts Master Portfolio	$7,184,412	7,184,412
iShares MSCI Canada ETF(b)	54,679	2,203,564
iShares MSCI EAFE ETF	4,985	376,914
iShares MSCI EAFE Small-Cap ETF(b)	27,344	1,661,148
iShares Russell 2000 ETF(b)	2,608	576,264
		57,440,150
Fixed-Income Funds — 0.2%
BlackRock Diversified Fixed Income Fund, Class K	2,464	22,988
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,479	158,016
		181,004

Security	Shares	Value
Money Market Funds — 29.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	3,004,682	$ 3,006,184
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	20,698,367	20,698,367
		23,704,551
Total Investments — 99.9% (Cost: $75,411,736)		81,325,705
Other Assets Less Liabilities — 0.1%		57,260
Net Assets — 100.0%		$ 81,382,965

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 1,038,844	$ 26,351	$ —	$ —	$ 41,471	$ 1,106,666	111,000	$ 26,351	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	924,625	2,082,061 (a)	—	(522)	20	3,006,184	3,004,682	5,500 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,665,368	17,032,999 (a)	—	—	—	20,698,367	20,698,367	576,224	—
BlackRock Diversified Fixed Income Fund, Class K	8,429	15,251	—	—	(692)	22,988	2,464	1,316	—
BlackRock High Yield Bond Portfolio, Class K(c)	179,336	413,056	(599,160)	19,952	(13,184)	—	—	14,875	—
BlackRock Real Estate Securities Fund	—	834,771	(392,630)	(16,304)	(6,612)	419,225	28,269	3,794	—
BlackRock Tactical Opportunities Fund, Class K	1,164,928	—	—	—	137,618	1,302,546	87,654	—	—
Diversified Equity Master Portfolio	15,095,245	22,027,594 (a)(d)	—	2,654,211	2,832,361	42,609,411	$42,609,411	525,778	—
International Tilts Master Portfolio	4,516,066	2,379,337 (a)(d)	—	353,883	(64,874)	7,184,412	$7,184,412	166,120	—
iShares Developed Real Estate Index Fund, Class K(c)	1,004,205	2,576,773	(3,308,721)	(175,246)	(97,011)	—	—	100,257	298,675
iShares iBoxx $ Investment Grade Corporate Bond ETF	163,666	—	—	—	(5,650)	158,016	1,479	7,026	—
iShares MSCI Canada ETF	740,533	1,356,458	—	—	106,573	2,203,564	54,679	36,286	—
iShares MSCI EAFE ETF	198,246	348,568	(174,352)	1,278	3,174	376,914	4,985	12,683	—
iShares MSCI EAFE Small-Cap ETF	560,257	1,170,532	—	—	(69,641)	1,661,148	27,344	41,685	—
iShares Russell 2000 ETF	83,897	481,402	—	—	10,965	576,264	2,608	2,578	—
iShares TIPS Bond ETF(c)	7,524	54,015	(61,627)	(880)	968	—	—	1,467	—
				$ 2,836,372	$ 2,875,486	$ 81,325,705		$ 1,521,940	$ 298,675

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	4	03/13/25	$ 700	$ 2,644
Ultra U.S. Treasury Bond	7	03/20/25	832	(25,625)
E-mini Russell 2000 Index	25	03/21/25	2,812	(156,162)
Micro E-mini S&P 500 Index	149	03/21/25	4,422	(120,090)
MSCI EAFE Index	72	03/21/25	8,163	(241,570)
MSCI Emerging Markets Index	133	03/21/25	7,141	(252,911)
S&P 500 E-Mini Index	6	03/21/25	1,781	(21,155)
				(814,869)
Short Contracts
NASDAQ 100 E-Mini Index	4	03/21/25	1,698	33,650
				$ (781,219)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	786,559	AUD	1,258,970	Barclays Bank PLC	03/19/25	$ 7,233
USD	24,424	EUR	23,000	Nomura International PLC	03/19/25	520
						7,753
AUD	3,551,339	USD	2,296,296	Goldman Sachs International	03/19/25	(97,950)
AUD	196,000	USD	125,118	Standard Chartered Bank	03/19/25	(3,791)
CAD	258,000	USD	183,392	Barclays Bank PLC	03/19/25	(3,399)
CAD	1,021,423	USD	726,048	Barclays Bank PLC	03/19/25	(13,456)
JPY	116,882,324	EUR	744,541	Goldman Sachs International	03/19/25	(24,731)
JPY	117,584,500	USD	759,222	Barclays Bank PLC	03/19/25	(5,655)
						(148,982)
						$ (141,229)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	596	$ (18,974)	$ —	$ (18,974)
1-day SOFR plus 1.20%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	154	(7,292)	—	(7,292)
									$ (26,266)	$ —	$ (26,266)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (26,266)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 36,294	$ —	$ —	$ —	$ 36,294
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	7,753	—	—	7,753
	$ —	$ —	$ 36,294	$ 7,753	$ —	$ —	$ 44,047
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 791,888	$ —	$ 25,625	$ —	$ 817,513
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	148,982	—	—	148,982
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	26,266	—	—	—	26,266
	$ —	$ —	$ 818,154	$ 148,982	$ 25,625	$ —	$ 992,761

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,606,515	$ —	$ (24,088)	$ —	$ 1,582,427
Forward foreign currency exchange contracts	—	—	—	(102,770)	—	—	(102,770)
Swaps	—	—	162,899	—	—	—	162,899
	$ —	$ —	$ 1,769,414	$ (102,770)	$ (24,088)	$ —	$ 1,642,556
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (992,718)	$ —	$ (53,082)	$ —	$ (1,045,800)
Forward foreign currency exchange contracts	—	—	—	(161,130)	—	—	(161,130)
Swaps	—	—	(72,715)	—	—	—	(72,715)
	$ —	$ —	$ (1,065,433)	$ (161,130)	$ (53,082)	$ —	$ (1,279,645)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$16,866,095
Average notional value of contracts — short	424,530
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	417,785
Average amounts sold — in USD	3,622,615
Total return swaps:
Average notional value	948,295
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 17,465	$ 58,459
Forward foreign currency exchange contracts	7,753	148,982
Swaps — OTC(a)	—	26,266
Total derivative assets and liabilities in the Statements of Assets and Liabilities	25,218	233,707
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(17,465)	(58,459)
Total derivative assets and liabilities subject to an MNA	$ 7,753	$ 175,248

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 7,233	$ (7,233)	$ —	$ —	$ —
Nomura International PLC	520	—	—	—	520
	$ 7,753	$ (7,233)	$ —	$ —	$ 520

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 22,510	$ (7,233)	$ —	$ —	$ 15,277
Goldman Sachs International	122,681	—	—	—	122,681
Morgan Stanley & Co. International PLC	26,266	—	—	—	26,266
Standard Chartered Bank	3,791	—	—	—	3,791
	$ 175,248	$ (7,233)	$ —	$ —	$ 168,015

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 7,646,327	$ —	$ —	$ 7,646,327

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 181,004	$ —	$ —	$ 181,004
Money Market Funds	23,704,551	—	—	23,704,551
	$31,531,882	$—	$—	31,531,882
Investments Valued at NAV(a)				49,793,823
				$ 81,325,705
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 33,650	$ 2,644	$ —	$ 36,294
Foreign Currency Exchange Contracts	—	7,753	—	7,753
Liabilities
Equity Contracts	(791,888)	(26,266)	—	(818,154)
Foreign Currency Exchange Contracts	—	(148,982)	—	(148,982)
Interest Rate Contracts	(25,625)	—	—	(25,625)
	$(783,863)	$(164,851)	$—	$(948,714)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Dynamic 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 69.0%
BlackRock Advantage Emerging Markets Fund, Class K	38,486	$ 383,705
BlackRock Real Estate Securities Fund	11,738	174,075
BlackRock Tactical Opportunities Fund, Class K	33,286	494,628
Diversified Equity Master Portfolio	$18,058,639	18,058,639
International Tilts Master Portfolio	$2,002,375	2,002,375
iShares MSCI Canada ETF(b)	21,848	880,474
iShares MSCI EAFE ETF	2,115	159,915
iShares MSCI EAFE Small-Cap ETF(b)	10,704	650,268
iShares Russell 2000 ETF(b)	1,599	353,315
		23,157,394
Fixed-Income Funds — 0.5%
BlackRock Diversified Fixed Income Fund, Class K	9,852	91,920
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	859	91,776
		183,696

Security	Shares	Value
Money Market Funds — 31.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	1,084,972	$ 1,085,514
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	9,312,754	9,312,754
		10,398,268
Total Investments — 100.5% (Cost: $31,487,798)		33,739,358
Liabilities in Excess of Other Assets — (0.5)%		(153,479)
Net Assets — 100.0%		$ 33,585,879

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 360,190	$ 9,136	$ —	$ —	$ 14,379	$ 383,705	38,486	$ 9,137	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	395,171	690,546 (a)	—	(150)	(53)	1,085,514	1,084,972	2,734 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,093,201	7,219,553 (a)	—	—	—	9,312,754	9,312,754	323,764	—
BlackRock Diversified Fixed Income Fund, Class K	3,231	91,243	—	—	(2,554)	91,920	9,852	5,208	—
BlackRock High Yield Bond Portfolio, Class K(c)	82,120	119,922	(204,428)	7,877	(5,491)	—	—	6,191	—
BlackRock Real Estate Securities Fund	—	349,966	(166,644)	(6,716)	(2,531)	174,075	11,738	1,576	—
BlackRock Tactical Opportunities Fund, Class K	442,369	—	—	—	52,259	494,628	33,286	—	—
Diversified Equity Master Portfolio	5,918,999	10,158,023 (a)(d)	—	977,283	1,004,334	18,058,639	$18,058,639	197,213	—
International Tilts Master Portfolio	1,659,433	264,083 (a)(d)	—	114,805	(35,946)	2,002,375	$2,002,375	46,465	—
iShares Developed Real Estate Index Fund, Class K(c)	446,273	1,030,487	(1,350,092)	(87,168)	(39,500)	—	—	44,603	137,212
iShares iBoxx $ Investment Grade Corporate Bond ETF	95,057	—	—	—	(3,281)	91,776	859	4,081	—
iShares MSCI Canada ETF	291,092	546,303	—	—	43,079	880,474	21,848	14,543	—
iShares MSCI EAFE ETF	74,823	158,511	(73,638)	(454)	673	159,915	2,115	4,992	—
iShares MSCI EAFE Small-Cap ETF	386,070	356,107	(68,013)	1,832	(25,728)	650,268	10,704	17,740	—
iShares Russell 2000 ETF	114,204	233,474	—	—	5,637	353,315	1,599	1,802	—
iShares TIPS Bond ETF(c)	11,286	—	(11,219)	328	(395)	—	—	277	—
				$ 1,007,637	$ 1,004,882	$ 33,739,358		$ 680,326	$ 137,212

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	2	03/13/25	$ 350	$ 1,306
Ultra U.S. Treasury Bond	4	03/20/25	476	(15,054)
E-mini Russell 2000 Index	9	03/21/25	1,012	(63,874)
Micro E-mini S&P 500 Index	54	03/21/25	1,603	(48,719)
MSCI EAFE Index	39	03/21/25	4,422	(138,815)
MSCI Emerging Markets Index	57	03/21/25	3,060	(113,081)
S&P 500 E-Mini Index	2	03/21/25	594	(7,052)
				(385,289)
Short Contracts
NASDAQ 100 E-Mini Index	2	03/21/25	849	16,825
				$ (368,464)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	335,547	AUD	537,078	Barclays Bank PLC	03/19/25	$ 3,086
USD	93,219	CAD	133,000	Morgan Stanley & Co. International PLC	03/19/25	431
USD	8,495	EUR	8,000	UBS AG	03/19/25	181
						3,698
AUD	1,564,156	USD	1,011,081	Barclays Bank PLC	03/19/25	(42,839)
CAD	141,000	USD	100,226	Barclays Bank PLC	03/19/25	(1,858)
CAD	445,581	USD	316,728	Barclays Bank PLC	03/19/25	(5,870)
JPY	49,105,418	EUR	312,802	Goldman Sachs International	03/19/25	(10,390)
JPY	49,400,422	USD	318,970	Barclays Bank PLC	03/19/25	(2,376)
						(63,333)
						$ (59,635)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	242	$ (7,714)	$ —	$ (7,714)
1-day SOFR plus 1.03%, 4.49%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Goldman Sachs International	N/A	10/06/25	USD	88	(3,796)	—	(3,796)
									$ (11,510)	$ —	$ (11,510)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (11,510)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 18,131	$ —	$ —	$ —	$ 18,131
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,698	—	—	3,698
	$ —	$ —	$ 18,131	$ 3,698	$ —	$ —	$ 21,829
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 371,541	$ —	$ 15,054	$ —	$ 386,595
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	63,333	—	—	63,333
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	11,510	—	—	—	11,510
	$ —	$ —	$ 383,051	$ 63,333	$ 15,054	$ —	$ 461,438

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 761,703	$ —	$ (24,572)	$ —	$ 737,131
Forward foreign currency exchange contracts	—	—	—	(44,894)	—	—	(44,894)
Swaps	—	—	61,660	—	—	—	61,660
	$ —	$ —	$ 823,363	$ (44,894)	$ (24,572)	$ —	$ 753,897
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (461,639)	$ —	$ (24,207)	$ —	$ (485,846)
Forward foreign currency exchange contracts	—	—	—	(67,841)	—	—	(67,841)
Swaps	—	—	(30,347)	—	—	—	(30,347)
	$ —	$ —	$ (491,986)	$ (67,841)	$ (24,207)	$ —	$ (584,034)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$8,622,624
Average notional value of contracts — short	212,265
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	119,409
Average amounts sold — in USD	1,438,032
Total return swaps:
Average notional value	382,637
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 8,535	$ 25,778
Forward foreign currency exchange contracts	3,698	63,333
Swaps — OTC(a)	—	11,510
Total derivative assets and liabilities in the Statements of Assets and Liabilities	12,233	100,621
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(8,535)	(25,778)
Total derivative assets and liabilities subject to an MNA	$ 3,698	$ 74,843

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 3,086	$ (3,086)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	431	(431)	—	—	—
UBS AG	181	—	—	—	181
	$ 3,698	$ (3,517)	$ —	$ —	$ 181

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 52,943	$ (3,086)	$ —	$ —	$ 49,857
Goldman Sachs International	14,186	—	—	—	14,186
Morgan Stanley & Co. International PLC	7,714	(431)	—	—	7,283
	$ 74,843	$ (3,517)	$ —	$ —	$ 71,326

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,096,380	$ —	$ —	$ 3,096,380
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 183,696	$ —	$ —	$ 183,696
Money Market Funds	10,398,268	—	—	10,398,268
	$13,678,344	$—	$—	13,678,344
Investments Valued at NAV(a)				20,061,014
				$ 33,739,358
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 16,825	$ 1,306	$ —	$ 18,131
Foreign Currency Exchange Contracts	—	3,698	—	3,698
Liabilities
Equity Contracts	(371,541)	(11,510)	—	(383,051)
Foreign Currency Exchange Contracts	—	(63,333)	—	(63,333)
Interest Rate Contracts	(15,054)	—	—	(15,054)
	$(369,770)	$(69,839)	$—	$(439,609)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
BlackRock LifePath® Dynamic 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 88.8%
BlackRock Advantage Emerging Markets Fund, Class K	19,729	$ 196,700
BlackRock Real Estate Securities Fund	1,378	20,431
BlackRock Tactical Opportunities Fund, Class K	354	5,258
Diversified Equity Master Portfolio	$2,284,662	2,284,662
International Tilts Master Portfolio	$409,587	409,587
iShares iBoxx $ Investment Grade Corporate Bond ETF	394	42,095
iShares MSCI Canada ETF(b)	2,715	109,414
iShares MSCI EAFE ETF	261	19,734
iShares MSCI EAFE Small-Cap ETF(b)	5,052	306,909
iShares MSCI USA Value Factor ETF	376	39,710
iShares Russell 2000 ETF(b)	233	51,484
		3,485,984
Fixed-Income Funds — 0.1%
BlackRock Diversified Fixed Income Fund, Class K	354	3,303

Security	Shares	Value
Money Market Funds — 21.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	465,508	$ 465,741
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	392,450	392,450
		858,191
Total Investments — 110.8% (Cost: $4,336,269)		4,347,478
Liabilities in Excess of Other Assets — (10.8)%		(425,334)
Net Assets — 100.0%		$ 3,922,144

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/24/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ —	$ 210,590	$ —	$ —	$ (13,890)	$ 196,700	19,729	$ 3,189	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	—	465,746 (b)	—	(5)	—	465,741	465,508	28 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	392,450 (b)	—	—	—	392,450	392,450	5,683	—
BlackRock Diversified Fixed Income Fund, Class K	—	3,491	—	—	(188)	3,303	354	82	—
BlackRock High Yield Bond Portfolio, Class K(d)	—	20,128	(20,046)	(82)	—	—	—	186	—
BlackRock Real Estate Securities Fund	—	21,583	—	(800)	(352)	20,431	1,378	198	—
BlackRock Tactical Opportunities Fund, Class K	—	4,989	—	—	269	5,258	354	—	—
Diversified Equity Master Portfolio	—	2,229,770 (b)(e)	—	(38,869)	93,761	2,284,662	$2,284,662	9,775	—
International Tilts Master Portfolio	—	441,119 (b)(e)	—	2,337	(33,869)	409,587	$409,587	1,969	—
iShares Developed Real Estate Index Fund, Class K(d)	—	223,177	(188,154)	(35,023)	—	—	—	4,769	20,815
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	44,139	—	—	(2,044)	42,095	394	397	—
iShares MSCI Canada ETF	—	112,460	—	—	(3,046)	109,414	2,715	1,369	—
iShares MSCI EAFE ETF	—	32,958	(10,576)	(627)	(2,021)	19,734	261	273	—
iShares MSCI EAFE Small-Cap ETF	—	333,396	—	—	(26,487)	306,909	5,052	6,198	—
iShares MSCI USA Value Factor ETF	—	80,484	(39,784)	139	(1,129)	39,710	376	281	—
iShares Russell 2000 ETF	—	51,279	—	—	205	51,484	233	282	—
iShares TIPS Bond ETF(d)	—	4,434	(4,332)	(102)	—	—	—	5	—
				$ (73,032)	$ 11,209	$ 4,347,478		$ 34,684	$ 20,815

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.
(e)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2070 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	1	03/21/25	$ 112	$ (7,097)
Micro E-mini S&P 500 Index	2	03/21/25	59	(1,930)
MSCI EAFE Index	1	03/21/25	113	(3,751)
MSCI Emerging Markets Index	4	03/21/25	215	(8,223)
				$ (21,001)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,232	AUD	5,000	Barclays Bank PLC	03/19/25	$ 137
USD	40,168	AUD	64,293	Barclays Bank PLC	03/19/25	369
						506
AUD	185,000	USD	119,585	Barclays Bank PLC	03/19/25	(5,067)
CAD	7,000	USD	4,976	Barclays Bank PLC	03/19/25	(92)
CAD	54,000	USD	38,384	Barclays Bank PLC	03/19/25	(711)
JPY	6,100,962	EUR	38,863	Goldman Sachs International	03/19/25	(1,291)
JPY	6,137,614	USD	39,630	Barclays Bank PLC	03/19/25	(295)
						(7,456)
						$ (6,950)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 506	$ —	$ —	$ 506
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 21,001	$ —	$ —	$ —	$ 21,001
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	7,456	—	—	7,456
	$ —	$ —	$ 21,001	$ 7,456	$ —	$ —	$ 28,457

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2070 Fund

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (6,226)	$ —	$ —	$ —	$ (6,226)
Forward foreign currency exchange contracts	—	—	—	(12,126)	—	—	(12,126)
	$ —	$ —	$ (6,226)	$ (12,126)	$ —	$ —	$ (18,352)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (21,001)	$ —	$ —	$ —	$ (21,001)
Forward foreign currency exchange contracts	—	—	—	(6,950)	—	—	(6,950)
	$ —	$ —	$ (21,001)	$ (6,950)	$ —	$ —	$ (27,951)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$264,524
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	20,983
Average amounts sold — in USD	120,967
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 105	$ 1,126
Forward foreign currency exchange contracts	506	7,456
Total derivative assets and liabilities in the Statements of Assets and Liabilities	611	8,582
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(105)	(1,126)
Total derivative assets and liabilities subject to an MNA	$ 506	$ 7,456
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays Bank PLC	$ 506	$ (506)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)
Barclays Bank PLC	$ 6,165	$ (506)	$ —	$ —	$ 5,659
Goldman Sachs International	1,291	—	—	—	1,291
	$ 7,456	$ (506)	$ —	$ —	$ 6,950

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Dynamic 2070 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 791,735	$ —	$ —	$ 791,735
Fixed-Income Funds	3,303	—	—	3,303
Money Market Funds	858,191	—	—	858,191
	$1,653,229	$—	$—	1,653,229
Investments Valued at NAV(a)				2,694,249
				$ 4,347,478
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 506	$ —	$ 506
Liabilities
Equity Contracts	(21,001)	—	—	(21,001)
Foreign Currency Exchange Contracts	—	(7,456)	—	(7,456)
	$(21,001)	$(6,950)	$—	$(27,951)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
December 31, 2024

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 429,097,875	$ 412,551,380	$ 290,951,881	$ 427,114,577
Cash	—	—	6,970	—
Cash pledged for futures contracts	2,172,000	2,356,000	2,857,000	3,355,000
Foreign currency, at value(c)	2,416,134	314,051	229,381	352,388
Receivables:
Investments sold	14,153,993	12,423,544	8,471,618	10,886,923
Securities lending income — affiliated	798	3,910	1,963	6,795
Capital shares sold	575,924	653,362	1,104,559	1,082,378
Dividends — affiliated	903,249	640,158	506,526	453,091
Variation margin on futures contracts	364,588	102,799	100,161	142,873
Unrealized appreciation on:
Forward foreign currency exchange contracts	106,311	43,445	30,024	43,978
OTC swaps	—	—	3,451	—
Total assets	449,790,872	429,088,649	304,263,534	443,438,003
LIABILITIES
Cash received as collateral for OTC derivatives	10,000	—	—	—
Collateral on securities loaned	5,956,791	14,935,587	8,214,432	25,021,407
Payables:
Investments purchased	19,120,698	17,026,199	5,597,891	9,790,519
Administration fees	49,732	49,536	17,133	52,304
Capital shares redeemed	756,835	848,951	25,516	261,370
Investment advisory fees	149,672	117,726	58,549	54,353
Trustees’ and Officer’s fees	2,220	2,316	2,074	2,322
Professional fees	39,388	24,514	23,131	24,074
Service and distribution fees	34,728	34,211	13,212	35,878
Variation margin on futures contracts	—	154,841	174,337	207,534
Unrealized depreciation on:
Forward foreign currency exchange contracts	833,240	855,330	629,748	940,116
OTC swaps	127,144	118,543	78,644	119,518
Total liabilities	27,080,448	34,167,754	14,834,667	36,509,395
Commitments and contingent liabilities
NET ASSETS	$ 422,710,424	$ 394,920,895	$ 289,428,867	$ 406,928,608
NET ASSETS CONSIST OF
Paid-in capital	$ 373,843,972	$ 380,213,470	$ 274,671,710	$ 353,369,952
Accumulated earnings	48,866,452	14,707,425	14,757,157	53,558,656
NET ASSETS	$ 422,710,424	$ 394,920,895	$ 289,428,867	$ 406,928,608
(a) Investments, at cost—affiliated	$370,618,162	$378,746,289	$272,084,113	$370,135,534
(b) Securities loaned, at value	$5,819,850	$14,597,553	$8,025,135	$24,455,764
(c) Foreign currency, at cost	$2,611,029	$321,130	$233,659	$362,298
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
NET ASSET VALUE
Institutional
Net assets	$ 36,706,419	$ 46,931,850	$ 10,726,161	$ 49,329,045
Shares outstanding	3,970,495	3,507,094	688,931	2,889,767
Net asset value	$ 9.24	$ 13.38	$ 15.57	$ 17.07
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 120,783,167	$ 130,355,573	$ 32,354,057	$ 138,166,754
Shares outstanding	16,357,225	10,423,599	2,093,496	9,619,136
Net asset value	$ 7.38	$ 12.51	$ 15.45	$ 14.36
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor C
Net assets	$ 2,575,342	$ 2,005,958	$ 3,628,060	$ 2,618,684
Shares outstanding	286,989	155,636	240,295	159,318
Net asset value	$ 8.97	$ 12.89	$ 15.10	$ 16.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 250,199,539	$ 206,808,793	$ 234,968,012	$ 207,157,457
Shares outstanding	27,204,736	15,487,068	14,805,229	12,006,510
Net asset value	$ 9.20	$ 13.35	$ 15.87	$ 17.25
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class R
Net assets	$ 12,445,957	$ 8,818,721	$ 7,752,577	$ 9,656,668
Shares outstanding	1,373,653	674,472	503,416	579,474
Net asset value	$ 9.06	$ 13.07	$ 15.40	$ 16.66
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 241,561,872	$ 280,390,595	$ 193,097,892	$ 81,325,705
Cash	10,969	11,984	6,061	4,042
Cash pledged for futures contracts	2,664,000	3,406,000	2,401,000	943,000
Foreign currency, at value(c)	205,898	234,927	158,292	41,351
Receivables:
Investments sold	5,372,898	4,963,099	2,794,835	1,090,759
Securities lending income — affiliated	2,898	1,901	731	484
Capital shares sold	1,183,190	2,053,320	2,125,063	1,859,166
Dividends — affiliated	279,987	288,212	211,733	87,335
Variation margin on futures contracts	90,444	83,797	56,568	17,465
Unrealized appreciation on forward foreign currency exchange contracts	24,272	30,274	19,888	7,753
Total assets	251,396,428	291,464,109	200,872,063	85,377,060
LIABILITIES
Collateral on securities loaned	9,308,072	8,353,735	2,916,181	3,006,720
Payables:
Investments purchased	4,708,118	3,276,141	1,620,183	641,591
Administration fees	14,185	31,134	11,229	2,027
Capital shares redeemed	127,428	130,272	153,083	74,077
Investment advisory fees	25,087	26,310	20,492	8,521
Trustees’ and Officer’s fees	1,987	2,066	1,912	1,699
Professional fees	23,143	23,311	23,117	23,214
Service and distribution fees	11,831	23,993	8,853	2,539
Variation margin on futures contracts	143,040	186,202	137,467	58,459
Unrealized depreciation on:
Forward foreign currency exchange contracts	536,867	613,966	420,105	148,982
OTC swaps	80,506	80,240	60,462	26,266
Total liabilities	14,980,264	12,747,370	5,373,084	3,994,095
Commitments and contingent liabilities
NET ASSETS	$ 236,416,164	$ 278,716,739	$ 195,498,979	$ 81,382,965
NET ASSETS CONSIST OF
Paid-in capital	$ 218,027,612	$ 247,439,947	$ 180,049,730	$ 76,160,149
Accumulated earnings	18,388,552	31,276,792	15,449,249	5,222,816
NET ASSETS	$ 236,416,164	$ 278,716,739	$ 195,498,979	$ 81,382,965
(a) Investments, at cost—affiliated	$220,584,039	$238,371,339	$175,650,942	$75,411,736
(b) Securities loaned, at value	$9,089,462	$8,167,126	$2,862,127	$2,942,823
(c) Foreign currency, at cost	$211,005	$240,783	$162,299	$43,431
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
NET ASSET VALUE
Institutional
Net assets	$ 6,393,558	$ 19,712,429	$ 7,105,091	$ 5,183,464
Shares outstanding	362,373	876,184	371,719	357,571
Net asset value	$ 17.64	$ 22.50	$ 19.11	$ 14.50
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 30,893,852	$ 88,951,082	$ 25,708,722	$ 6,099,984
Shares outstanding	1,762,656	3,986,419	1,358,333	422,809
Net asset value	$ 17.53	$ 22.31	$ 18.93	$ 14.43
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor C
Net assets	$ 1,554,487	$ 1,980,545	$ 1,268,040	$ 110,449
Shares outstanding	91,116	91,309	68,794	7,679
Net asset value	$ 17.06	$ 21.69	$ 18.43	$ 14.38
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 187,919,940	$ 159,940,506	$ 155,498,743	$ 66,912,287
Shares outstanding	10,476,503	7,058,591	7,971,710	4,600,943
Net asset value	$ 17.94	$ 22.66	$ 19.51	$ 14.54
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class R
Net assets	$ 9,654,327	$ 8,132,177	$ 5,918,383	$ 3,076,781
Shares outstanding	554,578	367,922	314,496	213,344
Net asset value	$ 17.41	$ 22.10	$ 18.82	$ 14.42
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 33,739,358	$ 4,347,478
Cash	2,075	—
Cash pledged for futures contracts	458,000	25,000
Foreign currency, at value(c)	20,373	5,182
Receivables:
Investments sold	446,441	54,799
Securities lending income — affiliated	321	28
Capital shares sold	319,368	—
Dividends — affiliated	43,443	1,684
From the Administrator	143	6,862
Variation margin on futures contracts	8,535	105
Unrealized appreciation on forward foreign currency exchange contracts	3,698	506
Total assets	35,041,755	4,441,644
LIABILITIES
Collateral on securities loaned	1,085,643	465,741
Payables:
Investments purchased	133,674	23,919
Capital shares redeemed	104,215	—
Investment advisory fees	4,076	286
Trustees’ and Officer’s fees	1,801	191
Professional fees	23,217	20,635
Service and distribution fees	2,629	146
Variation margin on futures contracts	25,778	1,126
Unrealized depreciation on:
Forward foreign currency exchange contracts	63,333	7,456
OTC swaps	11,510	—
Total liabilities	1,455,876	519,500
Commitments and contingent liabilities
NET ASSETS	$ 33,585,879	$ 3,922,144
NET ASSETS CONSIST OF
Paid-in capital	$ 31,759,002	$ 4,000,000
Accumulated earnings (loss)	1,826,877	(77,856)
NET ASSETS	$ 33,585,879	$ 3,922,144
(a) Investments, at cost—affiliated	$31,487,798	$4,336,269
(b) Securities loaned, at value	$1,063,872	$455,500
(c) Foreign currency, at cost	$21,254	$5,671
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
NET ASSET VALUE
Institutional
Net assets	$ 1,365,409	$ 98,053
Shares outstanding	105,108	10,000
Net asset value	$ 12.99	$ 9.81
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 8,266,217	$ 98,053
Shares outstanding	639,484	10,000
Net asset value	$ 12.93	$ 9.81
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor C
Net assets	$ 848,679	$ 98,052
Shares outstanding	65,966	10,000
Net asset value	$ 12.87	$ 9.81
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 22,535,531	$ 3,529,933
Shares outstanding	1,731,671	360,000
Net asset value	$ 13.01	$ 9.81
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class R
Net assets	$ 570,043	$ 98,053
Shares outstanding	44,065	10,000
Net asset value	$ 12.94	$ 9.81
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended December 31, 2024

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$10,857,932	$9,807,231	$5,706,273	$6,375,595
Interest — unaffiliated	54,449	97,849	89,814	108,883
Securities lending income — affiliated — net	5,060	51,403	30,153	89,582
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	1,237,204	2,406,237	1,713,304	3,377,100
Interest — affiliated	320,473	558,589	417,940	792,720
Expenses	(521,971)	(934,586)	(682,950)	(1,319,656)
Fees waived	378,632	659,715	492,636	935,805
Total investment income	12,331,779	12,646,438	7,767,170	10,360,029
EXPENSES
Investment advisory	855,210	1,047,492	676,834	1,054,995
Administration — class specific	501,681	612,732	219,473	633,890
Service and distribution — class specific	336,016	396,459	145,530	414,847
Reorganization	150,000	—	—	—
Professional	21,305	23,103	23,102	23,102
Trustees and Officer	8,572	10,139	9,139	10,142
Miscellaneous	1,760	1,819	760	6,410
Total expenses excluding interest expense	1,874,544	2,091,744	1,074,838	2,143,386
Interest expense — unaffiliated	—	50	—	—
Total expenses	1,874,544	2,091,794	1,074,838	2,143,386
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(724,810)	(756,094)	(471,434)	(817,271)
Total expenses after fees waived and/or reimbursed	1,149,734	1,335,700	603,404	1,326,115
Net investment income	11,182,045	11,310,738	7,163,766	9,033,914
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	79,234	(478,236)	(832,868)	(1,342,467)
Capital gain distributions from underlying funds — affiliated	903,206	956,199	889,697	1,578,339
Forward foreign currency exchange contracts	(743,445)	(817,526)	(585,883)	(994,751)
Foreign currency transactions	(22,835)	(65,498)	(25,854)	(36,800)
Futures contracts	2,763,095	4,205,693	4,195,707	6,461,067
Swaps	1,079,254	1,258,158	763,705	1,240,454
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	10,756,121	18,330,999	11,310,805	25,035,945
	14,814,630	23,389,789	15,715,309	31,941,787
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(6,769,883)	(2,780,011)	(803,446)	(222,591)
Forward foreign currency exchange contracts	(923,793)	(1,079,041)	(757,945)	(1,195,905)
Foreign currency translations	(221,185)	28,669	9,029	7,636
Futures contracts	(2,152,822)	(2,910,158)	(3,481,701)	(4,015,615)
Swaps	(526,863)	(617,445)	(347,502)	(592,824)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	2,030,710	5,789,241	6,134,008	8,961,657
	(8,563,836)	(1,568,745)	752,443	2,942,358
Net realized and unrealized gain	6,250,794	21,821,044	16,467,752	34,884,145
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,432,839	$33,131,782	$23,631,518	$43,918,059
See notes to financial statements.
Statements of Operations

Statements of Operations  (continued)
Year Ended December 31, 2024

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$3,096,713	$3,085,439	$1,979,532	$824,542
Interest — unaffiliated	83,514	108,027	71,869	26,893
Securities lending income — affiliated — net	34,561	32,279	5,799	5,500
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	1,941,600	2,490,073	1,704,473	616,771
Interest — affiliated	467,842	598,185	406,399	144,306
Expenses	(768,234)	(984,753)	(668,528)	(238,106)
Fees waived	551,290	705,413	477,892	168,927
Total investment income	5,407,286	6,034,663	3,977,436	1,548,833
EXPENSES
Investment advisory	567,680	678,742	444,573	164,667
Administration — class specific	183,814	368,854	146,476	49,234
Service and distribution — class specific	126,512	263,093	92,055	25,427
Professional	23,132	23,103	23,132	23,102
Trustees and Officer	8,843	9,143	8,513	7,721
Miscellaneous	762	960	397	152
Total expenses	910,743	1,343,895	715,146	270,303
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(416,261)	(530,881)	(341,320)	(143,112)
Total expenses after fees waived and/or reimbursed	494,482	813,014	373,826	127,191
Net investment income	4,912,804	5,221,649	3,603,610	1,421,642
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(696,000)	(806,187)	(371,376)	(171,722)
Capital gain distributions from underlying funds — affiliated	1,015,825	1,262,201	808,646	298,675
Forward foreign currency exchange contracts	(558,431)	(676,241)	(448,129)	(102,770)
Foreign currency transactions	(12,785)	(17,787)	(7,240)	(3,798)
Futures contracts	5,012,658	6,091,770	4,307,604	1,582,427
Swaps	651,307	768,985	489,468	162,899
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	12,608,145	17,317,308	10,124,829	3,008,094
	18,020,719	23,940,049	14,903,802	4,773,805
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(4,007)	500,890	144,135	107,999
Forward foreign currency exchange contracts	(657,588)	(765,761)	(511,182)	(161,130)
Foreign currency translations	103	1,375	(1,125)	(279)
Futures contracts	(3,153,889)	(4,164,212)	(2,922,220)	(1,045,800)
Swaps	(307,773)	(345,582)	(223,452)	(72,715)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	6,970,870	7,793,488	6,559,458	2,767,487
	2,847,716	3,020,198	3,045,614	1,595,562
Net realized and unrealized gain	20,868,435	26,960,247	17,949,416	6,369,367
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,781,239	$32,181,896	$21,553,026	$7,791,009
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended December 31, 2024

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund(a)
INVESTMENT INCOME
Dividends — affiliated	$433,914	$22,912
Interest — unaffiliated	15,478	201
Securities lending income — affiliated — net	2,734	28
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	213,321	10,017
Interest — affiliated	53,913	3,060
Expenses	(86,774)	(4,879)
Fees waived	63,218	3,546
Total investment income	695,804	34,885
EXPENSES
Investment advisory	68,200	3,230
Administration — class specific	28,339	686
Service and distribution — class specific	24,201	470
Professional	23,110	20,637
Trustees and Officer	7,599	1,748
Miscellaneous	104	—
Total expenses	151,553	26,771
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(73,356)	(24,807)
Total expenses after fees waived and/or reimbursed	78,197	1,964
Net investment income	617,607	32,921
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(84,451)	(36,500)
Capital gain distributions from underlying funds — affiliated	137,212	20,815
Forward foreign currency exchange contracts	(44,894)	(12,126)
Foreign currency transactions	(1,754)	1,357
Futures contracts	737,131	(6,226)
Swaps	61,660	—
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	1,092,088	(36,532)
	1,896,992	(69,212)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	36,494	(48,683)
Forward foreign currency exchange contracts	(67,841)	(6,950)
Foreign currency translations	(298)	(489)
Futures contracts	(485,846)	(21,001)
Swaps	(30,347)	—
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	968,388	59,892
	420,550	(17,231)
Net realized and unrealized gain (loss)	2,317,542	(86,443)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,935,149	$(53,522)
(a) For the period from September 24, 2024 (commencement of operations) to December 31, 2024.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock LifePath® Dynamic Retirement Fund		BlackRock LifePath® Dynamic 2030 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,182,045	$6,789,397	$11,310,738	$8,055,224
Net realized gain (loss)	14,814,630	22,796,666	23,389,789	(6,536,150)
Net change in unrealized appreciation (depreciation)	(8,563,836)	(5,440,162)	(1,568,745)	35,870,607
Net increase in net assets resulting from operations	17,432,839	24,145,901	33,131,782	37,389,681
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,607,461)	(2,714,986)	(3,150,094)	(1,409,109)
Investor A	(14,320,640)	(10,461,102)	(9,127,591)	(4,226,073)
Investor C	(170,625)	(97,174)	(122,832)	(44,799)
Class K	(15,943,071)	(4,734,756)	(14,022,851)	(2,920,477)
Class R	(786,223)	(410,802)	(575,186)	(188,264)
Decrease in net assets resulting from distributions to shareholders	(34,828,020)	(18,418,820)	(26,998,554)	(8,788,722)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	227,564,342	4,189,039	111,643,760	(3,825,252)
NET ASSETS
Total increase in net assets	210,169,161	9,916,120	117,776,988	24,775,707
Beginning of year	212,541,263	202,625,143	277,143,907	252,368,200
End of year	$422,710,424	$212,541,263	$394,920,895	$277,143,907

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2035 Fund		BlackRock LifePath® Dynamic 2040 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,163,766	$4,013,356	$9,033,914	$6,836,486
Net realized gain	15,715,309	2,278,698	31,941,787	7,362,046
Net change in unrealized appreciation (depreciation)	752,443	14,969,926	2,942,358	29,887,344
Net increase in net assets resulting from operations	23,631,518	21,261,980	43,918,059	44,085,876
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(746,994)	(429,728)	(4,966,645)	(2,274,950)
Investor A	(2,228,222)	(849,828)	(16,207,378)	(7,017,442)
Investor C	(235,790)	(65,214)	(251,932)	(102,012)
Class K	(16,145,033)	(3,103,168)	(19,814,930)	(3,917,736)
Class R	(518,842)	(155,583)	(943,168)	(269,855)
Decrease in net assets resulting from distributions to shareholders	(19,874,881)	(4,603,521)	(42,184,053)	(13,581,995)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	130,155,941	27,971,922	129,490,624	14,643,970
NET ASSETS
Total increase in net assets	133,912,578	44,630,381	131,224,630	45,147,851
Beginning of year	155,516,289	110,885,908	275,703,978	230,556,127
End of year	$289,428,867	$155,516,289	$406,928,608	$275,703,978

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2045 Fund		BlackRock LifePath® Dynamic 2050 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,912,804	$3,083,259	$5,221,649	$3,580,247
Net realized gain	18,020,719	5,356,220	23,940,049	7,452,859
Net change in unrealized appreciation (depreciation)	2,847,716	12,554,475	3,020,198	17,334,105
Net increase in net assets resulting from operations	25,781,239	20,993,954	32,181,896	28,367,211
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(582,214)	(280,785)	(2,124,259)	(577,168)
Investor A	(2,717,250)	(680,953)	(9,620,666)	(2,014,218)
Investor C	(132,144)	(30,002)	(204,604)	(37,794)
Class K	(16,601,297)	(2,730,146)	(16,721,620)	(1,751,362)
Class R	(846,680)	(192,716)	(846,942)	(107,442)
Decrease in net assets resulting from distributions to shareholders	(20,879,585)	(3,914,602)	(29,518,091)	(4,487,984)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	100,800,170	23,929,481	114,481,816	9,780,467
NET ASSETS
Total increase in net assets	105,701,824	41,008,833	117,145,621	33,659,694
Beginning of year	130,714,340	89,705,507	161,571,118	127,911,424
End of year	$236,416,164	$130,714,340	$278,716,739	$161,571,118

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2055 Fund		BlackRock LifePath® Dynamic 2060 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,603,610	$2,094,556	$1,421,642	$599,784
Net realized gain	14,903,802	4,074,690	4,773,805	1,064,800
Net change in unrealized appreciation (depreciation)	3,045,614	9,621,645	1,595,562	2,768,096
Net increase in net assets resulting from operations	21,553,026	15,790,891	7,791,009	4,432,680
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(576,032)	(257,365)	(325,057)	(91,396)
Investor A	(2,037,263)	(495,352)	(337,110)	(59,512)
Investor C	(96,322)	(23,903)	(5,897)	(2,866)
Class K	(12,313,668)	(1,849,834)	(4,143,679)	(551,909)
Class R	(465,334)	(94,033)	(179,012)	(46,174)
Decrease in net assets resulting from distributions to shareholders	(15,488,619)	(2,720,487)	(4,990,755)	(751,857)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	92,453,447	21,779,996	49,696,273	9,176,607
NET ASSETS
Total increase in net assets	98,517,854	34,850,400	52,496,527	12,857,430
Beginning of year	96,981,125	62,130,725	28,886,438	16,029,008
End of year	$195,498,979	$96,981,125	$81,382,965	$28,886,438

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2065 Fund		BlackRock LifePath® Dynamic 2070 Fund Period from 09/24/24(a) to 12/31/24
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$617,607	$223,928	$32,921
Net realized gain (loss)	1,896,992	382,762	(69,212)
Net change in unrealized appreciation (depreciation)	420,550	1,128,270	(17,231)
Net increase (decrease) in net assets resulting from operations	2,935,149	1,734,960	(53,522)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(100,578)	(25,079)	(559)
Investor A	(561,288)	(43,725)	(492)
Investor C	(56,598)	(12,144)	(291)
Class K	(1,618,832)	(167,124)	(22,553)
Class R	(41,613)	(10,859)	(439)
Decrease in net assets resulting from distributions to shareholders	(2,378,909)	(258,931)	(24,334)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,814,996	4,614,538	4,000,000
NET ASSETS
Total increase in net assets	21,371,236	6,090,567	3,922,144
Beginning of period	12,214,643	6,124,076	—
End of period	$33,585,879	$12,214,643	$3,922,144

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.49	$9.17	$10.89	$11.68	$11.04
Net investment income(a)	0.36	0.33	0.20	0.16	0.19
Net realized and unrealized gain (loss)	0.42	0.78	(1.81)	0.63	1.20
Net increase (decrease) from investment operations	0.78	1.11	(1.61)	0.79	1.39
Distributions(b)
From net investment income	(0.46)	(0.36)	(0.01)	(0.43)	(0.22)
From net realized gain	(0.57)	(0.43)	(0.04)	(1.15)	(0.53)
Return of capital	—	—	(0.06)	—	—
Total distributions	(1.03)	(0.79)	(0.11)	(1.58)	(0.75)
Net asset value, end of year	$9.24	$9.49	$9.17	$10.89	$11.68
Total Return(c)
Based on net asset value	8.40%	12.27%	(14.85)%	6.88%	12.82%
Ratios to Average Net Assets(d)
Total expenses	0.71%(e)	0.70%	0.72%	0.77%	0.73%
Total expenses after fees waived and/or reimbursed	0.44%(e)	0.46%	0.51%	0.55%	0.56%
Net investment income	3.77%	3.40%	2.03%	1.34%	1.68%
Supplemental Data
Net assets, end of year (000)	$36,706	$34,048	$36,438	$49,943	$59,201
Portfolio turnover rate	23%(f)	53%(f)	7%(f)	2%(f)	43%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.65% and 0.39%, respectively.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$7.78	$7.65	$9.12	$10.03	$9.58
Net investment income(a)	0.28	0.25	0.14	0.11	0.13
Net realized and unrealized gain (loss)	0.34	0.66	(1.51)	0.54	1.05
Net increase (decrease) from investment operations	0.62	0.91	(1.37)	0.65	1.18
Distributions(b)
From net investment income	(0.45)	(0.35)	(0.01)	(0.40)	(0.20)
From net realized gain	(0.57)	(0.43)	(0.04)	(1.16)	(0.53)
Return of capital	—	—	(0.05)	—	—
Total distributions	(1.02)	(0.78)	(0.10)	(1.56)	(0.73)
Net asset value, end of year	$7.38	$7.78	$7.65	$9.12	$10.03
Total Return(c)
Based on net asset value	8.12%	12.00%	(15.08)%	6.61%	12.56%
Ratios to Average Net Assets(d)
Total expenses	0.96%(e)	0.95%	0.97%	1.02%	0.98%
Total expenses after fees waived and/or reimbursed	0.69%(e)	0.71%	0.76%	0.80%	0.81%
Net investment income	3.53%	3.15%	1.77%	1.09%	1.40%
Supplemental Data
Net assets, end of year (000)	$120,783	$111,979	$116,173	$164,481	$190,948
Portfolio turnover rate	23%(f)	53%(f)	7%(f)	2%(f)	43%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.90% and 0.64%, respectively.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.25	$8.95	$10.69	$11.50	$10.87
Net investment income(a)	0.28	0.22	0.10	0.04	0.06
Net realized and unrealized gain (loss)	0.39	0.78	(1.78)	0.63	1.20
Net increase (decrease) from investment operations	0.67	1.00	(1.68)	0.67	1.26
Distributions(b)
From net investment income	(0.38)	(0.27)	—	(0.33)	(0.10)
From net realized gain	(0.57)	(0.43)	(0.04)	(1.15)	(0.53)
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.95)	(0.70)	(0.06)	(1.48)	(0.63)
Net asset value, end of year	$8.97	$9.25	$8.95	$10.69	$11.50
Total Return(c)
Based on net asset value	7.33%	11.22%	(15.75)%	5.83%	11.72%
Ratios to Average Net Assets(d)
Total expenses	1.71%(e)	1.70%	1.72%	1.77%	1.73%
Total expenses after fees waived and/or reimbursed	1.46%(e)	1.46%	1.51%	1.55%	1.57%
Net investment income	2.97%	2.35%	1.02%	0.35%	0.55%
Supplemental Data
Net assets, end of year (000)	$2,575	$1,330	$1,585	$2,249	$2,303
Portfolio turnover rate	23%(f)	53%(f)	7%(f)	2%(f)	43%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.65% and 1.40%, respectively.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.45	$9.13	$10.83	$11.63	$10.99
Net investment income(a)	0.42	0.36	0.21	0.19	0.21
Net realized and unrealized gain (loss)	0.39	0.78	(1.79)	0.63	1.21
Net increase (decrease) from investment operations	0.81	1.14	(1.58)	0.82	1.42
Distributions(b)
From net investment income	(0.49)	(0.39)	(0.02)	(0.47)	(0.25)
From net realized gain	(0.57)	(0.43)	(0.04)	(1.15)	(0.53)
Return of capital	—	—	(0.06)	—	—
Total distributions	(1.06)	(0.82)	(0.12)	(1.62)	(0.78)
Net asset value, end of year	$9.20	$9.45	$9.13	$10.83	$11.63
Total Return(c)
Based on net asset value	8.71%	12.61%	(14.64)%	7.11%	13.17%
Ratios to Average Net Assets(d)
Total expenses	0.45%(e)	0.45%	0.47%	0.52%	0.50%
Total expenses after fees waived and/or reimbursed	0.21%(e)	0.21%	0.26%	0.30%	0.32%
Net investment income	4.38%	3.78%	2.17%	1.61%	1.88%
Supplemental Data
Net assets, end of year (000)	$250,200	$59,644	$43,138	$78,916	$74,809
Portfolio turnover rate	23%(f)	53%(f)	7%(f)	2%(f)	43%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.16%, respectively.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Class R
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.32	$9.02	$10.74	$11.54	$10.91
Net investment income(a)	0.34	0.28	0.16	0.11	0.14
Net realized and unrealized gain (loss)	0.39	0.77	(1.79)	0.62	1.19
Net increase (decrease) from investment operations	0.73	1.05	(1.63)	0.73	1.33
Distributions(b)
From net investment income	(0.42)	(0.32)	—	(0.38)	(0.17)
From net realized gain	(0.57)	(0.43)	(0.04)	(1.15)	(0.53)
Return of capital	—	—	(0.05)	—	—
Total distributions	(0.99)	(0.75)	(0.09)	(1.53)	(0.70)
Net asset value, end of year	$9.06	$9.32	$9.02	$10.74	$11.54
Total Return(c)
Based on net asset value	8.00%	11.76%	(15.25)%	6.41%	12.41%
Ratios to Average Net Assets(d)
Total expenses	1.16%(e)	1.15%	1.17%	1.22%	1.19%
Total expenses after fees waived and/or reimbursed	0.91%(e)	0.91%	0.95%	1.00%	1.01%
Net investment income	3.58%	2.99%	1.66%	0.91%	1.29%
Supplemental Data
Net assets, end of year (000)	$12,446	$5,540	$5,292	$6,183	$6,360
Portfolio turnover rate	23%(f)	53%(f)	7%(f)	2%(f)	43%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.10% and 0.85%,respectively.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.00	$11.64	$14.10	$14.80	$13.65
Net investment income(a)	0.44	0.39	0.23	0.19	0.20
Net realized and unrealized gain (loss)	0.90	1.38	(2.46)	1.48	1.52
Net increase (decrease) from investment operations	1.34	1.77	(2.23)	1.67	1.72
Distributions(b)
From net investment income	(0.70)	(0.41)	(0.10)	(0.75)	(0.23)
From net realized gain	(0.26)	—	(0.06)	(1.62)	(0.34)
Return of capital	—	—	(0.07)	—	—
Total distributions	(0.96)	(0.41)	(0.23)	(2.37)	(0.57)
Net asset value, end of year	$13.38	$13.00	$11.64	$14.10	$14.80
Total Return(c)
Based on net asset value	10.28%	15.38%	(15.83)%	11.46%	13.05%
Ratios to Average Net Assets(d)
Total expenses	0.68%	0.71%	0.74%	0.79%	0.75%
Total expenses after fees waived and/or reimbursed	0.46%	0.46%	0.49%	0.53%	0.54%
Net investment income	3.19%	3.16%	1.88%	1.25%	1.51%
Supplemental Data
Net assets, end of year (000)	$46,932	$45,102	$40,746	$55,606	$58,905
Portfolio turnover rate	21%(e)	33%(e)	11%(e)	5%(e)	38%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$12.20	$10.96	$13.30	$14.09	$13.02
Net investment income(a)	0.38	0.33	0.19	0.15	0.16
Net realized and unrealized gain (loss)	0.85	1.29	(2.31)	1.40	1.45
Net increase (decrease) from investment operations	1.23	1.62	(2.12)	1.55	1.61
Distributions(b)
From net investment income	(0.66)	(0.38)	(0.09)	(0.72)	(0.20)
From net realized gain	(0.26)	—	(0.06)	(1.62)	(0.34)
Return of capital	—	—	(0.07)	—	—
Total distributions	(0.92)	(0.38)	(0.22)	(2.34)	(0.54)
Net asset value, end of year	$12.51	$12.20	$10.96	$13.30	$14.09
Total Return(c)
Based on net asset value	10.11%	14.97%	(15.98)%	11.13%	12.79%
Ratios to Average Net Assets(d)
Total expenses	0.93%	0.96%	0.99%	1.04%	1.00%
Total expenses after fees waived and/or reimbursed	0.71%	0.71%	0.74%	0.78%	0.79%
Net investment income	2.94%	2.88%	1.64%	1.00%	1.24%
Supplemental Data
Net assets, end of year (000)	$130,356	$132,514	$133,740	$172,296	$183,497
Portfolio turnover rate	21%(e)	33%(e)	11%(e)	5%(e)	38%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$12.55	$11.26	$13.71	$14.47	$13.34
Net investment income(a)	0.29	0.25	0.11	0.04	0.06
Net realized and unrealized gain (loss)	0.87	1.33	(2.38)	1.43	1.50
Net increase (decrease) from investment operations	1.16	1.58	(2.27)	1.47	1.56
Distributions(b)
From net investment income	(0.56)	(0.29)	(0.05)	(0.61)	(0.09)
From net realized gain	(0.26)	—	(0.06)	(1.62)	(0.34)
Return of capital	—	—	(0.07)	—	—
Total distributions	(0.82)	(0.29)	(0.18)	(2.23)	(0.43)
Net asset value, end of year	$12.89	$12.55	$11.26	$13.71	$14.47
Total Return(c)
Based on net asset value	9.27%	14.10%	(16.62)%	10.29%	12.00%
Ratios to Average Net Assets(d)
Total expenses	1.68%	1.71%	1.74%	1.79%	1.76%
Total expenses after fees waived and/or reimbursed	1.46%	1.46%	1.49%	1.53%	1.55%
Net investment income	2.20%	2.07%	0.91%	0.23%	0.44%
Supplemental Data
Net assets, end of year (000)	$2,006	$1,972	$2,359	$2,698	$2,925
Portfolio turnover rate	21%(e)	33%(e)	11%(e)	5%(e)	38%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$12.97	$11.62	$14.06	$14.77	$13.62
Net investment income(a)	0.49	0.43	0.25	0.24	0.23
Net realized and unrealized gain (loss)	0.88	1.36	(2.44)	1.46	1.52
Net increase (decrease) from investment operations	1.37	1.79	(2.19)	1.70	1.75
Distributions(b)
From net investment income	(0.73)	(0.44)	(0.12)	(0.79)	(0.26)
From net realized gain	(0.26)	—	(0.06)	(1.62)	(0.34)
Return of capital	—	—	(0.07)	—	—
Total distributions	(0.99)	(0.44)	(0.25)	(2.41)	(0.60)
Net asset value, end of year	$13.35	$12.97	$11.62	$14.06	$14.77
Total Return(c)
Based on net asset value	10.58%	15.61%	(15.63)%	11.70%	13.36%
Ratios to Average Net Assets(d)
Total expenses	0.43%	0.46%	0.49%	0.54%	0.51%
Total expenses after fees waived and/or reimbursed	0.22%	0.21%	0.24%	0.28%	0.30%
Net investment income	3.55%	3.46%	2.08%	1.54%	1.73%
Supplemental Data
Net assets, end of year (000)	$206,809	$90,777	$70,367	$100,750	$77,510
Portfolio turnover rate	21%(e)	33%(e)	11%(e)	5%(e)	38%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Class R
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$12.73	$11.41	$13.86	$14.59	$13.46
Net investment income(a)	0.38	0.33	0.18	0.13	0.14
Net realized and unrealized gain (loss)	0.86	1.35	(2.42)	1.45	1.50
Net increase (decrease) from investment operations	1.24	1.68	(2.24)	1.58	1.64
Distributions(b)
From net investment income	(0.64)	(0.36)	(0.08)	(0.69)	(0.17)
From net realized gain	(0.26)	—	(0.06)	(1.62)	(0.34)
Return of capital	—	—	(0.07)	—	—
Total distributions	(0.90)	(0.36)	(0.21)	(2.31)	(0.51)
Net asset value, end of year	$13.07	$12.73	$11.41	$13.86	$14.59
Total Return(c)
Based on net asset value	9.78%	14.85%	(16.21)%	10.93%	12.58%
Ratios to Average Net Assets(d)
Total expenses	1.13%	1.16%	1.19%	1.24%	1.20%
Total expenses after fees waived and/or reimbursed	0.91%	0.91%	0.94%	0.98%	0.99%
Net investment income	2.78%	2.75%	1.50%	0.84%	1.10%
Supplemental Data
Net assets, end of year (000)	$8,819	$6,778	$5,157	$5,389	$4,434
Portfolio turnover rate	21%(e)	33%(e)	11%(e)	5%(e)	38%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$14.97	$13.19	$16.13	$15.92	$14.34
Net investment income(a)	0.47	0.43	0.25	0.20	0.22
Net realized and unrealized gain (loss)	1.30	1.83	(2.91)	1.97	1.71
Net increase (decrease) from investment operations	1.77	2.26	(2.66)	2.17	1.93
Distributions(b)
From net investment income	(0.70)	(0.48)	(0.10)	(0.85)	(0.23)
From net realized gain	(0.47)	—	(0.09)	(1.11)	(0.12)
Return of capital	—	—	(0.09)	—	—
Total distributions	(1.17)	(0.48)	(0.28)	(1.96)	(0.35)
Net asset value, end of year	$15.57	$14.97	$13.19	$16.13	$15.92
Total Return(c)
Based on net asset value	11.78%	17.25%	(16.56)%	13.76%	13.82%
Ratios to Average Net Assets(d)
Total expenses	0.69%	0.73%	0.76%	0.82%	0.80%
Total expenses after fees waived and/or reimbursed	0.48%	0.48%	0.48%	0.52%	0.54%
Net investment income	2.96%	3.04%	1.80%	1.19%	1.55%
Supplemental Data
Net assets, end of year (000)	$10,726	$13,914	$10,486	$12,898	$11,677
Portfolio turnover rate	17%(e)	19%(e)	14%(e)	3%(e)	29%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$14.87	$13.10	$16.05	$15.85	$14.27
Net investment income(a)	0.44	0.39	0.22	0.16	0.16
Net realized and unrealized gain (loss)	1.27	1.82	(2.91)	1.96	1.73
Net increase (decrease) from investment operations	1.71	2.21	(2.69)	2.12	1.89
Distributions(b)
From net investment income	(0.66)	(0.44)	(0.08)	(0.81)	(0.19)
From net realized gain	(0.47)	—	(0.09)	(1.11)	(0.12)
Return of capital	—	—	(0.09)	—	—
Total distributions	(1.13)	(0.44)	(0.26)	(1.92)	(0.31)
Net asset value, end of year	$15.45	$14.87	$13.10	$16.05	$15.85
Total Return(c)
Based on net asset value	11.47%	17.00%	(16.79)%	13.46%	13.55%
Ratios to Average Net Assets(d)
Total expenses	0.94%	0.99%	1.01%	1.07%	1.03%
Total expenses after fees waived and/or reimbursed	0.73%	0.73%	0.73%	0.77%	0.79%
Net investment income	2.75%	2.77%	1.57%	0.93%	1.18%
Supplemental Data
Net assets, end of year (000)	$32,354	$30,565	$24,670	$26,304	$28,189
Portfolio turnover rate	17%(e)	19%(e)	14%(e)	3%(e)	29%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$14.58	$12.85	$15.80	$15.67	$14.11
Net investment income(a)	0.32	0.27	0.11	0.03	0.06
Net realized and unrealized gain (loss)	1.24	1.79	(2.85)	1.93	1.70
Net increase (decrease) from investment operations	1.56	2.06	(2.74)	1.96	1.76
Distributions(b)
From net investment income	(0.57)	(0.33)	(0.03)	(0.72)	(0.08)
From net realized gain	(0.47)	—	(0.09)	(1.11)	(0.12)
Return of capital	—	—	(0.09)	—	—
Total distributions	(1.04)	(0.33)	(0.21)	(1.83)	(0.20)
Net asset value, end of year	$15.10	$14.58	$12.85	$15.80	$15.67
Total Return(c)
Based on net asset value	10.69%	16.12%	(17.38)%	12.56%	12.68%
Ratios to Average Net Assets(d)
Total expenses	1.69%	1.74%	1.76%	1.82%	1.79%
Total expenses after fees waived and/or reimbursed	1.48%	1.49%	1.48%	1.52%	1.55%
Net investment income	2.03%	1.95%	0.80%	0.20%	0.42%
Supplemental Data
Net assets, end of year (000)	$3,628	$2,768	$3,066	$3,637	$3,123
Portfolio turnover rate	17%(e)	19%(e)	14%(e)	3%(e)	29%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$15.24	$13.42	$16.38	$16.15	$14.53
Net investment income(a)	0.54	0.48	0.28	0.25	0.25
Net realized and unrealized gain (loss)	1.30	1.85	(2.94)	1.99	1.74
Net increase (decrease) from investment operations	1.84	2.33	(2.66)	2.24	1.99
Distributions(b)
From net investment income	(0.74)	(0.51)	(0.12)	(0.90)	(0.25)
From net realized gain	(0.47)	—	(0.09)	(1.11)	(0.12)
Return of capital	—	—	(0.09)	—	—
Total distributions	(1.21)	(0.51)	(0.30)	(2.01)	(0.37)
Net asset value, end of year	$15.87	$15.24	$13.42	$16.38	$16.15
Total Return(c)
Based on net asset value	12.06%	17.53%	(16.32)%	13.96%	14.14%
Ratios to Average Net Assets(d)
Total expenses	0.44%	0.48%	0.51%	0.57%	0.54%
Total expenses after fees waived and/or reimbursed	0.23%	0.23%	0.23%	0.27%	0.30%
Net investment income	3.31%	3.32%	1.97%	1.47%	1.77%
Supplemental Data
Net assets, end of year (000)	$234,968	$102,494	$68,520	$95,154	$67,968
Portfolio turnover rate	17%(e)	19%(e)	14%(e)	3%(e)	29%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class R
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$14.83	$13.08	$16.03	$15.85	$14.26
Net investment income(a)	0.41	0.36	0.19	0.13	0.13
Net realized and unrealized gain (loss)	1.27	1.81	(2.89)	1.95	1.73
Net increase (decrease) from investment operations	1.68	2.17	(2.70)	2.08	1.86
Distributions(b)
From net investment income	(0.64)	(0.42)	(0.07)	(0.79)	(0.15)
From net realized gain	(0.47)	—	(0.09)	(1.11)	(0.12)
Return of capital	—	—	(0.09)	—	—
Total distributions	(1.11)	(0.42)	(0.25)	(1.90)	(0.27)
Net asset value, end of year	$15.40	$14.83	$13.08	$16.03	$15.85
Total Return(c)
Based on net asset value	11.31%	16.69%	(16.91)%	13.19%	13.33%
Ratios to Average Net Assets(d)
Total expenses	1.14%	1.18%	1.21%	1.27%	1.21%
Total expenses after fees waived and/or reimbursed	0.93%	0.93%	0.93%	0.97%	0.99%
Net investment income	2.57%	2.60%	1.40%	0.77%	0.91%
Supplemental Data
Net assets, end of year (000)	$7,753	$5,775	$4,143	$3,687	$2,620
Portfolio turnover rate	17%(e)	19%(e)	14%(e)	3%(e)	29%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.61	$14.63	$18.02	$18.74	$17.22
Net investment income(a)	0.45	0.44	0.26	0.23	0.23
Net realized and unrealized gain (loss)	1.88	2.34	(3.33)	2.73	2.09
Net increase (decrease) from investment operations	2.33	2.78	(3.07)	2.96	2.32
Distributions(b)
From net investment income	(0.80)	(0.56)	(0.13)	(1.29)	(0.24)
From net realized gain	(1.07)	(0.24)	(0.11)	(2.39)	(0.56)
Return of capital	—	—	(0.08)	—	—
Total distributions	(1.87)	(0.80)	(0.32)	(3.68)	(0.80)
Net asset value, end of year	$17.07	$16.61	$14.63	$18.02	$18.74
Total Return(c)
Based on net asset value	14.00%	19.15%	(17.09)%	16.04%	13.98%
Ratios to Average Net Assets(d)
Total expenses	0.71%	0.75%	0.76%	0.81%	0.77%
Total expenses after fees waived and/or reimbursed	0.48%	0.49%	0.47%	0.52%	0.53%
Net investment income	2.54%	2.81%	1.67%	1.13%	1.41%
Supplemental Data
Net assets, end of year (000)	$49,329	$48,906	$41,098	$54,509	$59,328
Portfolio turnover rate	19%(e)	11%(e)	13%(e)	6%(e)	39%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$14.25	$12.65	$15.66	$16.71	$15.44
Net investment income(a)	0.35	0.35	0.19	0.16	0.17
Net realized and unrealized gain (loss)	1.60	2.02	(2.89)	2.45	1.87
Net increase (decrease) from investment operations	1.95	2.37	(2.70)	2.61	2.04
Distributions(b)
From net investment income	(0.77)	(0.53)	(0.13)	(1.26)	(0.21)
From net realized gain	(1.07)	(0.24)	(0.11)	(2.40)	(0.56)
Return of capital	—	—	(0.07)	—	—
Total distributions	(1.84)	(0.77)	(0.31)	(3.66)	(0.77)
Net asset value, end of year	$14.36	$14.25	$12.65	$15.66	$16.71
Total Return(c)
Based on net asset value	13.63%	18.90%	(17.32)%	15.84%	13.72%
Ratios to Average Net Assets(d)
Total expenses	0.96%	1.00%	1.01%	1.06%	1.02%
Total expenses after fees waived and/or reimbursed	0.73%	0.74%	0.72%	0.77%	0.78%
Net investment income	2.29%	2.54%	1.43%	0.89%	1.14%
Supplemental Data
Net assets, end of year (000)	$138,167	$134,232	$121,680	$153,955	$157,613
Portfolio turnover rate	19%(e)	11%(e)	13%(e)	6%(e)	39%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.06	$14.17	$17.56	$18.38	$16.89
Net investment income(a)	0.27	0.28	0.11	0.03	0.05
Net realized and unrealized gain (loss)	1.80	2.26	(3.25)	2.69	2.06
Net increase (decrease) from investment operations	2.07	2.54	(3.14)	2.72	2.11
Distributions(b)
From net investment income	(0.62)	(0.41)	(0.06)	(1.15)	(0.06)
From net realized gain	(1.07)	(0.24)	(0.11)	(2.39)	(0.56)
Return of capital	—	—	(0.08)	—	—
Total distributions	(1.69)	(0.65)	(0.25)	(3.54)	(0.62)
Net asset value, end of year	$16.44	$16.06	$14.17	$17.56	$18.38
Total Return(c)
Based on net asset value	12.86%	18.00%	(17.94)%	14.97%	12.80%
Ratios to Average Net Assets(d)
Total expenses	1.71%	1.75%	1.76%	1.81%	1.77%
Total expenses after fees waived and/or reimbursed	1.48%	1.49%	1.47%	1.52%	1.55%
Net investment income	1.54%	1.82%	0.71%	0.15%	0.32%
Supplemental Data
Net assets, end of year (000)	$2,619	$2,625	$2,210	$2,486	$2,325
Portfolio turnover rate	19%(e)	11%(e)	13%(e)	6%(e)	39%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.78	$14.76	$18.16	$18.85	$17.32
Net investment income(a)	0.52	0.49	0.29	0.29	0.26
Net realized and unrealized gain (loss)	1.87	2.37	(3.35)	2.75	2.11
Net increase (decrease) from investment operations	2.39	2.86	(3.06)	3.04	2.37
Distributions(b)
From net investment income	(0.85)	(0.60)	(0.15)	(1.34)	(0.28)
From net realized gain	(1.07)	(0.24)	(0.11)	(2.39)	(0.56)
Return of capital	—	—	(0.08)	—	—
Total distributions	(1.92)	(0.84)	(0.34)	(3.73)	(0.84)
Net asset value, end of year	$17.25	$16.78	$14.76	$18.16	$18.85
Total Return(c)
Based on net asset value	14.20%	19.55%	(16.90)%	16.38%	14.23%
Ratios to Average Net Assets(d)
Total expenses	0.46%	0.50%	0.51%	0.56%	0.53%
Total expenses after fees waived and/or reimbursed	0.23%	0.24%	0.22%	0.27%	0.29%
Net investment income	2.87%	3.10%	1.87%	1.44%	1.58%
Supplemental Data
Net assets, end of year (000)	$207,157	$83,738	$60,687	$85,150	$57,407
Portfolio turnover rate	19%(e)	11%(e)	13%(e)	6%(e)	39%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Class R
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.28	$14.35	$17.73	$18.51	$17.02
Net investment income(a)	0.38	0.37	0.19	0.14	0.16
Net realized and unrealized gain (loss)	1.81	2.29	(3.28)	2.70	2.06
Net increase (decrease) from investment operations	2.19	2.66	(3.09)	2.84	2.22
Distributions(b)
From net investment income	(0.74)	(0.49)	(0.10)	(1.23)	(0.17)
From net realized gain	(1.07)	(0.24)	(0.11)	(2.39)	(0.56)
Return of capital	—	—	(0.08)	—	—
Total distributions	(1.81)	(0.73)	(0.29)	(3.62)	(0.73)
Net asset value, end of year	$16.66	$16.28	$14.35	$17.73	$18.51
Total Return(c)
Based on net asset value	13.44%	18.68%	(17.48)%	15.55%	13.45%
Ratios to Average Net Assets(d)
Total expenses	1.16%	1.20%	1.21%	1.26%	1.21%
Total expenses after fees waived and/or reimbursed	0.93%	0.94%	0.92%	0.97%	0.98%
Net investment income	2.15%	2.39%	1.28%	0.72%	0.96%
Supplemental Data
Net assets, end of year (000)	$9,657	$6,203	$4,880	$4,977	$3,946
Portfolio turnover rate	19%(e)	11%(e)	13%(e)	6%(e)	39%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.76	$14.31	$17.81	$17.06	$15.31
Net investment income(a)	0.44	0.43	0.23	0.20	0.21
Net realized and unrealized gain (loss)	2.17	2.55	(3.36)	2.79	1.91
Net increase (decrease) from investment operations	2.61	2.98	(3.13)	2.99	2.12
Distributions(b)
From net investment income	(0.79)	(0.53)	(0.13)	(1.16)	(0.22)
From net realized gain	(0.94)	—	(0.15)	(1.08)	(0.15)
Return of capital	—	—	(0.09)	—	—
Total distributions	(1.73)	(0.53)	(0.37)	(2.24)	(0.37)
Net asset value, end of year	$17.64	$16.76	$14.31	$17.81	$17.06
Total Return(c)
Based on net asset value	15.51%	20.98%	(17.68)%	17.61%	14.31%
Ratios to Average Net Assets(d)
Total expenses	0.73%	0.77%	0.78%	0.84%	0.82%
Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.47%	0.51%	0.53%
Net investment income	2.41%	2.78%	1.49%	1.07%	1.43%
Supplemental Data
Net assets, end of year (000)	$6,394	$9,509	$6,317	$8,641	$7,491
Portfolio turnover rate	15%(e)	2%(e)	16%(e)	— %(e)(f)	26%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)	Rounds to less than 1%.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.68	$14.24	$17.75	$17.02	$15.27
Net investment income(a)	0.40	0.39	0.19	0.16	0.16
Net realized and unrealized gain (loss)	2.16	2.54	(3.35)	2.77	1.92
Net increase (decrease) from investment operations	2.56	2.93	(3.16)	2.93	2.08
Distributions(b)
From net investment income	(0.77)	(0.49)	(0.12)	(1.12)	(0.18)
From net realized gain	(0.94)	—	(0.15)	(1.08)	(0.15)
Return of capital	—	—	(0.08)	—	—
Total distributions	(1.71)	(0.49)	(0.35)	(2.20)	(0.33)
Net asset value, end of year	$17.53	$16.68	$14.24	$17.75	$17.02
Total Return(c)
Based on net asset value	15.25%	20.72%	(17.89)%	17.33%	14.03%
Ratios to Average Net Assets(d)
Total expenses	0.97%	1.02%	1.03%	1.09%	1.05%
Total expenses after fees waived and/or reimbursed	0.75%	0.76%	0.72%	0.76%	0.79%
Net investment income	2.21%	2.51%	1.23%	0.84%	1.12%
Supplemental Data
Net assets, end of year (000)	$30,894	$25,035	$17,896	$21,856	$17,996
Portfolio turnover rate	15%(e)	2%(e)	16%(e)	— %(e)(f)	26%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)	Rounds to less than 1%.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.27	$13.90	$17.42	$16.78	$15.04
Net investment income(a)	0.26	0.26	0.07	0.02	0.04
Net realized and unrealized gain (loss)	2.09	2.48	(3.28)	2.72	1.90
Net increase (decrease) from investment operations	2.35	2.74	(3.21)	2.74	1.94
Distributions(b)
From net investment income	(0.62)	(0.37)	(0.08)	(1.02)	(0.05)
From net realized gain	(0.94)	—	(0.15)	(1.08)	(0.15)
Return of capital	—	—	(0.08)	—	—
Total distributions	(1.56)	(0.37)	(0.31)	(2.10)	(0.20)
Net asset value, end of year	$17.06	$16.27	$13.90	$17.42	$16.78
Total Return(c)
Based on net asset value	14.38%	19.81%	(18.51)%	16.40%	13.16%
Ratios to Average Net Assets(d)
Total expenses	1.72%	1.78%	1.78%	1.84%	1.81%
Total expenses after fees waived and/or reimbursed	1.50%	1.51%	1.47%	1.51%	1.55%
Net investment income	1.46%	1.70%	0.47%	0.08%	0.29%
Supplemental Data
Net assets, end of year (000)	$1,554	$1,358	$1,284	$1,392	$1,129
Portfolio turnover rate	15%(e)	2%(e)	16%(e)	— %(e)(f)	26%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)	Rounds to less than 1%.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$17.02	$14.53	$18.05	$17.25	$15.48
Net investment income(a)	0.51	0.48	0.26	0.26	0.26
Net realized and unrealized gain (loss)	2.20	2.57	(3.39)	2.81	1.91
Net increase (decrease) from investment operations	2.71	3.05	(3.13)	3.07	2.17
Distributions(b)
From net investment income	(0.85)	(0.56)	(0.15)	(1.19)	(0.25)
From net realized gain	(0.94)	—	(0.15)	(1.08)	(0.15)
Return of capital	—	—	(0.09)	—	—
Total distributions	(1.79)	(0.56)	(0.39)	(2.27)	(0.40)
Net asset value, end of year	$17.94	$17.02	$14.53	$18.05	$17.25
Total Return(c)
Based on net asset value	15.85%	21.22%	(17.44)%	17.93%	14.54%
Ratios to Average Net Assets(d)
Total expenses	0.47%	0.52%	0.53%	0.59%	0.57%
Total expenses after fees waived and/or reimbursed	0.25%	0.26%	0.22%	0.26%	0.29%
Net investment income	2.73%	3.02%	1.68%	1.35%	1.73%
Supplemental Data
Net assets, end of year (000)	$187,920	$87,416	$60,100	$82,853	$56,683
Portfolio turnover rate	15%(e)	2%(e)	16%(e)	— %(e)(f)	26%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)	Rounds to less than 1%.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class R
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.58	$14.17	$17.68	$16.97	$15.23
Net investment income(a)	0.36	0.36	0.17	0.12	0.13
Net realized and unrealized gain (loss)	2.14	2.51	(3.34)	2.77	1.90
Net increase (decrease) from investment operations	2.50	2.87	(3.17)	2.89	2.03
Distributions(b)
From net investment income	(0.73)	(0.46)	(0.11)	(1.10)	(0.14)
From net realized gain	(0.94)	—	(0.15)	(1.08)	(0.15)
Return of capital	—	—	(0.08)	—	—
Total distributions	(1.67)	(0.46)	(0.34)	(2.18)	(0.29)
Net asset value, end of year	$17.41	$16.58	$14.17	$17.68	$16.97
Total Return(c)
Based on net asset value	15.03%	20.43%	(18.03)%	17.10%	13.73%
Ratios to Average Net Assets(d)
Total expenses	1.17%	1.22%	1.23%	1.29%	1.24%
Total expenses after fees waived and/or reimbursed	0.95%	0.95%	0.92%	0.96%	0.99%
Net investment income	2.01%	2.35%	1.17%	0.64%	0.87%
Supplemental Data
Net assets, end of year (000)	$9,654	$7,396	$4,108	$2,989	$2,454
Portfolio turnover rate	15%(e)	2%(e)	16%(e)	— %(e)(f)	26%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)	Rounds to less than 1%.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$21.61	$18.25	$22.99	$22.78	$20.39
Net investment income(a)	0.53	0.52	0.28	0.26	0.24
Net realized and unrealized gain (loss)	3.04	3.47	(4.56)	3.83	2.67
Net increase (decrease) from investment operations	3.57	3.99	(4.28)	4.09	2.91
Distributions(b)
From net investment income	(1.11)	(0.63)	(0.20)	(1.69)	(0.26)
From net realized gain	(1.57)	—	(0.17)	(2.19)	(0.26)
Return of capital	—	—	(0.09)	—	—
Total distributions	(2.68)	(0.63)	(0.46)	(3.88)	(0.52)
Net asset value, end of year	$22.50	$21.61	$18.25	$22.99	$22.78
Total Return(c)
Based on net asset value	16.46%	22.02%	(18.71)%	18.15%	14.80%
Ratios to Average Net Assets(d)
Total expenses	0.73%	0.78%	0.78%	0.84%	0.79%
Total expenses after fees waived and/or reimbursed	0.49%	0.50%	0.49%	0.54%	0.54%
Net investment income	2.26%	2.60%	1.45%	1.04%	1.24%
Supplemental Data
Net assets, end of year (000)	$19,712	$20,535	$15,423	$21,290	$19,215
Portfolio turnover rate	12%(e)	7%(e)	16%(e)	1%(e)	31%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$21.46	$18.13	$22.87	$22.69	$20.31
Net investment income(a)	0.48	0.46	0.24	0.19	0.19
Net realized and unrealized gain (loss)	3.00	3.45	(4.54)	3.82	2.66
Net increase (decrease) from investment operations	3.48	3.91	(4.30)	4.01	2.85
Distributions(b)
From net investment income	(1.06)	(0.58)	(0.18)	(1.64)	(0.21)
From net realized gain	(1.57)	—	(0.17)	(2.19)	(0.26)
Return of capital	—	—	(0.09)	—	—
Total distributions	(2.63)	(0.58)	(0.44)	(3.83)	(0.47)
Net asset value, end of year	$22.31	$21.46	$18.13	$22.87	$22.69
Total Return(c)
Based on net asset value	16.14%	21.69%	(18.90)%	17.88%	14.50%
Ratios to Average Net Assets(d)
Total expenses	0.98%	1.03%	1.03%	1.09%	1.04%
Total expenses after fees waived and/or reimbursed	0.74%	0.75%	0.75%	0.79%	0.79%
Net investment income	2.03%	2.32%	1.22%	0.78%	0.96%
Supplemental Data
Net assets, end of year (000)	$88,951	$75,362	$64,526	$77,982	$73,608
Portfolio turnover rate	12%(e)	7%(e)	16%(e)	1%(e)	31%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$20.93	$17.70	$22.42	$22.36	$20.02
Net investment income(a)	0.29	0.30	0.09	0.01	0.04
Net realized and unrealized gain (loss)	2.93	3.37	(4.44)	3.75	2.62
Net increase (decrease) from investment operations	3.22	3.67	(4.35)	3.76	2.66
Distributions(b)
From net investment income	(0.89)	(0.44)	(0.11)	(1.51)	(0.06)
From net realized gain	(1.57)	—	(0.17)	(2.19)	(0.26)
Return of capital	—	—	(0.09)	—	—
Total distributions	(2.46)	(0.44)	(0.37)	(3.70)	(0.32)
Net asset value, end of year	$21.69	$20.93	$17.70	$22.42	$22.36
Total Return(c)
Based on net asset value	15.31%	20.78%	(19.50)%	17.00%	13.60%
Ratios to Average Net Assets(d)
Total expenses	1.73%	1.78%	1.78%	1.84%	1.80%
Total expenses after fees waived and/or reimbursed	1.49%	1.50%	1.50%	1.54%	1.55%
Net investment income	1.28%	1.57%	0.47%	0.05%	0.19%
Supplemental Data
Net assets, end of year (000)	$1,981	$1,812	$1,690	$2,002	$1,477
Portfolio turnover rate	12%(e)	7%(e)	16%(e)	1%(e)	31%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$21.75	$18.37	$23.10	$22.86	$20.46
Net investment income(a)	0.61	0.57	0.32	0.33	0.29
Net realized and unrealized gain (loss)	3.05	3.49	(4.56)	3.83	2.68
Net increase (decrease) from investment operations	3.66	4.06	(4.24)	4.16	2.97
Distributions(b)
From net investment income	(1.18)	(0.68)	(0.23)	(1.73)	(0.31)
From net realized gain	(1.57)	—	(0.17)	(2.19)	(0.26)
Return of capital	—	—	(0.09)	—	—
Total distributions	(2.75)	(0.68)	(0.49)	(3.92)	(0.57)
Net asset value, end of year	$22.66	$21.75	$18.37	$23.10	$22.86
Total Return(c)
Based on net asset value	16.74%	22.28%	(18.47)%	18.45%	15.07%
Ratios to Average Net Assets(d)
Total expenses	0.48%	0.53%	0.53%	0.59%	0.55%
Total expenses after fees waived and/or reimbursed	0.24%	0.25%	0.24%	0.29%	0.30%
Net investment income	2.57%	2.86%	1.62%	1.34%	1.47%
Supplemental Data
Net assets, end of year (000)	$159,941	$59,474	$42,971	$66,065	$35,574
Portfolio turnover rate	12%(e)	7%(e)	16%(e)	1%(e)	31%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Class R
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$21.30	$18.01	$22.74	$22.59	$20.23
Net investment income(a)	0.44	0.42	0.21	0.15	0.15
Net realized and unrealized gain (loss)	2.97	3.42	(4.52)	3.80	2.64
Net increase (decrease) from investment operations	3.41	3.84	(4.31)	3.95	2.79
Distributions(b)
From net investment income	(1.04)	(0.55)	(0.16)	(1.61)	(0.17)
From net realized gain	(1.57)	—	(0.17)	(2.19)	(0.26)
Return of capital	—	—	(0.09)	—	—
Total distributions	(2.61)	(0.55)	(0.42)	(3.80)	(0.43)
Net asset value, end of year	$22.10	$21.30	$18.01	$22.74	$22.59
Total Return(c)
Based on net asset value	15.93%	21.41%	(19.05)%	17.65%	14.23%
Ratios to Average Net Assets(d)
Total expenses	1.18%	1.23%	1.23%	1.29%	1.24%
Total expenses after fees waived and/or reimbursed	0.94%	0.95%	0.94%	0.99%	1.00%
Net investment income	1.86%	2.14%	1.10%	0.60%	0.77%
Supplemental Data
Net assets, end of year (000)	$8,132	$4,388	$3,302	$3,149	$2,647
Portfolio turnover rate	12%(e)	7%(e)	16%(e)	1%(e)	31%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$17.76	$14.99	$18.90	$17.94	$15.90
Net investment income(a)	0.44	0.43	0.22	0.20	0.20
Net realized and unrealized gain (loss)	2.60	2.87	(3.75)	3.07	2.18
Net increase (decrease) from investment operations	3.04	3.30	(3.53)	3.27	2.38
Distributions(b)
From net investment income	(0.79)	(0.53)	(0.14)	(1.24)	(0.21)
From net realized gain	(0.90)	—	(0.17)	(1.07)	(0.13)
Return of capital	—	—	(0.07)	—	—
Total distributions	(1.69)	(0.53)	(0.38)	(2.31)	(0.34)
Net asset value, end of year	$19.11	$17.76	$14.99	$18.90	$17.94
Total Return(c)
Based on net asset value	16.97%	22.18%	(18.75)%	18.43%	15.47%
Ratios to Average Net Assets(d)
Total expenses	0.75%	0.80%	0.79%	0.87%	0.85%
Total expenses after fees waived and/or reimbursed	0.51%	0.51%	0.50%	0.54%	0.54%
Net investment income	2.28%	2.64%	1.40%	0.99%	1.30%
Supplemental Data
Net assets, end of year (000)	$7,105	$9,062	$6,014	$7,814	$6,308
Portfolio turnover rate	9%(e)	3%(e)	27%(e)	2%(e)	23%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$17.61	$14.88	$18.78	$17.85	$15.82
Net investment income(a)	0.40	0.38	0.18	0.15	0.16
Net realized and unrealized gain (loss)	2.58	2.84	(3.72)	3.06	2.17
Net increase (decrease) from investment operations	2.98	3.22	(3.54)	3.21	2.33
Distributions(b)
From net investment income	(0.76)	(0.49)	(0.12)	(1.21)	(0.17)
From net realized gain	(0.90)	—	(0.17)	(1.07)	(0.13)
Return of capital	—	—	(0.07)	—	—
Total distributions	(1.66)	(0.49)	(0.36)	(2.28)	(0.30)
Net asset value, end of year	$18.93	$17.61	$14.88	$18.78	$17.85
Total Return(c)
Based on net asset value	16.76%	21.77%	(18.90)%	18.13%	15.17%
Ratios to Average Net Assets(d)
Total expenses	0.99%	1.06%	1.04%	1.12%	1.09%
Total expenses after fees waived and/or reimbursed	0.76%	0.77%	0.75%	0.79%	0.80%
Net investment income	2.05%	2.35%	1.15%	0.75%	1.05%
Supplemental Data
Net assets, end of year (000)	$25,709	$18,754	$14,873	$17,422	$15,871
Portfolio turnover rate	9%(e)	3%(e)	27%(e)	2%(e)	23%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$17.20	$14.53	$18.42	$17.59	$15.58
Net investment income(a)	0.24	0.24	0.07	(0.00)(b)	0.04
Net realized and unrealized gain (loss)	2.50	2.79	(3.66)	3.00	2.15
Net increase (decrease) from investment operations	2.74	3.03	(3.59)	3.00	2.19
Distributions(c)
From net investment income	(0.61)	(0.36)	(0.06)	(1.10)	(0.05)
From net realized gain	(0.90)	—	(0.17)	(1.07)	(0.13)
Return of capital	—	—	(0.07)	—	—
Total distributions	(1.51)	(0.36)	(0.30)	(2.17)	(0.18)
Net asset value, end of year	$18.43	$17.20	$14.53	$18.42	$17.59
Total Return(d)
Based on net asset value	15.82%	20.94%	(19.53)%	17.19%	14.32%
Ratios to Average Net Assets(e)
Total expenses	1.74%	1.83%	1.79%	1.87%	1.84%
Total expenses after fees waived and/or reimbursed	1.51%	1.54%	1.50%	1.54%	1.56%
Net investment income	1.29%	1.54%	0.45%	(0.00)%	0.27%
Supplemental Data
Net assets, end of year (000)	$1,268	$1,099	$1,341	$1,340	$1,071
Portfolio turnover rate	9%(f)	3%(f)	27%(f)	2%(f)	23%(g)

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$18.09	$15.27	$19.21	$18.19	$16.12
Net investment income(a)	0.51	0.49	0.25	0.26	0.25
Net realized and unrealized gain (loss)	2.66	2.90	(3.79)	3.11	2.20
Net increase (decrease) from investment operations	3.17	3.39	(3.54)	3.37	2.45
Distributions(b)
From net investment income	(0.85)	(0.57)	(0.16)	(1.28)	(0.25)
From net realized gain	(0.90)	—	(0.17)	(1.07)	(0.13)
Return of capital	—	—	(0.07)	—	—
Total distributions	(1.75)	(0.57)	(0.40)	(2.35)	(0.38)
Net asset value, end of year	$19.51	$18.09	$15.27	$19.21	$18.19
Total Return(c)
Based on net asset value	17.36%	22.38%	(18.49)%	18.72%	15.69%
Ratios to Average Net Assets(d)
Total expenses	0.49%	0.54%	0.54%	0.62%	0.60%
Total expenses after fees waived and/or reimbursed	0.26%	0.25%	0.25%	0.29%	0.30%
Net investment income	2.56%	2.91%	1.57%	1.28%	1.58%
Supplemental Data
Net assets, end of year (000)	$155,499	$64,423	$37,439	$53,041	$30,189
Portfolio turnover rate	9%(e)	3%(e)	27%(e)	2%(e)	23%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class R
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$17.53	$14.81	$18.72	$17.82	$15.78
Net investment income(a)	0.36	0.35	0.16	0.12	0.13
Net realized and unrealized gain (loss)	2.56	2.83	(3.72)	3.03	2.17
Net increase (decrease) from investment operations	2.92	3.18	(3.56)	3.15	2.30
Distributions(b)
From net investment income	(0.73)	(0.46)	(0.11)	(1.18)	(0.13)
From net realized gain	(0.90)	—	(0.17)	(1.07)	(0.13)
Return of capital	—	—	(0.07)	—	—
Total distributions	(1.63)	(0.46)	(0.35)	(2.25)	(0.26)
Net asset value, end of year	$18.82	$17.53	$14.81	$18.72	$17.82
Total Return(c)
Based on net asset value	16.50%	21.60%	(19.09)%	17.83%	14.96%
Ratios to Average Net Assets(d)
Total expenses	1.19%	1.25%	1.24%	1.32%	1.28%
Total expenses after fees waived and/or reimbursed	0.96%	0.96%	0.95%	0.99%	1.00%
Net investment income	1.85%	2.17%	1.05%	0.59%	0.85%
Supplemental Data
Net assets, end of year (000)	$5,918	$3,643	$2,464	$2,204	$1,306
Portfolio turnover rate	9%(e)	3%(e)	27%(e)	2%(e)	23%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.20	$11.11	$13.93	$12.85	$11.47
Net investment income(a)	0.36	0.33	0.18	0.16	0.16
Net realized and unrealized gain (loss)	1.91	2.13	(2.77)	2.17	1.44
Net increase (decrease) from investment operations	2.27	2.46	(2.59)	2.33	1.60
Distributions(b)
From net investment income	(0.48)	(0.37)	(0.09)	(0.73)	(0.17)
From net realized gain	(0.49)	—	(0.09)	(0.52)	(0.05)
Return of capital	—	—	(0.05)	—	—
Total distributions	(0.97)	(0.37)	(0.23)	(1.25)	(0.22)
Net asset value, end of year	$14.50	$13.20	$11.11	$13.93	$12.85
Total Return(c)
Based on net asset value	17.07%	22.30%	(18.64)%	18.14%	14.34%
Ratios to Average Net Assets(d)
Total expenses	0.78%	0.86%	0.91%	1.05%	1.12%
Total expenses after fees waived and/or reimbursed	0.51%	0.49%	0.49%	0.52%	0.52%
Net investment income	2.43%	2.70%	1.54%	1.09%	1.40%
Supplemental Data
Net assets, end of year (000)	$5,183	$3,573	$1,596	$1,314	$1,197
Portfolio turnover rate	12%(e)	3%(e)	37%(e)	5%(e)	18%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.15	$11.07	$13.91	$12.84	$11.46
Net investment income(a)	0.32	0.29	0.15	0.12	0.12
Net realized and unrealized gain (loss)	1.91	2.13	(2.77)	2.17	1.45
Net increase (decrease) from investment operations	2.23	2.42	(2.62)	2.29	1.57
Distributions(b)
From net investment income	(0.46)	(0.34)	(0.08)	(0.70)	(0.14)
From net realized gain	(0.49)	—	(0.09)	(0.52)	(0.05)
Return of capital	—	—	(0.05)	—	—
Total distributions	(0.95)	(0.34)	(0.22)	(1.22)	(0.19)
Net asset value, end of year	$14.43	$13.15	$11.07	$13.91	$12.84
Total Return(c)
Based on net asset value	16.82%	21.99%	(18.88)%	17.87%	14.03%
Ratios to Average Net Assets(d)
Total expenses	1.02%	1.14%	1.15%	1.30%	1.36%
Total expenses after fees waived and/or reimbursed	0.76%	0.76%	0.74%	0.77%	0.80%
Net investment income	2.20%	2.39%	1.31%	0.84%	1.14%
Supplemental Data
Net assets, end of year (000)	$6,100	$2,529	$1,562	$1,054	$580
Portfolio turnover rate	12%(e)	3%(e)	37%(e)	5%(e)	18%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.05	$10.99	$13.86	$12.83	$11.45
Net investment income(a)	0.20	0.20	0.06	0.02	0.04
Net realized and unrealized gain (loss)	1.89	2.11	(2.75)	2.16	1.45
Net increase (decrease) from investment operations	2.09	2.31	(2.69)	2.18	1.49
Distributions(b)
From net investment income	(0.27)	(0.25)	(0.04)	(0.63)	(0.06)
From net realized gain	(0.49)	—	(0.09)	(0.52)	(0.05)
Return of capital	—	—	(0.05)	—	—
Total distributions	(0.76)	(0.25)	(0.18)	(1.15)	(0.11)
Net asset value, end of year	$14.38	$13.05	$10.99	$13.86	$12.83
Total Return(c)
Based on net asset value	15.90%	21.09%	(19.48)%	16.98%	13.16%
Ratios to Average Net Assets(d)
Total expenses	1.79%	1.90%	1.90%	2.05%	2.11%
Total expenses after fees waived and/or reimbursed	1.52%	1.52%	1.49%	1.51%	1.55%
Net investment income	1.40%	1.66%	0.51%	0.11%	0.38%
Supplemental Data
Net assets, end of year (000)	$110	$153	$100	$96	$45
Portfolio turnover rate	12%(e)	3%(e)	37%(e)	5%(e)	18%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.23	$11.13	$13.95	$12.87	$11.48
Net investment income(a)	0.40	0.36	0.18	0.19	0.18
Net realized and unrealized gain (loss)	1.92	2.14	(2.75)	2.17	1.45
Net increase (decrease) from investment operations	2.32	2.50	(2.57)	2.36	1.63
Distributions(b)
From net investment income	(0.52)	(0.40)	(0.11)	(0.76)	(0.19)
From net realized gain	(0.49)	—	(0.09)	(0.52)	(0.05)
Return of capital	—	—	(0.05)	—	—
Total distributions	(1.01)	(0.40)	(0.25)	(1.28)	(0.24)
Net asset value, end of year	$14.54	$13.23	$11.13	$13.95	$12.87
Total Return(c)
Based on net asset value	17.36%	22.62%	(18.51)%	18.43%	14.62%
Ratios to Average Net Assets(d)
Total expenses	0.52%	0.63%	0.65%	0.80%	0.87%
Total expenses after fees waived and/or reimbursed	0.26%	0.26%	0.24%	0.27%	0.29%
Net investment income	2.69%	2.92%	1.56%	1.34%	1.62%
Supplemental Data
Net assets, end of year (000)	$66,912	$20,630	$11,524	$17,030	$8,747
Portfolio turnover rate	12%(e)	3%(e)	37%(e)	5%(e)	18%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Class R
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.14	$11.06	$13.91	$12.85	$11.46
Net investment income(a)	0.29	0.27	0.14	0.09	0.10
Net realized and unrealized gain (loss)	1.90	2.13	(2.78)	2.17	1.45
Net increase (decrease) from investment operations	2.19	2.40	(2.64)	2.26	1.55
Distributions(b)
From net investment income	(0.42)	(0.32)	(0.07)	(0.68)	(0.11)
From net realized gain	(0.49)	—	(0.09)	(0.52)	(0.05)
Return of capital	—	—	(0.05)	—	—
Total distributions	(0.91)	(0.32)	(0.21)	(1.20)	(0.16)
Net asset value, end of year	$14.42	$13.14	$11.06	$13.91	$12.85
Total Return(c)
Based on net asset value	16.51%	21.79%	(19.04)%	17.63%	13.84%
Ratios to Average Net Assets(d)
Total expenses	1.22%	1.34%	1.36%	1.50%	1.56%
Total expenses after fees waived and/or reimbursed	0.96%	0.96%	0.94%	0.97%	0.98%
Net investment income	1.98%	2.19%	1.19%	0.66%	0.89%
Supplemental Data
Net assets, end of year (000)	$3,077	$2,001	$1,247	$817	$359
Portfolio turnover rate	12%(e)	3%(e)	37%(e)	5%(e)	18%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$12.01	$10.07	$12.67	$11.74	$10.47
Net investment income(a)	0.35	0.29	0.16	0.14	0.13
Net realized and unrealized gain (loss)	1.65	1.95	(2.50)	2.02	1.30
Net increase (decrease) from investment operations	2.00	2.24	(2.34)	2.16	1.43
Distributions(b)
From net investment income	(0.45)	(0.30)	(0.11)	(0.78)	(0.16)
From net realized gain	(0.57)	—	(0.10)	(0.45)	—
Return of capital	—	—	(0.05)	—	—
Total distributions	(1.02)	(0.30)	(0.26)	(1.23)	(0.16)
Net asset value, end of year	$12.99	$12.01	$10.07	$12.67	$11.74
Total Return(c)
Based on net asset value	16.50%	22.39%	(18.55)%	18.43%	13.99%
Ratios to Average Net Assets(d)
Total expenses	0.84%	1.09%	1.20%	1.47%	1.23%
Total expenses after fees waived and/or reimbursed	0.51%	0.51%	0.48%	0.53%	0.54%
Net investment income	2.64%	2.66%	1.54%	1.09%	1.34%
Supplemental Data
Net assets, end of year (000)	$1,365	$1,094	$604	$596	$486
Portfolio turnover rate	12%(e)	4%(e)	26%(e)	8%(e)	45%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$11.97	$10.05	$12.66	$11.74	$10.47
Net investment income(a)	0.32	0.28	0.14	0.11	0.11
Net realized and unrealized gain (loss)	1.65	1.92	(2.50)	2.02	1.30
Net increase (decrease) from investment operations	1.97	2.20	(2.36)	2.13	1.41
Distributions(b)
From net investment income	(0.44)	(0.28)	(0.10)	(0.76)	(0.14)
From net realized gain	(0.57)	—	(0.10)	(0.45)	—
Return of capital	—	—	(0.05)	—	—
Total distributions	(1.01)	(0.28)	(0.25)	(1.21)	(0.14)
Net asset value, end of year	$12.93	$11.97	$10.05	$12.66	$11.74
Total Return(c)
Based on net asset value	16.29%	21.99%	(18.71)%	18.13%	13.70%
Ratios to Average Net Assets(d)
Total expenses	1.08%	1.31%	1.44%	1.72%	1.48%
Total expenses after fees waived and/or reimbursed	0.76%	0.72%	0.72%	0.78%	0.79%
Net investment income	2.41%	2.51%	1.35%	0.85%	1.10%
Supplemental Data
Net assets, end of year (000)	$8,266	$2,502	$868	$722	$501
Portfolio turnover rate	12%(e)	4%(e)	26%(e)	8%(e)	45%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$11.90	$9.99	$12.64	$11.74	$10.47
Net investment income(a)	0.21	0.18	0.06	0.01	0.03
Net realized and unrealized gain (loss)	1.64	1.92	(2.50)	2.02	1.30
Net increase (decrease) from investment operations	1.85	2.10	(2.44)	2.03	1.33
Distributions(b)
From net investment income	(0.31)	(0.19)	(0.06)	(0.68)	(0.06)
From net realized gain	(0.57)	—	(0.10)	(0.45)	—
Return of capital	—	—	(0.05)	—	—
Total distributions	(0.88)	(0.19)	(0.21)	(1.13)	(0.06)
Net asset value, end of year	$12.87	$11.90	$9.99	$12.64	$11.74
Total Return(c)
Based on net asset value	15.46%	21.08%	(19.38)%	17.30%	12.83%
Ratios to Average Net Assets(d)
Total expenses	1.84%	2.11%	2.20%	2.47%	2.24%
Total expenses after fees waived and/or reimbursed	1.51%	1.52%	1.48%	1.53%	1.55%
Net investment income	1.64%	1.61%	0.59%	0.08%	0.33%
Supplemental Data
Net assets, end of year (000)	$849	$774	$553	$528	$470
Portfolio turnover rate	12%(e)	4%(e)	26%(e)	8%(e)	45%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$12.03	$10.08	$12.67	$11.74	$10.48
Net investment income(a)	0.39	0.33	0.18	0.18	0.16
Net realized and unrealized gain (loss)	1.64	1.95	(2.49)	2.01	1.29
Net increase (decrease) from investment operations	2.03	2.28	(2.31)	2.19	1.45
Distributions(b)
From net investment income	(0.48)	(0.33)	(0.13)	(0.81)	(0.19)
From net realized gain	(0.57)	—	(0.10)	(0.45)	—
Return of capital	—	—	(0.05)	—	—
Total distributions	(1.05)	(0.33)	(0.28)	(1.26)	(0.19)
Net asset value, end of year	$13.01	$12.03	$10.08	$12.67	$11.74
Total Return(c)
Based on net asset value	16.73%	22.75%	(18.37)%	18.72%	14.15%
Ratios to Average Net Assets(d)
Total expenses	0.58%	0.84%	0.95%	1.22%	0.99%
Total expenses after fees waived and/or reimbursed	0.26%	0.25%	0.22%	0.28%	0.30%
Net investment income	2.91%	2.94%	1.72%	1.35%	1.59%
Supplemental Data
Net assets, end of year (000)	$22,536	$7,335	$3,655	$4,242	$2,969
Portfolio turnover rate	12%(e)	4%(e)	26%(e)	8%(e)	45%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Class R
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$11.96	$10.03	$12.65	$11.74	$10.47
Net investment income(a)	0.29	0.23	0.11	0.08	0.09
Net realized and unrealized gain (loss)	1.65	1.95	(2.49)	2.01	1.30
Net increase (decrease) from investment operations	1.94	2.18	(2.38)	2.09	1.39
Distributions(b)
From net investment income	(0.39)	(0.25)	(0.09)	(0.73)	(0.12)
From net realized gain	(0.57)	—	(0.10)	(0.45)	—
Return of capital	—	—	(0.05)	—	—
Total distributions	(0.96)	(0.25)	(0.24)	(1.18)	(0.12)
Net asset value, end of year	$12.94	$11.96	$10.03	$12.65	$11.74
Total Return(c)
Based on net asset value	16.07%	21.82%	(18.92)%	17.86%	13.47%
Ratios to Average Net Assets(d)
Total expenses	1.29%	1.59%	1.65%	1.92%	1.68%
Total expenses after fees waived and/or reimbursed	0.96%	0.99%	0.93%	0.98%	0.99%
Net investment income	2.19%	2.14%	1.05%	0.63%	0.89%
Supplemental Data
Net assets, end of year (000)	$570	$509	$445	$509	$470
Portfolio turnover rate	12%(e)	4%(e)	26%(e)	8%(e)	45%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout the period)

BlackRock LifePath® Dynamic 2070 Fund
Institutional
Period from 09/24/24(a)
to 12/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.08
Net realized and unrealized loss	(0.21)
Net decrease from investment operations	(0.13)
Distributions from net investment income(c)	(0.06)
Net asset value, end of period	$9.81
Total Return(d)
Based on net asset value	(1.35)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.40%(g)(h)
Total expenses after fees waived and/or reimbursed	0.49%(g)
Net investment income	2.88%(g)
Supplemental Data
Net assets, end of period (000)	$98
Portfolio turnover rate	10%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.80%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout the period)

BlackRock LifePath® Dynamic 2070 Fund (continued)
Investor A
Period from 09/24/24(a)
to 12/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.07
Net realized and unrealized loss	(0.21)
Net decrease from investment operations	(0.14)
Distributions from net investment income(c)	(0.05)
Net asset value, end of period	$9.81
Total Return(d)
Based on net asset value	(1.42)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.65%(g)(h)
Total expenses after fees waived and/or reimbursed	0.75%(g)
Net investment income	2.62%(g)
Supplemental Data
Net assets, end of period (000)	$98
Portfolio turnover rate	10%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.04%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout the period)

BlackRock LifePath® Dynamic 2070 Fund (continued)
Investor C
Period from 09/24/24(a)
to 12/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.05
Net realized and unrealized loss	(0.21)
Net decrease from investment operations	(0.16)
Distributions from net investment income(c)	(0.03)
Net asset value, end of period	$9.81
Total Return(d)
Based on net asset value	(1.61)%(e)
Ratios to Average Net Assets(f)
Total expenses	2.40%(g)(h)
Total expenses after fees waived and/or reimbursed	1.49%(g)
Net investment income	1.87%(g)
Supplemental Data
Net assets, end of period (000)	$98
Portfolio turnover rate	10%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.79%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout the period)

BlackRock LifePath® Dynamic 2070 Fund (continued)
Class K
Period from 09/24/24(a)
to 12/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.08
Net realized and unrealized loss	(0.21)
Net decrease from investment operations	(0.13)
Distributions from net investment income(c)	(0.06)
Net asset value, end of period	$9.81
Total Return(d)
Based on net asset value	(1.29)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.15%(g)(h)
Total expenses after fees waived and/or reimbursed	0.24%(g)
Net investment income	3.13%(g)
Supplemental Data
Net assets, end of period (000)	$3,530
Portfolio turnover rate	10%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.54%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout the period)

BlackRock LifePath® Dynamic 2070 Fund (continued)
Class R
Period from 09/24/24(a)
to 12/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.07
Net realized and unrealized loss	(0.22)
Net decrease from investment operations	(0.15)
Distributions from net investment income(c)	(0.04)
Net asset value, end of period	$9.81
Total Return(d)
Based on net asset value	(1.47)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.85%(g)(h)
Total expenses after fees waived and/or reimbursed	0.94%(g)
Net investment income	2.42%(g)
Supplemental Data
Net assets, end of period (000)	$98
Portfolio turnover rate	10%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.24%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath Dynamic 2055 Fund	Diversified
BlackRock LifePath® Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified
BlackRock LifePath® Dynamic 2065 Fund	LifePath Dynamic 2065 Fund	Diversified
BlackRock LifePath® Dynamic 2070 Fund(a)	LifePath Dynamic 2070 Fund	Diversified

(a)	BlackRock LifePath Dynamic 2070 Fund commenced operations on September 24, 2024.
As of period end, the investment of LifePath Dynamic Retirement Fund, LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund, LifePath Dynamic 2060 Fund, LifePath Dynamic 2065 Fund and LifePath Dynamic 2070 Fund in the Diversified Equity Master Portfolio represented 22.5%, 30.0%, 34.0%, 41.5%, 46.0%, 51.3%, 52.7%, 52.4%, 53.8% and 58.3% respectively, of net assets. As such, financial statements of the Diversified Equity Master Portfolio including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Diversified Equity Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.
The value of a Fund’s investment in each of Diversified Equity Master Portfolio and International Tilts Master Portfolio reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:
Fund Name	Diversified Equity Master Portfolio	International Tilts Master Portfolio
LifePath Dynamic Retirement Fund	3.7%	5.3%
LifePath Dynamic 2030 Fund	4.7	9.0
LifePath Dynamic 2035 Fund	3.9	5.5
LifePath Dynamic 2040 Fund	6.6	12.2
LifePath Dynamic 2045 Fund	4.3	6.4
LifePath Dynamic 2050 Fund	5.6	8.4
LifePath Dynamic 2055 Fund	4.0	5.8
LifePath Dynamic 2060 Fund	1.7	2.2
LifePath Dynamic 2065 Fund	0.7	0.6
LifePath Dynamic 2070 Fund	0.1	0.1
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Reorganization: The Board of LifePath Dynamic Retirement Fund (the “Acquiring Fund”) and the Board of BlackRock LifePath Dynamic 2025 Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on October 4, 2024, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Acquiring Fund’s Share Class	Shares of the Acquiring Fund
Institutional	369,208	1.43611100	Institutional	530,224
Investor A	1,345,193	1.75976130	InvestorA	2,367,219
Investor C	97,996	1.44165983	InvestorC	141,277
Class K	6,467,773	1.42502548	ClassK	9,216,741
Class R	472,930	1.43771300	ClassR	679,938
The Target Fund’s net assets and composition of net assets on October 4, 2024, the valuation date of the reorganization, were as follows:
Target Fund
Net assets	$119,935,918
Paid-in-capital	112,753,638
Accumulated earnings	7,182,280
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $277,080,853. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $397,016,771. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
BlackRock LifePath Dynamic 2025 Fund	$ 109,337,836	$ 97,545,340
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives and strategies and identical investment policies, risks and restrictions. The reorganization was a tax-free event and was effective on October 7, 2024.
Assuming the reorganization had been completed on January 1, 2024, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended December 31, 2024, were as follows:
• Net investment income (loss): $16,812,570
• Net realized and change in unrealized gain/loss on investments: $13,946,482
• Net increase/decrease in net assets resulting from operations: $30,759,052
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since October 7, 2024.
Reorganization costs incurred by LifePath Dynamic Retirement Fund in connection with the reorganization were expensed by LifePath Dynamic Retirement Fund. The Manager reimbursed the Fund $150,000, which is included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Each Fund records daily its proportionate share of Diversified Equity Master Portfolio and International Tilts Master Portfolios’ income, expenses and realized and unrealized gains and losses.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Notes to Financial Statements

Notes to Financial Statements  (continued)

•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
•The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2024, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Dynamic Retirement Fund
Goldman Sachs & Co. LLC	$ 2,739,825	$ (2,739,825)	$ —	$ —
Morgan Stanley	2,338,875	(2,338,875)	—	—
Wells Fargo Bank N.A.	741,150	(741,150)	—	—
	$ 5,819,850	$ (5,819,850)	$ —	$ —
LifePath Dynamic 2030 Fund
Citigroup Global Markets, Inc.	$ 1,140,838	$ (1,140,838)	$ —	$ —
Goldman Sachs & Co. LLC	9,689,747	(9,689,747)	—	—
Morgan Stanley	1,263,600	(1,263,600)	—	—
RBC Capital Markets LLC	2,503,368	(2,503,368)	—	—
	$ 14,597,553	$ (14,597,553)	$ —	$ —
LifePath Dynamic 2035 Fund
Barclays Bank PLC	$ 1,332,885	$ (1,332,885)	$ —	$ —
Citigroup Global Markets, Inc.	4,001,372	(4,001,372)	—	—
Goldman Sachs & Co. LLC	385,051	(385,051)	—	—
Morgan Stanley	2,202,552	(2,202,552)	—	—
Virtu Americas LLC	103,275	(103,275)	—	—
	$ 8,025,135	$ (8,025,135)	$ —	$ —
LifePath Dynamic 2040 Fund
Citigroup Global Markets, Inc.	$ 11,353,887	$ (11,353,887)	$ —	$ —
Goldman Sachs & Co. LLC	7,591,696	(7,591,696)	—	—
J.P. Morgan Securities LLC	595,350	(595,350)	—	—
Morgan Stanley	4,027,725	(4,027,725)	—	—
UBS AG	416,676	(416,676)	—	—
Wells Fargo Securities LLC	470,430	(470,430)	—	—
	$ 24,455,764	$ (24,455,764)	$ —	$ —
LifePath Dynamic 2045 Fund
Citigroup Global Markets, Inc.	$ 3,650,616	$ (3,650,616)	$ —	$ —
Morgan Stanley	3,596,400	(3,596,400)	—	—
RBC Capital Markets LLC	1,532,621	(1,532,621)	—	—
Wells Fargo Bank N.A.	309,825	(309,825)	—	—
	$ 9,089,462	$ (9,089,462)	$ —	$ —
LifePath Dynamic 2050 Fund
BNP Paribas SA	$ 645	$ (645)	$ —	$ —
Citigroup Global Markets, Inc.	3,766,537	(3,766,537)	—	—
Goldman Sachs & Co. LLC	3,566,025	(3,566,025)	—	—
HSBC Bank PLC	2,005	(2,005)	—	—
Morgan Stanley	831,914	(831,914)	—	—
	$ 8,167,126	$ (8,167,126)	$ —	$ —
LifePath Dynamic 2055 Fund
Barclays Bank PLC	$ 572,703	$ (572,703)	$ —	$ —
Citigroup Global Markets, Inc.	460,012	(460,012)	—	—
Jefferies LLC	523,900	(523,900)	—	—
RBC Capital Markets LLC	7,372	(7,372)	—	—
UBS AG	1,298,140	(1,298,140)	—	—
	$ 2,862,127	$ (2,862,127)	$ —	$ —
LifePath Dynamic 2060 Fund
Goldman Sachs & Co. LLC	$ 615,393	$ (615,393)	$ —	$ —
Morgan Stanley	1,639,213	(1,639,213)	—	—
RBC Capital Markets LLC	149,576	(149,576)	—	—
UBS AG	508,266	(508,266)	—	—
Wells Fargo Bank N.A.	30,375	(30,375)	—	—
	$ 2,942,823	$ (2,942,823)	$ —	$ —
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Dynamic 2065 Fund
BNP Paribas SA	$ 604,500	$ (604,500)	$ —	$ —
Morgan Stanley	91,776	(91,776)	—	—
UBS AG	15,246	(15,246)	—	—
Wells Fargo Bank N.A.	352,350	(352,350)	—	—
	$ 1,063,872	$ (1,063,872)	$ —	$ —
LifePath Dynamic 2070 Fund
BofA Securities, Inc.	$ 151,750	$ (151,750)	$ —	$ —
RBC Capital Markets LLC	303,750	(303,750)	—	—
	$ 455,500	$ (455,500)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.30% of the average daily value of each Fund’s net assets.
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”)(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of each Fund for which BIL and BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing
Notes to Financial Statements

Notes to Financial Statements  (continued)

service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
LifePath Dynamic Retirement Fund	$ 282,287	$ 16,769	$ 36,960	$ 336,016
LifePath Dynamic 2030 Fund	336,378	20,105	39,976	396,459
LifePath Dynamic 2035 Fund	80,270	31,408	33,852	145,530
LifePath Dynamic 2040 Fund	347,973	26,844	40,030	414,847
LifePath Dynamic 2045 Fund	68,375	15,449	42,688	126,512
LifePath Dynamic 2050 Fund	211,224	19,060	32,809	263,093
LifePath Dynamic 2055 Fund	55,484	11,817	24,754	92,055
LifePath Dynamic 2060 Fund	10,154	1,424	13,849	25,427
LifePath Dynamic 2065 Fund	12,905	8,456	2,840	24,201
LifePath Dynamic 2070 Fund	68	269	133	470
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.29% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor C Shares, 0.04% of the average daily net assets of Class K Shares and 0.24% of the average daily net assets of Class R Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic Retirement Fund	$ 100,212	$ 327,453	$ 4,863	$ 51,412	$ 17,741	$ 501,681
LifePath Dynamic 2030 Fund	134,180	390,198	5,830	63,335	19,189	612,732
LifePath Dynamic 2035 Fund	31,977	93,112	9,109	69,026	16,249	219,473
LifePath Dynamic 2040 Fund	142,133	403,648	7,785	61,110	19,214	633,890
LifePath Dynamic 2045 Fund	21,821	79,315	4,480	57,708	20,490	183,814
LifePath Dynamic 2050 Fund	57,120	245,021	5,527	45,437	15,749	368,854
LifePath Dynamic 2055 Fund	21,878	64,361	3,427	44,928	11,882	146,476
LifePath Dynamic 2060 Fund	13,025	11,779	413	17,369	6,648	49,234
LifePath Dynamic 2065 Fund	3,585	14,970	2,452	5,969	1,363	28,339
LifePath Dynamic 2070 Fund	78	78	78	387	65	686
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended December 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
Other Fees:  For the year ended December 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
LifePath Dynamic Retirement Fund	$ 1,265
LifePath Dynamic 2030 Fund	438
LifePath Dynamic 2035 Fund	553
LifePath Dynamic 2040 Fund	802
LifePath Dynamic 2045 Fund	529
LifePath Dynamic 2050 Fund	1,745
LifePath Dynamic 2055 Fund	1,295
LifePath Dynamic 2060 Fund	796
LifePath Dynamic 2065 Fund	984

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

For the year ended December 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor C
LifePath Dynamic Retirement Fund	$ 5
LifePath Dynamic 2030 Fund	226
LifePath Dynamic 2035 Fund	897
LifePath Dynamic 2040 Fund	151
LifePath Dynamic 2045 Fund	307
LifePath Dynamic 2050 Fund	154
LifePath Dynamic 2055 Fund	614
LifePath Dynamic 2060 Fund	265
LifePath Dynamic 2065 Fund	114
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2025 (for each Fund other than LifePath Dynamic 2070 Fund) or June 30, 2026 (for LifePath Dynamic 2070 Fund). The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 35,336
LifePath Dynamic 2030 Fund	43,637
LifePath Dynamic 2035 Fund	45,745
LifePath Dynamic 2040 Fund	44,446
LifePath Dynamic 2045 Fund	34,360
LifePath Dynamic 2050 Fund	32,895
LifePath Dynamic 2055 Fund	24,581
LifePath Dynamic 2060 Fund	10,328
LifePath Dynamic 2065 Fund	5,770
LifePath Dynamic 2070 Fund	108
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2025 (for each Fund other than LifePath Dynamic 2070 Fund) or June 30, 2026 (for LifePath Dynamic 2070 Fund). The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 509,597
LifePath Dynamic 2030 Fund	679,215
LifePath Dynamic 2035 Fund	393,448
LifePath Dynamic 2040 Fund	739,581
LifePath Dynamic 2045 Fund	349,926
LifePath Dynamic 2050 Fund	465,739
LifePath Dynamic 2055 Fund	285,094
LifePath Dynamic 2060 Fund	101,961
LifePath Dynamic 2065 Fund	36,877
LifePath Dynamic 2070 Fund	2,314
The fees and expenses of the Trust’s Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of the Manager and the Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through June 30, 2034 (for each Fund other than LifePath Dynamic 2070 Fund) or June 30, 2035 (for LifePath Dynamic 2070 Fund). These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 29,877
LifePath Dynamic 2030 Fund	33,242
LifePath Dynamic 2035 Fund	32,241
LifePath Dynamic 2040 Fund	33,244
LifePath Dynamic 2045 Fund	31,975
LifePath Dynamic 2050 Fund	32,247
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic 2055 Fund	$ 31,645
LifePath Dynamic 2060 Fund	30,823
LifePath Dynamic 2065 Fund	30,709
LifePath Dynamic 2070 Fund	22,385
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2024, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath Dynamic Retirement Fund	$ 2,025
LifePath Dynamic 2030 Fund	15,315
LifePath Dynamic 2035 Fund	8,847
LifePath Dynamic 2040 Fund	26,921
LifePath Dynamic 2045 Fund	10,350
LifePath Dynamic 2050 Fund	9,917
LifePath Dynamic 2055 Fund	1,987
LifePath Dynamic 2060 Fund	1,884
LifePath Dynamic 2065 Fund	926
LifePath Dynamic 2070 Fund	8
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

7.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath Dynamic Retirement Fund	$84,975,080	$55,483,188
LifePath Dynamic 2030 Fund	98,831,249	62,479,807
LifePath Dynamic 2035 Fund	67,667,267	29,674,731
LifePath Dynamic 2040 Fund	74,677,629	57,361,370
LifePath Dynamic 2045 Fund	50,111,473	21,364,073
LifePath Dynamic 2050 Fund	51,778,341	22,452,697
LifePath Dynamic 2055 Fund	49,620,850	11,130,665
LifePath Dynamic 2060 Fund	31,321,100	4,865,301
LifePath Dynamic 2065 Fund	13,196,575	1,996,998
LifePath Dynamic 2070 Fund	4,353,366	348,260
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
LifePath Dynamic Retirement Fund
Ordinary income	$ 20,974,165	$ 8,418,797
Long-term capital gains	13,853,855	10,000,023
	$ 34,828,020	$ 18,418,820
LifePath Dynamic 2030 Fund
Ordinary income	$ 26,998,554	$ 8,788,722
LifePath Dynamic 2035 Fund
Ordinary income	$ 17,898,561	$ 4,603,521
Long-term capital gains	1,976,320	—
	$ 19,874,881	$ 4,603,521
LifePath Dynamic 2040 Fund
Ordinary income	$ 34,606,025	$ 11,976,271
Long-term capital gains	7,578,028	1,605,724
	$ 42,184,053	$ 13,581,995
LifePath Dynamic 2045 Fund
Ordinary income	$ 16,757,279	$ 3,914,602
Long-term capital gains	4,122,306	—
	$ 20,879,585	$ 3,914,602
LifePath Dynamic 2050 Fund
Ordinary income	$ 22,248,985	$ 4,487,984
Long-term capital gains	7,269,106	—
	$ 29,518,091	$ 4,487,984
LifePath Dynamic 2055 Fund
Ordinary income	$ 12,424,692	$ 2,720,487
Long-term capital gains	3,063,927	—
	$ 15,488,619	$ 2,720,487
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
LifePath Dynamic 2060 Fund
Ordinary income	$ 3,792,545	$ 751,857
Long-term capital gains	1,198,210	—
	$ 4,990,755	$ 751,857
LifePath Dynamic 2065 Fund
Ordinary income	$ 1,776,461	$ 258,931
Long-term capital gains	602,448	—
	$ 2,378,909	$ 258,931
LifePath Dynamic 2070 Fund
Ordinary income	$ 24,334	$ —
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
LifePath Dynamic Retirement Fund	$ 2,516,156	$ 1,386,904	$ —	$ 44,963,392	$ —	$ 48,866,452
LifePath Dynamic 2030 Fund	2,730,634	—	—	11,976,791	—	14,707,425
LifePath Dynamic 2035 Fund	1,817,134	—	—	13,586,481	(646,458)	14,757,157
LifePath Dynamic 2040 Fund	5,139,379	—	—	49,112,038	(692,761)	53,558,656
LifePath Dynamic 2045 Fund	2,368,294	—	—	16,600,969	(580,711)	18,388,552
LifePath Dynamic 2050 Fund	2,371,464	—	—	30,493,680	(1,588,352)	31,276,792
LifePath Dynamic 2055 Fund	1,769,641	—	—	14,202,591	(522,983)	15,449,249
LifePath Dynamic 2060 Fund	317,733	—	—	5,092,578	(187,495)	5,222,816
LifePath Dynamic 2065 Fund	73,904	—	—	1,900,562	(147,589)	1,826,877
LifePath Dynamic 2070 Fund	128,152	—	(244,241)	38,233	—	(77,856)

(a)	Subject to limitations, amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency contracts and futures contracts, the timing and recognition of partnership income and accounting for swap agreements.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended December 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforward:
Fund Name	Utilized
LifePath Dynamic Retirement Fund	$ 871,230
LifePath Dynamic 2030 Fund	5,490,669
LifePath Dynamic 2035 Fund	461,948
LifePath Dynamic 2055 Fund	585,756
LifePath Dynamic 2060 Fund	504,636
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Dynamic Retirement Fund	$ 384,162,435	$ 55,177,710	$ (10,242,270)	$ 44,935,440
LifePath Dynamic 2030 Fund	400,392,300	21,109,597	(8,950,517)	12,159,080
LifePath Dynamic 2035 Fund	277,203,113	18,867,905	(5,119,137)	13,748,768
LifePath Dynamic 2040 Fund	377,749,341	55,940,935	(6,575,699)	49,365,236
LifePath Dynamic 2045 Fund	224,783,617	20,349,819	(3,571,564)	16,778,255
LifePath Dynamic 2050 Fund	249,714,401	34,637,948	(3,961,754)	30,676,194
LifePath Dynamic 2055 Fund	178,771,016	16,983,763	(2,656,887)	14,326,876
LifePath Dynamic 2060 Fund	76,224,859	6,143,135	(1,042,289)	5,100,846
LifePath Dynamic 2065 Fund	31,835,803	2,374,959	(471,404)	1,903,555
LifePath Dynamic 2070 Fund	4,308,756	150,205	(111,483)	38,722
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements  (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic Retirement Fund
Institutional
Shares sold	253,147	$ 2,439,962	278,015	$ 2,635,748
Shares issued in reinvestment of distributions	380,952	3,606,001	286,669	2,713,716
Shares issued in reorganization	530,224	5,124,707	—	—
Shares redeemed	(781,202)	(7,532,600)	(951,967)	(9,104,607)
	383,121	$ 3,638,070	(387,283)	$ (3,755,143)
Investor A
Shares sold and automatic conversion of shares	3,278,228	$ 25,643,474	1,895,697	$ 15,109,896
Shares issued in reinvestment of distributions	1,877,447	14,308,988	1,343,684	10,461,102
Shares issued in reorganization	2,367,219	18,406,485	—	—
Shares redeemed	(5,556,771)	(43,538,609)	(4,036,223)	(32,203,727)
	1,966,123	$ 14,820,338	(796,842)	$ (6,632,729)
Investor C
Shares sold	17,155	$ 161,595	15,410	$ 143,791
Shares issued in reinvestment of distributions	18,643	170,626	10,527	97,173
Shares issued in reorganization	141,277	1,326,434	—	—
Shares redeemed and automatic conversion of shares	(33,805)	(315,440)	(59,219)	(545,758)
	143,270	$ 1,343,215	(33,282)	$ (304,794)
Class K
Shares sold	15,675,438	$ 150,595,110	2,800,296	$ 26,486,843
Shares issued in reinvestment of distributions	1,697,424	15,943,070	502,458	4,734,766
Shares issued in reorganization	9,216,741	88,633,909	—	—
Shares redeemed	(5,698,038)	(54,767,518)	(1,714,712)	(16,403,504)
	20,891,565	$ 200,404,571	1,588,042	$ 14,818,105
Class R
Shares sold	121,394	$ 1,145,032	110,079	$ 1,042,377
Shares issued in reinvestment of distributions	85,030	786,222	44,162	410,802
Shares issued in reorganization	679,938	6,444,383	—	—
Shares redeemed	(106,880)	(1,017,489)	(146,826)	(1,389,579)
	779,482	$ 7,358,148	7,415	$ 63,600
	24,163,561	$ 227,564,342	378,050	$ 4,189,039

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2030 Fund
Institutional
Shares sold	766,851	$ 10,511,189	347,365	$ 4,287,178
Shares issued in reinvestment of distributions	232,139	3,143,679	111,467	1,406,103
Shares redeemed	(962,077)	(13,108,926)	(488,156)	(6,001,848)
	36,913	$ 545,942	(29,324)	$ (308,567)
Investor A
Shares sold and automatic conversion of shares	1,863,050	$ 24,094,629	1,644,036	$ 19,093,173
Shares issued in reinvestment of distributions	720,967	9,127,006	356,520	4,225,407
Shares redeemed	(3,019,523)	(39,275,075)	(3,348,009)	(38,756,492)
	(435,506)	$ (6,053,440)	(1,347,453)	$ (15,437,912)
Investor C
Shares sold	17,152	$ 227,630	32,393	$ 388,402
Shares issued in reinvestment of distributions	9,419	122,832	3,656	44,778
Shares redeemed and automatic conversion of shares	(28,052)	(367,832)	(88,468)	(1,051,910)
	(1,481)	$ (17,370)	(52,419)	$ (618,730)

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2030 Fund (continued)
Class K
Shares sold	10,842,850	$ 148,191,169	2,885,650	$ 35,463,117
Shares issued in reinvestment of distributions	1,037,941	14,022,851	232,073	2,920,476
Shares redeemed	(3,391,690)	(46,931,392)	(2,174,523)	(26,800,412)
	8,489,101	$ 115,282,628	943,200	$ 11,583,181
Class R
Shares sold	200,618	$ 2,694,649	223,013	$ 2,689,170
Shares issued in reinvestment of distributions	43,462	575,143	15,224	188,238
Shares redeemed	(102,127)	(1,383,792)	(157,521)	(1,920,632)
	141,953	$ 1,886,000	80,716	$ 956,776
	8,230,980	$ 111,643,760	(405,280)	$ (3,825,252)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2035 Fund
Institutional
Shares sold	256,823	$ 4,175,635	224,460	$ 3,152,903
Shares issued in reinvestment of distributions	47,314	746,993	29,599	429,728
Shares redeemed	(544,829)	(8,469,960)	(119,635)	(1,705,934)
	(240,692)	$ (3,547,332)	134,424	$ 1,876,697
Investor A
Shares sold and automatic conversion of shares	369,040	$ 5,869,945	673,650	$ 9,432,318
Shares issued in reinvestment of distributions	142,176	2,228,182	58,768	849,094
Shares redeemed	(473,623)	(7,567,155)	(559,551)	(7,841,354)
	37,593	$ 530,972	172,867	$ 2,440,058
Investor C
Shares sold	52,422	$ 840,572	40,326	$ 560,996
Shares issued in reinvestment of distributions	15,403	235,790	4,591	65,214
Shares redeemed and automatic conversion of shares	(17,408)	(268,995)	(93,594)	(1,295,145)
	50,417	$ 807,367	(48,677)	$ (668,935)
Class K
Shares sold	9,329,920	$ 151,327,046	2,919,177	$ 41,896,280
Shares issued in reinvestment of distributions	1,003,665	16,145,032	209,873	3,103,167
Shares redeemed	(2,254,120)	(36,906,881)	(1,510,197)	(21,682,814)
	8,079,465	$ 130,565,197	1,618,853	$ 23,316,633
Class R
Shares sold	148,051	$ 2,340,647	159,989	$ 2,221,391
Shares issued in reinvestment of distributions	33,220	518,839	10,785	155,569
Shares redeemed	(67,189)	(1,059,749)	(98,304)	(1,369,491)
	114,082	$ 1,799,737	72,470	$ 1,007,469
	8,040,865	$ 130,155,941	1,949,937	$ 27,971,922

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2040 Fund
Institutional
Shares sold	406,200	$ 7,309,150	309,196	$ 4,892,826
Shares issued in reinvestment of distributions	285,328	4,966,348	139,068	2,273,663
Shares redeemed	(745,260)	(13,155,173)	(314,282)	(4,953,605)
	(53,732)	$ (879,675)	133,982	$ 2,212,884
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2040 Fund (continued)
Investor A
Shares sold and automatic conversion of shares	1,953,108	$ 29,912,234	1,826,485	$ 24,922,115
Shares issued in reinvestment of distributions	1,102,757	16,205,128	499,155	7,016,057
Shares redeemed	(2,858,390)	(43,753,585)	(2,525,151)	(34,483,687)
	197,475	$ 2,363,777	(199,511)	$ (2,545,515)
Investor C
Shares sold	17,162	$ 290,166	20,006	$ 305,611
Shares issued in reinvestment of distributions	15,026	251,932	6,418	102,012
Shares redeemed and automatic conversion of shares	(36,339)	(627,353)	(18,975)	(287,639)
	(4,151)	$ (85,255)	7,449	$ 119,984
Class K
Shares sold	7,680,867	$ 137,000,584	2,040,712	$ 32,584,820
Shares issued in reinvestment of distributions	1,127,522	19,814,929	237,465	3,917,735
Shares redeemed	(1,793,619)	(32,192,544)	(1,397,520)	(22,263,693)
	7,014,770	$ 124,622,969	880,657	$ 14,238,862
Class R
Shares sold	210,087	$ 3,693,849	120,122	$ 1,858,295
Shares issued in reinvestment of distributions	55,505	943,168	16,801	269,856
Shares redeemed	(67,113)	(1,168,209)	(95,971)	(1,510,396)
	198,479	$ 3,468,808	40,952	$ 617,755
	7,352,841	$ 129,490,624	863,529	$ 14,643,970

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2045 Fund
Institutional
Shares sold	142,894	$ 2,609,597	190,350	$ 2,955,954
Shares issued in reinvestment of distributions	32,371	582,214	17,366	280,785
Shares redeemed	(380,228)	(6,746,312)	(81,842)	(1,286,598)
	(204,963)	$ (3,554,501)	125,874	$ 1,950,141
Investor A
Shares sold and automatic conversion of shares	600,196	$ 10,984,071	580,509	$ 9,067,933
Shares issued in reinvestment of distributions	152,114	2,717,251	42,239	680,771
Shares redeemed	(490,574)	(8,889,869)	(378,262)	(5,860,538)
	261,736	$ 4,811,453	244,486	$ 3,888,166
Investor C
Shares sold	19,605	$ 351,034	20,069	$ 301,359
Shares issued in reinvestment of distributions	7,597	132,144	1,897	30,002
Shares redeemed and automatic conversion of shares	(19,520)	(356,169)	(30,897)	(455,841)
	7,682	$ 127,009	(8,931)	$ (124,480)
Class K
Shares sold	5,892,906	$ 108,018,744	1,924,906	$ 30,370,376
Shares issued in reinvestment of distributions	907,991	16,597,701	166,474	2,729,015
Shares redeemed	(1,459,092)	(27,166,016)	(1,094,259)	(17,316,097)
	5,341,805	$ 97,450,429	997,121	$ 15,783,294
Class R
Shares sold	144,555	$ 2,615,030	216,324	$ 3,348,505
Shares issued in reinvestment of distributions	47,719	846,680	12,013	192,713
Shares redeemed	(83,727)	(1,495,930)	(72,216)	(1,108,858)
	108,547	$ 1,965,780	156,121	$ 2,432,360
	5,514,807	$ 100,800,170	1,514,671	$ 23,929,481

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2050 Fund
Institutional
Shares sold	164,322	$ 3,889,907	210,543	$ 4,200,745
Shares issued in reinvestment of distributions	92,271	2,123,666	27,579	576,837
Shares redeemed	(330,741)	(7,589,978)	(132,679)	(2,636,815)
	(74,148)	$ (1,576,405)	105,443	$ 2,140,767
Investor A
Shares sold and automatic conversion of shares	1,125,659	$ 26,369,436	920,168	$ 18,282,175
Shares issued in reinvestment of distributions	421,432	9,620,072	96,773	2,014,082
Shares redeemed	(1,072,653)	(24,995,423)	(1,063,776)	(21,074,626)
	474,438	$ 10,994,085	(46,835)	$ (778,369)
Investor C
Shares sold	17,277	$ 395,086	17,670	$ 344,989
Shares issued in reinvestment of distributions	9,217	204,604	1,844	37,794
Shares redeemed and automatic conversion of shares	(21,738)	(493,042)	(28,396)	(556,570)
	4,756	$ 106,648	(8,882)	$ (173,787)
Class K
Shares sold	4,616,200	$ 108,486,498	1,267,722	$ 25,505,689
Shares issued in reinvestment of distributions	722,026	16,721,620	83,332	1,751,362
Shares redeemed	(1,014,477)	(23,969,540)	(955,819)	(19,131,992)
	4,323,749	$ 101,238,578	395,235	$ 8,125,059
Class R
Shares sold	146,433	$ 3,378,848	91,151	$ 1,812,500
Shares issued in reinvestment of distributions	37,464	846,943	5,190	107,388
Shares redeemed	(21,997)	(506,881)	(73,709)	(1,453,091)
	161,900	$ 3,718,910	22,632	$ 466,797
	4,890,695	$ 114,481,816	467,593	$ 9,780,467

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2055 Fund
Institutional
Shares sold	146,736	$ 2,858,825	154,662	$ 2,538,132
Shares issued in reinvestment of distributions	29,528	576,032	14,954	257,365
Shares redeemed	(314,905)	(5,897,581)	(60,356)	(994,699)
	(138,641)	$ (2,462,724)	109,260	$ 1,800,798
Investor A
Shares sold and automatic conversion of shares	517,736	$ 10,132,434	408,588	$ 6,706,090
Shares issued in reinvestment of distributions	105,457	2,037,263	28,976	495,352
Shares redeemed	(329,744)	(6,421,557)	(372,561)	(6,086,658)
	293,449	$ 5,748,140	65,003	$ 1,114,784
Investor C
Shares sold	12,858	$ 243,063	16,886	$ 269,312
Shares issued in reinvestment of distributions	5,121	96,322	1,419	23,903
Shares redeemed and automatic conversion of shares	(13,106)	(243,542)	(46,675)	(749,996)
	4,873	$ 95,843	(28,370)	$ (456,781)
Class K
Shares sold	4,673,127	$ 92,207,985	1,686,696	$ 28,202,095
Shares issued in reinvestment of distributions	618,391	12,310,177	105,522	1,848,690
Shares redeemed	(880,536)	(17,489,327)	(683,988)	(11,405,745)
	4,410,982	$ 87,028,835	1,108,230	$ 18,645,040
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2055 Fund (continued)
Class R
Shares sold	114,411	$ 2,197,525	98,676	$ 1,603,376
Shares issued in reinvestment of distributions	24,057	462,086	5,463	93,100
Shares redeemed	(31,836)	(616,258)	(62,612)	(1,020,321)
	106,632	$ 2,043,353	41,527	$ 676,155
	4,677,295	$ 92,453,447	1,295,650	$ 21,779,996

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2060 Fund
Institutional
Shares sold	177,770	$ 2,601,138	155,849	$ 1,892,126
Shares issued in reinvestment of distributions	21,985	324,924	7,102	90,656
Shares redeemed	(112,978)	(1,645,248)	(35,870)	(440,490)
	86,777	$ 1,280,814	127,081	$ 1,542,292
Investor A
Shares sold and automatic conversion of shares	263,707	$ 3,834,137	98,636	$ 1,203,003
Shares issued in reinvestment of distributions	22,906	336,978	4,621	58,834
Shares redeemed	(56,122)	(820,849)	(51,988)	(629,962)
	230,491	$ 3,350,266	51,269	$ 631,875
Investor C
Shares sold	2,052	$ 28,544	5,648	$ 67,880
Shares issued in reinvestment of distributions	394	5,766	185	2,364
Shares redeemed and automatic conversion of shares	(6,455)	(94,341)	(3,255)	(39,207)
	(4,009)	$ (60,031)	2,578	$ 31,037
Class K
Shares sold	3,627,062	$ 52,723,667	907,901	$ 11,127,417
Shares issued in reinvestment of distributions	278,690	4,130,989	37,195	475,443
Shares redeemed	(863,859)	(12,579,605)	(421,019)	(5,116,962)
	3,041,893	$ 44,275,051	524,077	$ 6,485,898
Class R
Shares sold	102,422	$ 1,484,521	71,170	$ 866,152
Shares issued in reinvestment of distributions	12,171	178,880	3,578	45,540
Shares redeemed	(53,553)	(813,228)	(35,219)	(426,187)
	61,040	$ 850,173	39,529	$ 485,505
	3,416,192	$ 49,696,273	744,534	$ 9,176,607

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2065 Fund
Institutional
Shares sold	47,667	$ 624,996	38,400	$ 424,724
Shares issued in reinvestment of distributions	4,535	60,071	1,133	13,124
Shares redeemed	(38,198)	(479,851)	(8,401)	(94,274)
	14,004	$ 205,216	31,132	$ 343,574
Investor A
Shares sold and automatic conversion of shares	439,537	$ 5,835,412	136,416	$ 1,547,832
Shares issued in reinvestment of distributions	39,532	521,255	2,809	32,665
Shares redeemed	(48,601)	(648,868)	(16,601)	(182,417)
	430,468	$ 5,707,799	122,624	$ 1,398,080

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2065 Fund (continued)
Investor C
Shares sold	9,995	$ 126,569	15,355	$ 170,064
Shares issued in reinvestment of distributions	1,634	21,430	393	4,556
Shares redeemed and automatic conversion of shares	(10,693)	(133,988)	(6,071)	(70,822)
	936	$ 14,011	9,677	$ 103,798
Class K
Shares sold	1,164,027	$ 15,458,231	345,302	$ 3,857,008
Shares issued in reinvestment of distributions	103,126	1,368,158	7,662	89,091
Shares redeemed	(145,464)	(1,958,353)	(105,491)	(1,158,097)
	1,121,689	$ 14,868,036	247,473	$ 2,788,002
Class R
Shares sold	1,242	$ 16,496	2,267	$ 24,684
Shares issued in reinvestment of distributions	267	3,528	83	940
Shares redeemed	(7)	(90)	(4,100)	(44,540)
	1,502	$ 19,934	(1,750)	$ (18,916)
	1,568,599	$ 20,814,996	409,156	$ 4,614,538

	Period from 09/24/24(a) to 12/31/24
Fund Name / Share Class	Shares	Amounts
LifePath Dynamic 2070 Fund
Institutional
Shares sold	10,010	$ 100,100
Shares redeemed	(10)	(100)
	10,000	$ 100,000
Investor A
Shares sold	10,010	$ 100,100
Shares redeemed and automatic conversion of shares	(10)	(100)
	10,000	$ 100,000
Investor C
Shares sold and automatic conversion of shares	10,010	$ 100,100
Shares redeemed	(10)	(100)
	10,000	$ 100,000
Class K
Shares sold	360,010	$ 3,600,100
Shares redeemed	(10)	(100)
	360,000	$ 3,600,000
Class R
Shares sold	10,010	$ 100,100
Shares redeemed	(10)	(100)
	10,000	$ 100,000
	400,000	$ 4,000,000

(a)	Commencement of operations.
As of December 31, 2024, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K	Class R
LifePath Dynamic 2045 Fund	2,003	—
LifePath Dynamic 2055 Fund	2,001	2,000
As of December 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
LifePath Dynamic 2065 Fund	40,000	40,000	40,000	240,000	40,000
LifePath Dynamic 2070 Fund	10,000	10,000	10,000	360,000	10,000
Notes to Financial Statements

Notes to Financial Statements  (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the series constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlighted for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
BlackRock LifePath® Dynamic Retirement Fund (1)
BlackRock LifePath® Dynamic 2030 Fund (1)
BlackRock LifePath® Dynamic 2035 Fund (1)
BlackRock LifePath® Dynamic 2040 Fund (1)
BlackRock LifePath® Dynamic 2045 Fund (1)
BlackRock LifePath® Dynamic 2050 Fund (1)
BlackRock LifePath® Dynamic 2055 Fund (1)
BlackRock LifePath® Dynamic 2060 Fund (1)
BlackRock LifePath® Dynamic 2065 Fund (1)
BlackRock LifePath® Dynamic 2070 Fund (2)
(1) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for each of the two years in the period ended December 31, 2024
(2) Statement of operations and statement of changes in net assets for the period September 24, 2024 (commencement of operations) through December 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, accounting agent, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Dividend Income
LifePath Dynamic Retirement Fund	$ 1,491,667
LifePath Dynamic 2025 Fund(a)	445,495
LifePath Dynamic 2030 Fund	2,349,756
LifePath Dynamic 2035 Fund	1,698,575
LifePath Dynamic 2040 Fund	3,325,204
LifePath Dynamic 2045 Fund	1,879,330
LifePath Dynamic 2050 Fund	2,447,366
LifePath Dynamic 2055 Fund	1,624,294
LifePath Dynamic 2060 Fund	603,942
LifePath Dynamic 2065 Fund	215,423
LifePath Dynamic 2070 Fund	18,781

(a)	Effective October 7, 2024, LifePath Dynamic 2025 Fund reorganized into LifePath Dynamic Retirement Fund.
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Business Income
LifePath Dynamic Retirement Fund	$ 54,262
LifePath Dynamic 2025 Fund(a)	16,385
LifePath Dynamic 2030 Fund	118,269
LifePath Dynamic 2035 Fund	62,083
LifePath Dynamic 2040 Fund	139,331
LifePath Dynamic 2045 Fund	80,495
LifePath Dynamic 2050 Fund	79,540
LifePath Dynamic 2055 Fund	45,585
LifePath Dynamic 2060 Fund	15,218
LifePath Dynamic 2065 Fund	6,140
LifePath Dynamic 2070 Fund	266

(a)	Effective October 7, 2024, LifePath Dynamic 2025 Fund reorganized into LifePath Dynamic Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2024:
Fund Name	20% Rate Long-Term Capital Gain Dividends
LifePath Dynamic Retirement Fund	$ 13,853,855
LifePath Dynamic 2035 Fund	1,976,320
LifePath Dynamic 2040 Fund	7,578,028
LifePath Dynamic 2045 Fund	4,122,306
LifePath Dynamic 2050 Fund	7,269,106
LifePath Dynamic 2055 Fund	3,063,927
LifePath Dynamic 2060 Fund	1,198,210
LifePath Dynamic 2065 Fund	602,448
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
LifePath Dynamic Retirement Fund	$ 3,174,065
LifePath Dynamic 2025 Fund(a)	1,268,682
LifePath Dynamic 2030 Fund	3,709,589
LifePath Dynamic 2035 Fund	1,922,339
LifePath Dynamic 2040 Fund	2,125,736
LifePath Dynamic 2045 Fund	786,290
LifePath Dynamic 2050 Fund	681,278
LifePath Dynamic 2055 Fund	499,197
LifePath Dynamic 2060 Fund	210,657
LifePath Dynamic 2065 Fund	115,505

2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited) (continued)

Fund Name	Federal Obligation Interest
LifePath Dynamic 2070 Fund	$ 3,241

(a)	Effective October 7, 2024, LifePath Dynamic 2025 Fund reorganized into LifePath Dynamic Retirement Fund.
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
LifePath Dynamic Retirement Fund	1.56%
LifePath Dynamic 2025 Fund(a)	2.44
LifePath Dynamic 2030 Fund	2.13
LifePath Dynamic 2035 Fund	2.44
LifePath Dynamic 2040 Fund	2.36
LifePath Dynamic 2045 Fund	2.86
LifePath Dynamic 2050 Fund	2.75
LifePath Dynamic 2055 Fund	3.35
LifePath Dynamic 2060 Fund	3.87
LifePath Dynamic 2065 Fund	3.09
LifePath Dynamic 2070 Fund	12.63

(a)	Effective October 7, 2024, LifePath Dynamic 2025 Fund reorganized into LifePath Dynamic Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
LifePath Dynamic Retirement Fund	$ 7,927,570
LifePath Dynamic 2025 Fund(a)	3,008,458
LifePath Dynamic 2030 Fund	8,508,893
LifePath Dynamic 2035 Fund	4,073,371
LifePath Dynamic 2040 Fund	4,412,472
LifePath Dynamic 2045 Fund	1,560,753
LifePath Dynamic 2050 Fund	1,374,167
LifePath Dynamic 2055 Fund	1,012,757
LifePath Dynamic 2060 Fund	427,212
LifePath Dynamic 2065 Fund	234,516
LifePath Dynamic 2070 Fund	6,863

(a)	Effective October 7, 2024, LifePath Dynamic 2025 Fund reorganized into LifePath Dynamic Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
LifePath Dynamic Retirement Fund	$ 7,927,570	$ 5,046,541
LifePath Dynamic 2025 Fund(a)	3,008,458	—
LifePath Dynamic 2030 Fund	8,508,893	7,434,732
LifePath Dynamic 2035 Fund	4,073,371	6,021,056
LifePath Dynamic 2040 Fund	4,412,472	16,352,761
LifePath Dynamic 2045 Fund	1,560,753	7,065,104
LifePath Dynamic 2050 Fund	1,374,167	10,050,431
LifePath Dynamic 2055 Fund	1,012,757	5,140,305
LifePath Dynamic 2060 Fund	427,212	1,291,163
LifePath Dynamic 2065 Fund	234,516	721,259
LifePath Dynamic 2070 Fund	6,833	—

(a)	Effective October 7, 2024, LifePath Dynamic 2025 Fund reorganized into LifePath Dynamic Retirement Fund
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on May 15-17, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath Dynamic 2070 Fund (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile relative to the Fund’s Expense Peers.  Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoint structure, fee waivers, and expense caps, as applicable.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on May 15-17, 2024 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to BlackRock LifePath Dynamic 2070 Fund (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement.  The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  At the Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund.  At the Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Meeting is included in the annual shareholder report for the Fund for the period ended December 31, 2024. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Sub-Advisory Agreement (continued)

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on May 15-17, 2024 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock (Singapore) Limited (the “Sub-Advisor”) with respect to BlackRock LifePath Dynamic 2070 Fund (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement.  The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  At the Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund.  At the Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Meeting is included in the annual shareholder report for the Fund for the period ended December 31, 2024. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2024 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: February 24, 2025

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